As filed with the U.S. Securities and Exchange Commission on February 9, 2007

Securities Act File No. 33-91278

Investment Company Act File No. 811-07435

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   ☒

Pre-Effective Amendment No. ___

Post-Effective Amendment No. 36

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            ☒

Amendment No. 37

(Check appropriate box or boxes.)

Legg Mason Partners Lifestyle Series, Inc.

(Exact Name of Registrant as Specified in Charter)

125 Broad Street, New York, New York      10004

(Address of Principal Executive Offices)     (Zip Code)

Registrant’s Telephone Number, including Area Code (800) 451-2010

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Floor

Stamford, CT 06902

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☒ on April 30, 2007 pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Legg Mason Partners
Lifestyle Series, Inc.

Variable Lifestyle Allocation 85%

P R O S P E C T U S

                     April 30, 2007

Shares of the portfolio are
offered only to insurance com-
pany separate accounts which
fund certain annuity and variable
life insurance contracts and to
certain qualified pension and
retirement plans. This prospectus
should be read together with the
prospectus for those contracts or
plans.

The Securities and Exchange
Commission has not approved or
disapproved these securities or
determined whether this prospec-
tus is accurate or complete. Any
statement to the contrary is a
crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Lifestyle Series, Inc. (“Lifestyle Series”) consists of nine separate investment portfolios, each with its own investment objective and policies. This prospectus relates to one of those portfolios. Each portfolio offers different levels of potential return and involves different levels of risk.

The Board of Directors has approved certain changes in the allocations to the underlying funds in which the portfolio invests. See “About the portfolio–Recent developments” on page 3.

Prior to December 29, 2006, Legg Mason Partners Variable Lifestyle Allocation 85% was named Legg Mason Partners Variable Lifestyle High Growth Portfolio.

Prior to May 1, 2006, Legg Mason Partners Lifestyle Series, Inc. was named Smith Barney Allocation Series Inc. and Legg Mason Partners Variable Lifestyle High Growth Portfolio was named Select High Growth Portfolio.

The portfolio’s investment objectives and strategies were not affected as a result of the change in the portfolio’s name to Legg Mason Partners Variable Lifestyle High Growth Portfolio.

Investments, risks and performance

About the portfolio

The portfolio is a “fund of funds”—meaning it invests primarily in other mutual funds rather than directly in portfolio securities like stocks, bonds, and money market instruments. These underlying mutual funds are open-end funds managed by the investment manager or its affiliates and have investment goals similar, but not identical to, those of the portfolio. The underlying funds’ investment objectives and certain of their investment strategies are described under the heading entitled “More on the portfolio’s investments.”

          The portfolio is managed as an asset allocation program.

          The portfolio seeks to maintain a neutral mix or Target Allocation (i.e., its percentage allocation between the underlying equity-oriented funds and fixed income-oriented funds). The portfolio may make tactical changes in its equity funds-fixed income funds allocation within a specified range (the Target Range) around the neutral mix, based on the manager’s opinion about the outlook for the asset classes and market and economic trends. Investing primarily in other mutual funds presents special risks:

•

In addition to the portfolio’s operating expenses, you will indirectly bear a pro rata portion of the operating expenses of the underlying funds. For instance, you will pay management fees of both the portfolio and, indirectly, a pro rata portion of the management fees of the underlying funds

•	One underlying fund may buy the same securities that another underlying fund sells. You would indirectly bear the costs of these trades without accomplishing any investment purpose

•

The portfolio’s Target Allocation and Target Range are measures of the portfolio’s assets invested in underlying funds across two asset classes, not the percentage of equity securities or fixed-income securities invested in indirectly by the portfolio. The underlying funds generally invest principally in either equity or fixed-income securities, but their percentage investments in these securities may vary from time to time, subject to applicable regulatory requirements. Thus, the percentage of equity or fixed-income securities held by the portfolio indirectly, through its investment in underlying funds, may vary substantially from its Target Allocation or Target Range. Investors should take this into account when determining whether the portfolio is an appropriate investment for them.

You should know:

•	You could lose money on your investment in the portfolio, or the portfolio may not perform as well as other investments

•	An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency

Principal risks of investing in fixed-income securities and equity securities

The underlying funds invest in fixed-income securities and equity securities. Risks common to investments in fixed-income securities and equity securities are set forth below. There are also principal risks which are specific to an investment in the portfolio. These unique risks are described in the portfolio summary beginning on page 4.

2	Legg Mason Partners Lifestyle Series

Fixed-Income Securities:

•	When interest rates go up, prices of fixed-income securities usually go down. This is known as interest rate risk

•	An issuer of a security may default on its obligation to pay principal and/or interest or the security’s credit rating may be downgraded. This is known as credit risk

•	An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities. This is known as call or prepayment risk

•

Slower than expected principal payments may extend a security’s life. This locks in a below-market interest rate, increases the security’s duration and reduces the value of the security. This is known as extension risk

Equity Securities:

•	Stock prices may decline generally

•	If an adverse event occurs, such as the issuance of an unfavorable earnings report, the value of a particular issuer’s security may be depressed

Recent Developments

The Board of Directors of Lifestyle Series has approved certain changes in the underlying funds in which the portfolio invests. These changes are reflected in this prospectus and are being implemented by the portfolio managers of the portfolio gradually as conditions warrant.

Variable Lifestyle Allocation 85%	3

Legg Mason Partners
Variable Lifestyle Allocation 85%

Investment objective

Capital appreciation.

Principal investment strategies

The portfolio is a fund of funds. The portfolio’s assets are primarily allocated among the Legg Mason affiliated mutual funds listed below, which are primarily equity funds.

          The portfolio organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed-income class (all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year as well as all types of short-term and money market instruments). The portfolio’s Target Allocation is 85% in underlying funds that invest principally in equity securities and 15% in underlying funds that invest principally in fixed-income securities.

Selection process

The manager periodically adjusts the allocation of the portfolio’s assets among different Legg Mason affiliated funds depending upon the manager’s outlook for the equity markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The manager invests in underlying funds that have a range of investment styles and focuses, including large cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds and fixed-income funds. The portfolio’s underlying fixed-income funds invest in investment grade fixed-income securities, including those of U.S. and non-U.S. issuers, including corporate, mortgage-backed and government securities, and high yield, high risk corporate and government debt securities rated below investment grade (commonly known as “junk bonds”).

Target Allocation

Equity Funds	85%

Fixed Income Funds	15%

Target Range

Equity Funds	80-100%

Fixed Income Funds	0-20%

4	Legg Mason Partners Lifestyle Series

Underlying Funds of Portfolio—Allocation and Range

Legg Mason Partners Appreciation Fund, Inc.	5%	0-20%

Legg Mason Partners Large Cap Growth Fund	10%	0-20%

Legg Mason Partners Aggressive Growth Fund, Inc.	15%	0-20%

Legg Mason Value Trust, Inc.	10%	0-20%

Legg Mason American Leading Companies Trust	5%	0-20%

Legg Mason Opportunity Trust	5%	0-20%

Royce Value Fund	7.5%	0-15%

Legg Mason Partners Small Cap Growth Fund I	7.5%	0-15%

Legg Mason International Equity Trust	10%	0-15%

Legg Mason Partners International All Cap Opportunity Fund	10%	0-15%

Western Asset Core Plus Bond Portfolio	5%	0-15%

Western Asset Absolute Return Portfolio	5%	0-15%

Western Asset High Yield Portfolio	5%	0-10%

In addition, the manager may in the future, but currently does not intend to, invest the portfolio’s assets in the Legg Mason affiliated funds set forth below.

Legg Mason Partners Fundamental Value Fund, Inc.		0-20%

Legg Mason Partners Investors Value Fund, Inc.		0-20%

Legg Mason Partners Capital Fund, Inc.		0-20%

Legg Mason Growth Trust, Inc.		0-20%

Legg Mason Special Investment Trust, Inc.		0-15%

Royce Total Return Fund		0-15%

Legg Mason Partners Mid Cap Core Fund		0-15%

Legg Mason Partners Small Cap Core Fund, Inc.		0-15%

Legg Mason Emerging Markets Trust		0-10%

Legg Mason Partners Emerging Markets Equity Fund		0-10%

Summary performance information for the funds listed above appears in Appendix A.

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with investing in equity securities and, to a lesser degree, fixed-income securities generally. The principal risks associated with investing in equity securities and fixed-income securities are described on pages 2-3 under “About the portfolio”. Your investment in the portfolio is also subject to the following specific risks:

•

Growth stocks or small capitalization stocks (generally those comprising the Russell 2000 Indices) may fall out of favor with investors and may experience greater volatility, as well as greater potential for loss

•	Value stocks may fall out of favor with investors

Variable Lifestyle Allocation 85%	5

•

An underlying fund’s investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. Less information may be available about foreign securities or markets and foreign markets may be smaller, less liquid and more volatile than U.S. markets. In addition, currency fluctuations could erase investment gains or add to investment losses. These risks are heightened for investments in emerging markets

•	The manager’s judgment about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

•

The underlying equity funds invest principally in equity securities and the underlying fixed-income funds invest principally in fixed-income securities. However, under normal market conditions an underlying fund may vary the percentage of its assets in equity securities or in fixed-income securities (subject to applicable regulatory requirements). Depending upon the percentage of equity and/or fixed-income securities held by the underlying funds at any given time, and the percentage of the assets of the portfolio invested in various underlying funds, the portfolio’s actual exposure to equity securities and fixed-income securities may vary substantially from its Target Allocation or Target Range.

•

An underlying fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments, short-term debt securities or cash without regard to any percentage limitations. If an underlying fund takes a temporary defensive position, it (and the portfolio) may be unable to achieve their investment objectives.

•

The portfolio is not diversified, which means that it can invest a higher percentage of its assets in any one underlying fund than a diversified portfolio. Being non-diversified may magnify the portfolio’s losses from adverse events affecting a particular underlying fund. The underlying funds in which the portfolio invests may be either diversified or non-diversified.

Performance information

This bar chart and the table on the following pages indicate the risks of investing in the portfolio by showing changes in the portfolio’s performance from year to year. The table compares the average annual total return of the portfolio for the periods shown with that of the Lehman Brothers U.S. Aggregate Index (“Lehman U.S. Aggregate”), the Russell 3000 Index (“Russell 3000”) and the Lifestyle Allocation 85% Composite Benchmark (“85% Composite”). The Lehman U.S. Aggregate represents securities that are SEC-registered, taxable, and dollar denominated and covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities, and the Russell 3000 measures performance of the 3,000 largest U.S. companies based on total market capitalization. The 85% Composite is a hypothetical representation of the performance of the portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Lehman Brothers U.S. Aggregate Index, and 5% Lehman Brothers U.S. High Yield — 2% Issuer Cap Index. The Russell 1000 Index consists of the 1,000

6	Legg Mason Partners Lifestyle Series

largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small-capitalization companies. The Morgan Stanley Capital International EAFE Index (MSCI EAFE) is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable, and dollar denominated; it covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lehman Brothers U.S. High Yield — 2% Issuer Cap is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt. The indices are unmanaged and are not subject to the management fees and other expenses of a mutual fund. Please note that an investor cannot invest directly in an index. Past performance does not necessarily indicate how the portfolio will perform in the future.

          Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

Variable Lifestyle Allocation 85%	7

Total Return

The bar chart shows the performance of the portfolio’s shares for each of the full calendar years since its inception.

Risk return bar chart

Quarterly returns:

Highest: 22.23% in 4th quarter 1998; Lowest: (18.92)% in 3rd quarter 2001.
Year-to-date: __% (through 3/31/07)

Comparative performance

This table indicates the risk of investing in the portfolio by comparing the average annual total return for the periods shown to that of the Lehman U.S. Aggregate and Russell 3000, Indices and the 85% Composite Benchmark. The performance indicated does not reflect variable annuity or life insurance contract charges which, if included, would lessen performance.

8	Legg Mason Partners Lifestyle Series

Average Annual Total Returns (for the periods ended December 31, 2005)

	1 year	5 years	Since Inception	Inception Date

LEGG MASON PARTNERS VARIABLE LIFESTYLE ALLOCATION 85%	—%	—%	—%	2/5/1997

INDICES

Lehman U.S. Aggregate	—%	—%	—%	*

Russell 3000[1]	—%	—%	—%	**

85% Composite	—%	—%	—%	***

*	Index comparison begins on February 28, 1997. Index performance reflects no deduction for fees, expenses or taxes.

**	Index comparison begins on February 5, 1997. Index performance reflects no deduction for fees, expenses or taxes.

***	Benchmark comparison begins on February 5, 1997. Benchmark performance reflects no deductions for fees, expenses and taxes.

Fee table

Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the portfolio.

          The table and the example below do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts; such charges and expenses are described in the prospectus of the insurance company separate account. The portfolio’s expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

          Based on the expense ratios of underlying Legg Mason affiliated funds in which the Legg Mason Partners Variable Lifestyle Allocation 85% Portfolio was invested on January 31, 2007, the approximate expense ratio is expected to be as follows: [1.16%]. Fee table expenses would be higher if the expense ratios of the underlying funds were included.

Shareholder Fees

(fees paid directly from your investment)

Maximum sales charge on purchases	None

Maximum deferred sales charge on redemptions	None

Annual portfolio operating expenses (paid by the portfolio as a % of net assets)

Management fees	0.35%

Distribution and service (12b-1) fees	None

Other expenses	None

Annual fund operating expenses	—

Acquired fund fees and expenses (underlying fund fees and expenses)	—

Total annual portfolio operating expenses	0.35%

Variable Lifestyle Allocation 85%	9

Example

This example helps you compare the cost of investing in the portfolio with other mutual funds. Your actual costs may be higher or lower.

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years

Your costs would be:	$	$	$	$

The example assumes:

•	You invest $10,000

•	You reinvest all distributions and dividends without a sales charge

•	The portfolio’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

•

Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the portfolio’s future performance

•	You redeem your shares at the end of the period

•	The expenses of the underlying Legg Mason affiliated funds are reflected

10	Legg Mason Partners Lifestyle Series

More on the portfolio’s investments

Underlying funds

The following is a description of the investment objectives and principal investments of the underlying funds in which the portfolio invests. Each of the underlying funds is managed by the portfolio’s investment manager or an affiliate of the portfolio’s investment manager. The investment manager for each of the Legg Mason Partners Funds is the Legg Mason Partners Fund Advisor, LLC (“LMPFA”). The investment manager for each of the Legg Mason and Western Assets Funds is Legg Mason Fund Adviser, Inc. The investment manager for each of the Royce Funds is Royce & Associates, LLC.

          The underlying funds that invest primarily in equity securities are:

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

Legg Mason American Leading Companies Trust	0.80%

seeks long-term capital appreciation and current income consistent with prudent investment risk. The fund invests primarily in securities that, in the adviser’s opinion, offer the potential for capital appreciation and potential for current income. Under normal circumstances, the fund will seek to achieve its objective by investing at least 80% of its net assets in common stocks of Leading Companies that are tied economically to the United States. At least 75% of the dollar amount of stocks held by the fund will have a recent history of paying dividends. The adviser defines a “Leading Company” as one that, in the opinion of the adviser, has attained a major market share in one or more products or services within its industry(ies) and possesses the potential to maintain or increase market share and profit in the future. Such companies are typically well known as leaders in their respective industries; most are found in the top half of the Standard & Poor’s 500 Index. The adviser currently anticipates that the fund will not invest more than 20% of its net assets in foreign securities. The fund may invest up to 20% of its net assets in debt securities, including government, corporate and money market securities. The fund may invest in debt securities of any maturity of both foreign and domestic issuers. The debt securities in which the fund may invest, excluding investments in convertible securities, will be rated at least A by S&P or Moody’s, or deemed by the adviser to be of comparable quality to a security with these ratings. The convertible securities in which the fund may invest will be rated at least BB by S&P or Ba by Moody’s, or deemed by the adviser to be of comparable quality to a security with these ratings. The fund also may invest in derivatives.

Legg Mason Emerging Markets Trust	1.47%	seeks long-term capital appreciation. The fund’s adviser, under normal circumstances, will invest substantially all of the fund’s net assets in equity

Variable Lifestyle Allocation 85%	11

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

securities and convertible securities of emerging market issuers. The fund intends to invest in Asia, Latin America, the Indian Subcontinent, Southern and Eastern Europe, the Middle East and Africa, although it might not invest in all these markets at all times and might not invest in any particular market when it deems investment in that country or region to be inadvisable. The fund is not limited in the amount of its total assets that may be denominated in a single currency or invested in securities of issuers located in a single emerging market country. The fund may hedge a portion of its currency risk using currency futures, forwards and options. For most emerging market currencies, there are no suitable hedging instruments available. The fund also may invest in debt securities and securities convertible into common stock, which need not necessarily be of a certain grade as determined by rating agencies such as S&P or Moody’s. The fund may invest for temporary defensive purposes in cash and investment grade U.S. dollar denominated money market instruments, or if unrated, of equivalent quality as determined by the portfolio managers.

Legg Mason Growth Trust, Inc.	0.83%

seeks maximum long-term capital appreciation with minimum long-term risk to principal. The fund invests primarily in common stocks that, in the adviser’s opinion, appear to offer above average growth potential and trade at a significant discount to the adviser’s assessment of their intrinsic value. Any income realized will be incidental to the fund’s objective. The fund may invest up to 25% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, EDRs or Global Depositary Receipts (“GDRs”). The fund may invest in convertible securities and, for temporary defensive purposes, up to 100% of its assets in high quality short-term debt obligations rated investment grade by Moody’s, S&P and other nationally recognized or foreign statistical rating organizations. If an investment grade security purchased by the fund is subsequently given a rating below investment grade, the adviser will consider that fact in determining whether to retain that security in the fund’s portfolio, but is not required to dispose of it.

Legg Mason International Equity Trust	1.01%

seeks maximum long-term total return. The adviser currently intends to invest substantially all of the fund’s assets in non-U.S. equity securities. The primary focus of the adviser is value added through stock selection, with a secondary focus on region and sector allocation. The three largest regions are Europe (excluding the United Kingdom), the United

12	Legg Mason Partners Lifestyle Series

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

Kingdom and Japan. The fund may invest up to 35% of its total assets in emerging market securities. The fund’s investment portfolio will normally be diversified across a broad range of regions and industry sectors, consistent with the objective of maximum total return while managing risk. The adviser may also seek to enhance portfolio returns through active currency hedging strategies. The fund is not limited in the amount of its total assets that may be denominated in a single currency or invested in securities of issuers located in a single country. The fund also may invest in debt securities and securities convertible into common stock, which need not necessarily be of a certain grade as determined by rating agencies such as S&P or Moody’s. The fund may invest for temporary defensive purposes in cash and investment grade U.S. dollar denominated money market instruments, or if unrated, of equivalent quality as determined by the portfolio managers.

Legg Mason Opportunity Trust	1.04%

seeks long-term growth of capital. The fund invests in securities, derivatives and other financial instruments that, in the adviser’s opinion, offer the opportunity for long-term growth of capital. The adviser exercises a flexible strategy in the selection of investments, not limited by investment style or asset class. The fund may invest in the common stock of U.S. and foreign issuers and in other U.S. and foreign securities. The fund may sell securities and other instruments short. The fund may also borrow money for investment purposes, in amounts up to 10% of the fund’s net assets, a practice known as “leveraging.” Although the adviser considers ratings by agencies such as S&P or Moody’s in determining whether securities convertible into common stock or debt securities are appropriate investments for the fund, such securities may include investments rated below investment grade, commonly known as “junk bonds.” The fund may invest for temporary defensive purposes in cash, money market instruments, bonds or other debt securities.

Legg Mason Partners Aggressive Growth Fund, Inc.	0.70%

seeks capital appreciation. The fund invests primarily in common stocks of companies that the portfolio manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the fund’s assets may be

Variable Lifestyle Allocation 85%	13

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

invested in the securities of such companies. The fund may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund also may invest in derivatives. The fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments.

Legg Mason Partners Appreciation Fund, Inc.	0.57%

seeks long-term appreciation of shareholders’ capital. The fund invests primarily in equity securities of U.S. companies. The fund typically invests in medium and large capitalization companies, but may also invest in small capitalization companies. Equity securities include exchange-traded and over-the-counter common stocks and preferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund also may invest in derivatives. The fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments.

Legg Mason Partners Capital Fund, Inc.	0.66%

seeks capital appreciation through investment in securities which the manager believes have above- average capital appreciation potential. The fund invests primarily in equity securities of U.S. companies. These companies typically range in size from established large capitalization companies to medium size companies. However, the fund may also invest in small capitalization companies including those at the beginning of their life cycles. The portfolio managers evaluate companies of all sizes but emphasize those with market capitalizations above $1 billion. The fund may invest up to 20% of its assets in securities of foreign issuers, either directly or through investing in depositary receipts. The fund may invest in fixed income securities, invest without limit in convertible debt securities and may also invest in debt obligations of foreign issuers. The fund may invest up to 20% of its assets in non-convertible debt securities rated below investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the portfolio managers. The fund also may invest up to 10% of its assets in distressed debt securities, defined as debt securities that are subject to bankruptcy proceedings or are in default or are at imminent risk of being in default. The fund also may invest in derivatives.

14	Legg Mason Partners Lifestyle Series

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

Legg Mason Partners Emerging Markets Equity Fund	1.35%

seeks to provide long-term capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies domiciled in, or whose securities are traded in the stock markets of, emerging market nations, and other securities whose values are based on such equity securities. The fund considers emerging market nations to include countries that, at the time the fund makes an investment, are categorized by the World Bank and its affiliates as “low income” or “middle income,” are included in the MSCI (Morgan Stanley Capital International) Emerging Markets Index, or are believed by the portfolio manager to have similar emerging market characteristics. There are no limitations on the market capitalizations of the companies in which the fund may invest. The fund may invest in securities of foreign issuers. Debt securities, other than convertible securities, must be rated investment grade (identified as at or above Baa by Moody’s or BBB by S&P) when the fund purchases them, or if unrated, of comparable quality in the subadviser’s opinion. After the fund buys a bond, if the credit quality of the bond deteriorates below investment grade, the fund may continue to hold the bond, commonly known as a junk bond, but the subadviser will consider the change in rating in deciding whether to keep the security. The fund also may invest in derivatives.

Legg Mason Partners Fundamental Value Fund, Inc.	0.70%

seeks long-term capital growth. Current income is a secondary consideration. The fund invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the portfolio managers believe are undervalued in the marketplace. While the portfolio managers select investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The fund invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the portfolio managers believe smaller companies offer more attractive value opportunities. The fund may invest up to 25% of the value of its assets in the securities of foreign issuers. The fund may invest in investment grade bonds, rated at the time of purchase in the four highest ratings categories by a nationally recognized statistical rating organization, such as those rated Aaa, Aa, A and Baa by Moody’s Investors Service, Inc. (“Moody’s”) or AAA, AA, A and B by Standard & Poors (“S&P”). The fund also may invest in derivatives.

Variable Lifestyle Allocation 85%	15

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

Legg Mason Partners International All Cap Opportunity Fund	1.14%

seeks total return on its assets from growth of capital and income. The fund invests primarily in equity securities of foreign companies. The fund, under normal circumstances, will invest at least 80% of the value of its net assets in a diversified portfolio of equity securities and may invest up to 20% of the value of its net assets in bonds, notes and debt securities. The portfolio managers emphasize individual security selection while diversifying the fund’s investments across regions and countries, which can help to reduce risk. While the portfolio managers select investments primarily for their capital appreciation potential, some investments will have an income component as well. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the portfolio managers’ assessment of overseas potential for long-term growth, the fund’s emphasis among foreign markets (including emerging markets) and types of issuers may vary.

Legg Mason Partners Investors Value Fund, Inc.	0.54%

seeks long-term growth of capital. Current income is a secondary objective. The fund invests primarily in common stocks of established U.S. companies. The fund may also invest in other equity securities. To a lesser degree, the fund may invest in debt securities. The portfolio managers focus on established large capitalization companies (over $5 billion in market capitalization) but the fund is not limited by market capitalization. The fund may invest up to 20% of its assets in securities of foreign issuers. The fund may invest directly in foreign issuers or invest in depositary receipts. The fund may invest in various types of fixed income securities, including from time to time up to 5% of its net assets in non-convertible high yield securities rated below investment grade by S&P and Moody’s or comparable unrated securities, with no minimum rating required. There is no limit on the amount of the fund’s assets that can be invested in convertible securities rated below investment grade. Certain of the fixed-income securities in which the fund may invest may be distressed debt securities. The fund also may invest in derivatives.

Legg Mason Partners Large Cap Growth Fund	0.72%

seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations. Large

16	Legg Mason Partners Lifestyle Series

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered securities of large capitalization companies for purposes of the fund’s 80% investment policy. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may invest in securities of foreign issuers directly or in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or similar securities representing interests in the common stock of foreign issuers. Management of the fund intends to limit the fund’s investments in these types of securities to 10% of the fund’s assets. The fund also may invest in derivatives. The fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments.

Legg Mason Partners Mid Cap Core Fund	0.76%

seeks long-term growth of capital. Under normal circumstances the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes in equities, or other investments with similar economic characteristics, of medium-sized companies. Medium-sized companies are defined as those companies whose market capitalization values are in the range of the market capitalization values of the constituents of the S&P MidCap 400 Index or the Russell Midcap Index, as defined from time to time. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered to be securities of mid capitalization companies for purposes of the fund’s 80% investment policy. The fund may invest up to 25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securities. While the fund intends to be substantially fully invested in equity securities, the fund may maintain up to 10% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. The fund also may invest in derivatives.

Legg Mason Partners Small Cap Core Fund, Inc.	0.81%

seeks long-term capital appreciation. Under normal market conditions, the fund will invest at least 80% of net assets plus any borrowings for investment purposes in common stocks of U.S. companies with relatively small market capitalizations at the time of investment or other investments with similar economic characteristics. Securities of companies whose market capitalizations no longer meet this definition

Variable Lifestyle Allocation 85%	17

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

after purchase by the fund will be considered to be securities of small capitalization companies for purposes of the fund’s 80% investment policy. The fund will hold a portfolio that is generally comparable to, but not the same as, the Russell 2000 Index in terms of economic sector weightings and market capitalization. The Russell 2000 Index is a broad-based index of the smaller capitalization segment of the U.S. stock market. The fund may invest up to 10% of its assets in securities of foreign issuers, including securities denominated in foreign currencies. The fund also may invest in derivatives. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash

Legg Mason Partners Small Cap Growth Fund I	0.80%

seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. For the purposes of this 80% policy, small capitalization companies are companies with market cap values not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. The fund may invest up to 20% of its total assets in equity securities of foreign issuers. The fund may also invest to a limited extent in debt obligations of foreign issuers. The fund may invest directly in foreign issuers or invest in depository receipts. The fund may invest up to 20% of its assets in non-convertible bonds, notes and other debt obligations. This includes securities that are rated Baa or better by Moody’s or BBB or better by S&P or Fitch Ratings, Inc. or that are not rated but are considered by the fund’s subadviser to be of equivalent quality. The fund also may invest in derivatives.

Legg Mason Special Investment Trust, Inc.	0.72%

seeks capital appreciation. The fund invests primarily in equity securities, and securities convertible into equity securities. The adviser expects that under normal circumstances, the fund will invest the majority of its total assets in the securities of companies in the mid-cap market capitalization range, defined as companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s MidCap 400® Index, or in “special situations,” at the time of purchase. The fund may invest a portion of its assets in companies of any size. The fund may invest in “special situations” without regard to market capitalization. The adviser defines special situations as companies undergoing unusual or possibly one-time developments that,

18	Legg Mason Partners Lifestyle Series

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

in the opinion of the adviser, make them attractive for investment. The fund will not invest more than 20% of its total assets in securities of companies involved in actual or anticipated reorganizations or restructurings in connection with an actual or potential bankruptcy. The manager currently anticipates that the fund will invest no more than 25% of its total assets in foreign securities. The fund may also invest in debt securities, including securities involved in special situations. The fund may invest up to 35% of its total assets in debt securities rated below BBB/Baa by S&P or Moody’s, commonly known as “junk bonds.” The fund also may invest in derivatives.

Legg Mason Value Trust, Inc.	0.69%

seeks long-term growth of capital. The fund invests primarily in equity securities that, in the adviser’s opinion, offer the potential for capital growth. The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser’s assessment of their intrinsic value. The fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. The fund will invest no more than 25% of its total assets in foreign securities. The fund may also invest in debt securities. The fund may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as “junk bonds.” The fund also may invest in derivatives.

Royce Total Return Fund	1.00%

seeks both long-term growth of capital and current income. Royce invests the fund’s assets primarily in a diversified portfolio of dividend-paying securities issued by small- and micro-cap companies. The fund will invest at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest to the fund and at least 65% of such securities will be issued by companies with market capitalizations less than $2.5 billion. The fund may invest up to 10% of its assets in foreign securities. Up to 5% of the fund’s net assets may be invested in “lower rated” non-convertible debt securities, defined as rated from Ba to Ca by Moody’s or from BB to D by S&P or unrated.

Royce Value Fund	1.04%

seeks long-term growth of capital. Royce invests the fund’s assets primarily in a diversified portfolio of equity securities issued by micro-, small- and mid-cap companies (companies with stock market capitalizations less than $5 billion) that it believes are trading significantly below its estimate of their current worth.

*	As of the fiscal year-end most recently completed prior to the date of each underlying fund’s most recent prospectus.

Variable Lifestyle Allocation 85%	19

The underlying funds that invest primarily in fixed income securities are:

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

Western Asset Absolute Return Portfolio	0.80%

seeks to maximize long-term total return. The portfolio has a flexible investment strategy and will invest in a variety of securities and instruments and use a variety of investment techniques in pursuing its objective. Under normal market conditions, the portfolio will invest in at least 50% of its net assets in debt and fixed income securities rated at least Baa or BBB at the time of purchase by one or more NRSROs or unrated securities of comparable quality at the time of purchase (as determined by the portfolio’s advisers). The fund may invest no more than 50% of its net assets in non-USD denominated securities and no more than 25% of its net assets in un-hedged non-USD denominated securities. The fund may invest no more than 25% of its net assets in non-USD denominated securities rated below investment grade and no more than 25% of its net assets in non-US issuers rated below investment grade. The fund also may invest in derivatives.

Western Asset Core Plus Bond Portfolio	0.45%

seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration of generally 2.5 to 7 years. The portfolio invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. To achieve its objective, the portfolio may invest in a variety of securities and instruments. The fund may invest up to 25% of its total assets in the securities of non-US issuers and up to 20% of total assets in non-USD denominated securities. The fund may invest up to 15% of its assets in securities rated below investment grade (i.e., not rated at least Baa/BBB by one or more nationally recognized statistical rating organizations or unrated securities of comparable quality). The fund also may invest in derivatives.

Western Asset High Yield Portfolio	0.62%

Seeks to maximize total return, consistent with prudent investment management. Under normal market conditions, the portfolio will invest at least 80% of its net assets in U.S. dollar denominated debt or fixed income securities that are rated below investment grade at the time of purchase by one or more NRSROs or are of a comparable quality as determined by Western Asset. The portfolio will consider a security to be rated below investment grade if it is not rated Baa/BBB or above by at least one NRSRO (or, if unrated, is determined by Western Asset to be of comparable quality). These securities are commonly known as “junk bonds” or

20	Legg Mason Partners Lifestyle Series

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

“high yield securities.” The fund may invest up to 20% of its total assets in non-USD denominated non-U.S. securities. The fund also may invest in derivatives.

*	As of the fiscal year-end most recently completed prior to the date of each underlying fund’s prospectus.

Temporary defensive investments

The portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in the [Smith Barney Money Funds – Cash Portfolio, a series of CitiFunds Trust III], repurchase agreements or cash. If the portfolio takes a temporary defensive position, it may be unable to achieve its investment objective.

Variable Lifestyle Allocation 85%	21

Investment strategies and related risks

The portfolio’s investment objective and principal investment strategies are described in the section entitled “Investments, risks and performance.” This section provides further information about the investment strategies that may be used by the portfolio.

          While investing primarily in shares of the underlying funds, the portfolio may also invest directly in the types of securities held by the underlying funds, including equity securities, including common and preferred stocks and securities convertible into common stocks; warrants and depository receipts; and fixed income securities, including U.S. government securities, money market instruments, mortgage-related securities and repurchase agreements. These investments may include securities of non-U.S. issuers.

          The portfolio may also enter into futures contracts on securities or related options on futures contracts on securities that are traded on a domestic or foreign exchange or in the over-the-counter market, and may also engage in transactions in options on securities, which may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

           In addition to direct investments, the portfolio may invest in shares of a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index (“Exchange Traded Funds”). Exchange Traded Funds hold portfolios of securities that seek to track the performance of a specific index or basket of stocks. As with other investments in shares of investment companies, if the portfolio holds shares of an Exchange Traded Fund, it will bear its pro rata portion of the Exchange Traded Funds’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the portfolio’s own operations.

Portfolio turnover

Each underlying fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from an underlying fund’s performance.

Changes in allocations

The underlying funds in which the portfolio may invest, and the range of assets allocated to each fund, may be changed by the board of directors from time to time. Similarly, the target allocation between equity and fixed-income oriented underlying funds may be adjusted from time to time. If the target limits for investment in a particular fund are exceeded or are not met because of cash flows or changes in the market value of the shares of the underlying funds, the investment manager may, but is not required to adjust, the portfolio’s holdings.

High yield securities

Western Asset Core Plus Bond Portfolio, Western Asset High Yield Portfolio, Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Value Trust, Inc., Legg Mason Special Investment Trust, Inc., Royce Total Return Fund, Royce Value Fund, Legg Mason Emerging Markets Trust, Legg Mason International Equity Trust and Legg Mason Partners International All Cap Opportunity

22	Legg Mason Partners Lifestyle Series

Fund may invest a portion of their assets in high yield securities (“junk bonds”). High yield securities involve a substantial risk of loss. These securities are considered speculative with respect to the issuer’s ability to pay interest and repay principal and are susceptible to default or decline in market value because of adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. Underlying funds that hold these issues are subject to the following specific risks:

•	Increased price sensitivity to changing interest rates

•	Greater risk of loss because of default or declining credit quality

•	Adverse company specific events are more likely torender the issuer unable to make interest and/or principal payments

•	A negative perception of the high yield market may develop, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Foreign securities

All of the underlying funds may invest a portion of their assets outside the U.S. Investing in the securities of non-U.S. issuers involves unique risks compared to investing in the securities of U.S. issuers. These risks are more pronounced to the extent a fund invests in issuers in countries with emerging markets. These risks may include:

•	Less information about non-U.S. issuers or markets may be available because of less rigorous disclosure and accounting standards or regulatory practices

•

Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the adviser may not be able to sell the fund’s portfolio securities in amounts and at prices the adviser considers reasonable

•	The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading

•	The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession

•	Economic, political and social developments may adversely affect the securities markets in which securities of non-U.S. issuers trade

•	Foreign governmental obligations may involve the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers

Small capitalization issuers

Legg Mason Partners Small Cap Core Fund, Legg Mason Partners Small Cap Growth Fund I Inc., Legg Mason Partners Fundamental Value Fund, Inc. and Legg Mason Partners Aggressive Growth Fund, Inc. focus on small capitalization companies. Investing in small companies involves unique risks. Compared to large companies, small companies, and the market for their common stocks, are likely to:

•	Be more sensitive to changes in the economy, earnings results and investor expectations

•	Have more limited product lines and capital resources

•	Experience sharper swings in market values

•	Be harder to sell at the times and prices the fund thinks appropriate

•	Offer greater potential for gain and loss

Variable Lifestyle Allocation 85%	23

Derivatives

All of the underlying funds, except Legg Mason Emerging Markets Trust, Legg Mason International Equity Trust, Legg Mason Opportunity Trust and Legg Mason Growth Trust, Inc. may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

•	To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

•	As a substitute for buying or selling securities

•	As a cash flow management technique

•	For some underlying funds, to increase the fund’s total return

          A derivative contract will obligate or entitle an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on an underlying fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The underlying fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the underlying fund less liquid and harder to value, especially in declining markets.

Fund rebalancings

From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to rebalancings of the portfolio’s investments. In the event of such redemption or investments, an underlying fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

          For example, rebalancings may increase brokerage and/or other transaction costs of the underlying funds. In addition, when the portfolio owns a substantial portion of an underlying fund, a large redemption by the portfolio could cause that underlying fund’s expenses to increase and could result in the underlying fund becoming too small to be economically viable.

          The impact of rebalancings is likely to be greater when the portfolio owns, redeems, or invests in a substantial portion of an underlying fund. The effects of rebalancings could affect the underlying funds, which could adversely affect their performance and, therefore, the performance of the portfolio.

          The portfolio and the underlying funds are managed by LMPFA and/or an investment advisory affiliate of LMPFA. The manager of the underlying fund may take such actions as it deems appropriate to minimize any such adverse impact, considering the potential benefits of such investments to the underlying fund and consistent with its obligations to the underlying fund. LMPFA and/or its advisory affiliates will seek to cooperate with the manager of an underlying fund in his or her efforts to minimize any such adverse impact on the underlying fund. Such actions may cause delay in the rebalancing of the portfolio’s investments in the event of significant market or other events that may require more rapid action.

24	Legg Mason Partners Lifestyle Series

Investment policies

The portfolio’s investment policies, including the particular underlying funds in which the portfolio may invest and the equity/fixed-income targets applicable to the portfolio, may be changed by the board of directors without shareholder approval.

          The portfolio may also use other strategies and invest (through the underlying funds) in other securities that are described, along with their risks, in the SAI. However, the portfolio might not use all of the strategies and techniques or invest (through the underlying funds) in all of the types of securities described in this prospectus or in the SAI. Also note that there are other factors, which are not described in this prospectus, that could adversely affect your investment and that could prevent the portfolio from achieving its goals.

Portfolio holdings

The portfolio’s policies and procedures with respect to the disclosure of the portfolio’s securities holdings (i.e., the underlying funds in which the portfolio invests and other permitted investments) are described in the Statement of Additional Information (“SAI”).

Variable Lifestyle Allocation 85%	25

Management

The manager and subadviser

LMPFA is the portfolio’s investment manager. LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the portfolio and certain other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the portfolio. As subadviser, ClearBridge Advisors, LLC (“ClearBridge”) provides the day-to-day portfolio management of the portfolio, except for the management of cash and short-term instruments.

          ClearBridge has offices at 399 Park Avenue, New York, New York 10022 and is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. (“Legg Mason”) in December 2005.

          LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 31, 2006, Legg Mason’s asset management operation had aggregate assets under management of approximately $__billion.

          Prior to August 1, 2006, Smith Barney Fund Management LLC (“SBFM”) was the portfolio’s investment manager. SBFM is also a wholly-owned subsidiary of Legg Mason.

Portfolio manager

ClearBridge utilizes a team management approach. ClearBridge utilizes a team headed by Steven Bleiberg to manage the assets of the portfolio. Mr. Bleiberg serves as ClearBridge’s head of global investment strategy. From 1991 to 2003, he served as a Managing Director and Chairman of the Global Equity Strategy Group at Credit Suisse Asset Management. Andrew Purdy serves as Portfolio Manager, Asset Allocation Strategies. He is responsible for coordination and implementation of asset allocation strategies. Mr. Purdy has 13 years of industry experience. The SAI provides additional information about each primary portfolio manager’s compensation, other accounts managed by the primary portfolio managers and any fund shares held by the primary portfolio managers and has more detailed information about the portfolio manager, subadviser and other fund service providers.

Management fees

Management fees paid during the fiscal year ended January 31, 2007*

(as % of average daily net assets)

Legg Mason Partners Variable Lifestyle Allocation 85%	______%

*	For more information regarding the management fees of the underlying funds, please consult the SAI.

Distribution plan

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, Citigroup Global Markets Inc. (“CGMI”) and PFS Investments Inc. (“PFS”) serve as the portfolio’s distributors.

26	Legg Mason Partners Lifestyle Series

          The portfolio’s distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. LMPFA or an affiliate may make similar payments under similar arrangements.

          The payments described in the paragraph above are often referred to as “revenue sharing payments.” The recipients of such payments may include the portfolio’s distributors and other affiliates of LMPFA, broker-dealers, financial institutions and other financial interme-diaries through which investors may purchase shares of the portfolio. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the portfolio to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Transfer agent and shareholder servicing agent

PFPC Inc. (the “transfer agent”) located at P.O. Box 9699, Providence, Rhode Island 02940-9699 serves as the portfolio’s transfer agent and shareholder servicing agent. The transfer agent maintains the shareholder account records for the portfolio, handles certain communications between shareholders and the portfolio and distributes dividends and distributions payable by the portfolio.

Other information

The Board and (where required) shareholders have approved a number of initiatives designed to streamline and restructure the fund complex. These initiatives include the election of a new Board. Portfolio shareholders have also approved investment matters, including standardized fundamental investment policies. These matters generally are expected to be effectuated during the first half of 2007.

Recent developments

On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or manager to the portfolio, and CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and

Variable Lifestyle Allocation 85%	27

CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

          SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

Possible conflict of interest

The Directors and officers of the Lifestyle Series also serve in similar positions with many of the underlying Legg Mason affiliated funds. Thus, if the interests of the portfolio and of the underlying funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Directors and officers of the Lifestyle Series fulfill their fiduciary duties to the portfolio and the underlying funds. The Directors of the Lifestyle Series believe they have structured the portfolio to avoid these concerns. However, conceivably a situation could occur where proper action for the Lifestyle Series or the portfolio separately could be adverse to the interests of an underlying fund, or the reverse could occur. If such a possibility arises, the Directors and officers of the Lifestyle

28	Legg Mason Parteners Lifestyle Series

Series, the affected underlying funds and LMPFA will carefully analyze the situation and take all steps they believe reasonable to minimize, and where possible eliminate, the potential conflict. Moreover, limitations on aggregate investments in the underlying funds have been adopted by the Lifestyle Series to minimize this possibility, and close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.

Share transactions

Availability of shares

Individuals may not purchase shares directly from the portfolio. You should read the prospectus for your insurance company’s variable contract to learn how to purchase a variable contract based on the portfolio. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

          The portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. Shares of the portfolio are sold at net asset value.

          The interests of different variable insurance products and qualified plans investing in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolio currently does not foresee any disadvantages to investors arising from the fact that the portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the Board intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts or qualified plans might be required to withdraw their investments in the portfolio and shares of another portfolio may be substituted.

          The sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the portfolio’s shareholders. The portfolio reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. The portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

•	the New York Stock Exchange (“NYSE”) is closed;

•	trading on the NYSE is restricted;

Variable Lifestyle Allocation 85%	29

•

an emergency exists as a result of which disposal by the portfolio of securities is not reasonably practicable or it is not reasonably practicable for the portfolio and underlying fund to fairly determine the value of its net assets; or

•	as permitted by an SEC order in extraordinary circumstances.

          Subject to applicable law, the portfolio may, with prior notice, adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

Frequent purchases and redemptions of portfolio shares

Frequent purchases and redemptions of portfolio shares may interfere with the efficient management of the portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on the portfolio’s long-term shareholders. For example, in order to handle large flows of cash into and out of the portfolio or an underlying fund, the portfolio managers of the portfolio or of an underlying fund, as applicable, may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the portfolio’s or underlying fund’s investment objective. Frequent trading may cause an underlying fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the underlying fund’s (and thereby the portfolio’s) performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the portfolio’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the underlying funds. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

          Because of the potential harm to the portfolio and its long term shareholders, the Board, on behalf of the portfolio, has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the portfolio may limit additional exchanges or purchases of portfolio shares by shareholders who are believed by LMPFA to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of portfolio shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of portfolio shares, but the portfolio reserves the right to reject any exchange or purchase of portfolio shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what LMPFA believes to be obvious market timing, LMPFA will seek to block future purchases and exchanges of portfolio shares by that account. Where surveillance of a particular account indicates activity that LMPFA believes could be either abusive or for legitimate purposes, the portfolio may permit the account holder to justify the activity.

          The portfolio’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, and insurance companies typically hold shares for a number of insurance contracts in a single account. The policies and procedures discussed above apply to any account, including accounts held through intermediaries such as insurance companies’ separate accounts, where the intermediary holds fund shares for a

30	Legg Mason Parteners Lifestyle Series

number of its customers in one account. The portfolio’s distributors have entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading.

          The portfolio’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds managed by LMPFA and its affiliates, other than money market funds. Additionally, the portfolio and the underlying funds have adopted policies and procedures to prevent the selective release of information about their portfolio holdings, as such information may be used for market-timing and similar abusive practices.

          The portfolio’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the portfolio or other techniques that may be adopted in the future may not be effective. As noted above, if the portfolio is unable to detect and deter trading abuses, its performance, and long-term shareholders, may be harmed. In addition, because the portfolio has not adopted any specific limitations or restrictions on the trading of portfolio shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of portfolio shares, even when the trading is not for abusive purposes. The portfolio will provide advance notice to its shareholders and prospective investors of any specific restrictions on the trading of portfolio shares that the Board may adopt in the future.

Variable Lifestyle Allocation 85%	31

Share price

The portfolio’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The portfolio calculates its net asset value every day the NYSE is open. The NYSE is closed on certain holidays listed in the SAI. This calculation is based on the net asset value of the underlying funds, which is calculated when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the portfolio and each underlying fund accelerates the calculation of its net asset value to the actual closing time.

          The Board has approved valuation procedures to be followed to ensure that the portfolio’s securities are valued appropriately. The valuation of the securities of the portfolio is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the portfolio to LMPFA.

          For that portion of the portfolio’s assets that are invested in the underlying funds, the portfolio’s net asset value is calculated based upon the net asset values of the underlying funds. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing. Repurchase agreements held directly by the portfolio are valued using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

          International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by an underlying fund could change on days when you cannot buy or redeem shares.

          In order to buy, redeem or exchange shares at that day’s price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the NYSE closes. If the NYSE closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day’s price.

Tax consequences of dividends and distributions

The portfolio intends to make distributions of income and capital gains in order to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Further, the portfolio intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

          Capital gains and dividends are distributed in cash or reinvested in additional portfolio shares, without a sales charge. The portfolio expects that portfolio shares will be held under a variable annuity contract or variable life insurance policy (each a “Policy” and together, the “Policies”). Under current tax law, distributions that are left to accumulate in a variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Policy purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to the Policies.

32	Legg Mason Parteners Lifestyle Series

          The portfolio is required to meet certain applicable diversification requirements under the Internal Revenue Code. If the portfolio should fail to qualify as a regulated investment company for federal income tax purposes, it would be considered as a single investment, which may result in Policies invested in the portfolio not being treated as annuity, endowment or life insurance contracts for tax purposes. Income and gain earned inside the Policies in current and prior years would be taxed currently to the policyholders, and the Policies would remain subject to taxation as ordinary income thereafter, even if the portfolio became adequately diversified.

Variable Lifestyle Allocation 85%	33

Financial highlights

The financial highlights table is intended to help you understand the performance of the portfolio for the past five years. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a portfolio share assuming reinvestment of all dividends and distributions. The information in the following table has been derived from the portfolio’s financial statements, which were audited by, independent registered public accounting firm whose report, along with the portfolio’s financial statements is included in the annual report (available upon request).

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Variable Lifestyle Allocation 85%	2007	2006	2005	2004	2003

Net Asset Value, Beginning of Year		$12.06	$11.62	$8.07	$10.72

Income (Loss) From Operations:
Net investment income(1)		0.06	0.05	0.05	0.04
Net realized and unrealized gain (loss)		1.40	0.44	3.56	(2.58)

Total Income (Loss) From Operations		1.46	0.49	3.61	(2.54)

Less Distributions From:
Net investment income		(0.06)	(0.05)	(0.06)	(0.11)
Net realized gains		—	—	—	—

Total Distributions		(0.06)	(0.05)	(0.06)	(0.11)

Net Asset Value, End of Year		$13.46	$12.06	$11.62	$8.07

Total Return(2)		12.11%	4.18%	44.79%	(23.69)%

Net Assets, End of Year (000s)		$94,062	$100,318	$110,156	$86,800

Ratios to Average Net Assets:
Gross expenses(3)		0.35%	0.35%	0.35%	0.35%
Net expenses(3)		0.35	0.35 (4)	0.35	0.35
Net investment income		0.50	0.38	0.50	0.32

Portfolio Turnover Rate		50%	4%	2%	1%

(1)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(2)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown.

(3)	Does not include expenses of the Underlying Funds in which the Fund invests.

(4)	The investment manager voluntarily waived a portion of its fees.

34	Legg Mason Partners Lifestyle Series

Appendix A

The performance information in the first section below relates to the underlying Legg Mason affiliated funds in which the Lifestyle Funds currently may invest. Please note that the underlying funds in which the Lifestyle Funds may invest and/or the percentages the Lifestyle Funds may invest in the underlying funds recently have changed. As a result, the Lifestyle Funds’ past investment performance, which is shown in the front of this Prospectus, reflects a different mix of underlying funds. The Lifestyle Funds’ investment performance based on the current mix of underlying funds may well differ. Please remember that the percentage of a Lifestyle Fund’s assets that may be invested in any particular underlying fund is limited as set forth in this Prospectus. A fund’s past performance is not necessarily an indication of how the fund will perform in the future.

          The performance information in the second section below relates to underlying Legg Mason affiliated funds in which the Lifestyle Funds may in the future invest. The Lifestyle Funds do not currently intend to invest in the funds in this section. The Lifestyle Funds’ past investment performance does not, and their future investment performance may not, include the performance of these underlying funds. As noted above, a fund’s past performance is not necessarily an indication of how the fund will perform in the future.

          This performance information is presented for your information only, and is taken from each underlying fund’s prospectus.

Underlying funds in which Lifestyle Funds currently may invest

[fund-by-fund performance information from each fund’s prospectus to be filed by amendment]

Underlying funds in which Lifestyle Funds may in the future invest (the Lifestyle Funds do not currently intend to invest in these funds)

[fund-by-fund performance information from each fund’s prospectus to be filed by amendment]

Variable Lifestyle Allocation 85%	35

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Legg Mason Partners
LIfestyle Series, Inc.

Variable Lifestyle Allocation 85%

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the portfolio’s investments. These reports discuss the market conditions and investment strategies that significantly affected the portfolio’s performance during its last fiscal year.

The portfolio sends one report to a household if more than one account has the same address and same last name. Contact your participating life insurance company representative or your financial advisor if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) The SAI provides more detailed information about the portfolio. It is incorporated by reference into (is legally part of) this Prospectus.

You can make inquiries about the portfolio or obtain shareholder reports or the SAI (without charge), by contacting Shareholder Services at 1-800-451-2010, or by writing to the portfolio at Legg Mason Partners Mutual Funds, 125 Broad Street, New York, New York 10004. The portfolio’s Web site does not make available its SAI and shareholder reports because the Web site is currently set up only to report portfolio holdings information.

Information about the portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room located at 100 F Street N.E. in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the portfolio that is not in this prospectus, you should not rely upon that information.

Neither the portfolio nor the distributors are offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.

©2006 Legg Mason Investor
Services, LLC
Member NASD, SIPC

(Investment Company Act
file no. 811-07435)
FD 02964 4/07

Legg Mason Partners
Lifestyle Series, Inc.

Variable Lifestyle Allocation 70%

P R O S P E C T U S

             April 30, 2007

Shares of the portfolio are
offered only to insurance com-
pany separate accounts which
fund certain annuity and variable
life insurance contracts and to
certain qualified pension and
retirement plans. This prospec-
tus should be read together with
the prospectus for those con-
tracts or plans.

The Securities and Exchange
Commission has not approved or
disapproved these securities or
determined whether this
prospectus is accurate or com-
plete. Any statement to the
contrary is a crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Lifestyle Series, Inc. (“Lifestyle Series”) consists of nine separate investment portfolios, each with its own investment objective and policies. This prospectus relates to one of those portfolios. Each portfolio offers different levels of potential return and involves different levels of risk.

The Board of Directors has approved certain changes in the allocations to the underlying funds in which the portfolio invests. See “About the portfolio–Recent developments” on page 3.

Prior to December 29, 2006, Legg Mason Partners Variable Lifestyle Allocation 70% was named Legg Mason Partners Variable Lifestyle Growth Portfolio.

Prior to May 1, 2006, Legg Mason Partners Lifestyle Series, Inc. was named Smith Barney Allocation Series Inc. and Legg Mason Partners Variable Lifestyle Growth Portfolio was named Select Growth Portfolio.

The portfolio’s investment objectives and strategies were not affected as a result of the change in the portfolio’s name to Legg Mason Partners Variable Lifestyle Growth Portfolio.

Investments, risks and performance

About the portfolio

The portfolio is a “fund of funds”—meaning it invests primarily in other mutual funds rather than directly in portfolio securities like stocks, bonds, and money market instruments. These underlying mutual funds are open-end funds managed by the investment manager or its affiliates and have investment goals similar, but not identical to, those of the portfolio. The underlying funds’ investment objectives and certain of their investment strategies are described under the heading entitled “More on the portfolio’s investments.”

          The portfolio is managed as an asset allocation program.

          The portfolio seeks to maintain a neutral mix or Target Allocation (i.e., its percentage allocation between the underlying equity-oriented funds and fixed income-oriented funds). The portfolio may make tactical changes in its equity funds-fixed income funds allocation within a specified range (the Target Range) around the neutral mix, based on the manager’s opinion about the outlook for the asset classes and market and economic trends.

Investing primarily in other mutual funds presents special risks:

•

In addition to the portfolio’s operating expenses, you will indirectly bear a pro rata portion of the operating expenses of the underlying funds. For instance, you will pay management fees of both the portfolio and, indirectly, a pro rata portion of the management fees of the underlying funds

•	One underlying fund may buy the same securities that another underlying fund sells. You would indirectly bear the costs of these trades without accomplishing any investment purpose

•

The portfolio’s Target Allocation and Target Range are measures of the portfolio’s assets invested in underlying funds across two asset classes, not the percentage of equity securities or fixed-income securities invested in indirectly by the portfolio. The underlying funds generally invest principally in either equity or fixed-income securities, but their percentage investments in these securities may vary from time to time, subject to applicable regulatory requirements. Thus, the percentage of equity or fixed-income securities held by the portfolio indirectly, through its investment in underlying funds, may vary substantially from its Target Allocation or Target Range. Investors should take this into account when determining whether the portfolio is an appropriate investment for them.

You should know:

•	You could lose money on your investment in the portfolio, or the portfolio may not perform as well as other investments

•	An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency

Principal risks of investing in fixed-income securities and equity securities

The underlying funds invest in fixed-income securities and equity securities. Risks common to investments in fixed-income securities and equity securities are set forth below.

          There are also principal risks which are specific to an investment in the portfolio. These unique risks are described in the portfolio summary beginning on page 4.

2	Legg Mason Partners Lifestyle Series

Fixed-Income Securities:

•	When interest rates go up, prices of fixed-income securities usually go down. This is known as interest rate risk

•	An issuer of a security may default on its obligation to pay principal and/or interest or the security’s credit rating may be downgraded. This is known as credit risk

•	An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities. This is known as call or prepayment risk

•

Slower than expected principal payments may extend a security’s life. This locks in a below-market interest rate, increases the security’s duration and reduces the value of the security. This is known as extension risk

Equity Securities:

•	Stock prices may decline generally

•	If an adverse event occurs, such as the issuance of an unfavorable earnings report, the value of a particular issuer’s security may be depressed

Recent Developments

The Board of Directors of Lifestyle Series has approved certain changes in the underlying funds in which the portfolio invests. These changes are reflected in this prospectus and are being implemented by the portfolio managers of the portfolio gradually as conditions warrant.

Variable Lifestyle Allocation 70%	3

Legg Mason Partners Variable Lifestyle Allocation 70%

Investment objective

Long-term growth of capital.

Principal investment strategies

The portfolio is a fund of funds. The portfolio’s assets are primarily allocated among the Legg Mason affiliated mutual funds listed below, which are primarily equity funds.

          The portfolio organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed-income class (all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year as well as all types of short-term and money market instruments). The portfolio’s Target Allocation is 70% in underlying funds that invest principally in equity securities and 30% in underlying funds that invest principally in fixed-income securities.

Selection process

The manager periodically adjusts the allocation of the portfolio’s assets among different Legg Mason affiliated funds depending upon the manager’s outlook for the equity markets in general, and, to a lesser degree, the bond markets, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the manager considers a broad range of market and economic trends and quantitative factors.

           The performance of the underlying funds also influences their weighting in the portfolio. The manager invests in underlying funds that have a range of investment styles and focuses, including large cap funds, small cap funds, growth-oriented funds, value-oriented funds, international equity funds and fixed-income funds. The portfolio’s underlying fixed-income funds invest in investment grade fixed-income securities, including those of U.S. and non-U.S. issuers, including corporate, mortgage-backed and government securities, and high yield, high risk corporate and government debt securities rated below investment grade (commonly known as “junk bonds”).

Target Allocation

Equity Funds	70%

Fixed-Income Funds	30%

Target Range

Equity Funds	60-80%

Fixed-Income Funds	20-40%

4	Legg Mason Partners Lifestyle Series

Underlying Funds—Allocation and Range

Legg Mason Partners Appreciation Fund, Inc.	10%	0-20%

Legg Mason Partners Fundamental Value Fund, Inc.	10%	0-20%

Legg Mason Partners Aggressive Growth Fund, Inc.	10%	0-20%

Legg Mason Value Trust, Inc.	10%	0-20%

Royce Value Fund	7.5%	0-15%

Legg Mason Partners Small Cap Growth Fund I	7.5%	0-15%

Legg Mason International Equity Trust	7.5%	0-15%

Legg Mason Partners International All Cap Opportunity Fund	7.5%	0-15%

Western Asset Core Plus Bond Portfolio	15%	0-20%

Western Asset Absolute Return Portfolio	10%	0-20%

Western Asset High Yield Portfolio	5%	0-10%

In addition, the manager may in the future, but currently does not intend to, invest the portfolio’s assets in the Legg Mason affiliated funds set forth below.

Legg Mason Partners Large Cap Growth	0-20%

Legg Mason Partners Investors Value Fund, Inc.	0-20%

Legg Mason Partners Capital Fund, Inc.	0-20%

Legg Mason American Leading Companies Trust	0-20%

Legg Mason Opportunity Trust	0-20%

Legg Mason Growth Trust, Inc.	0-20%

Legg Mason Special Investment Trust, Inc.	0-15%

Royce Total Return Fund	0-15%

Legg Mason Partners Mid Cap Core Fund	0-15%

Legg Mason Partners Small Cap Core Fund, Inc.	0-15%

Legg Mason Emerging Markets Trust	0-10%

Legg Mason Partners Emerging Markets Equity Fund	0-10%

Summary performance information for the funds listed above appears in Appendix A.

Variable Lifestyle Allocation 70%	5

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with investing in equity securities and, to a lesser degree, fixed income securities generally. The principal risks associated with investing in equity securities and fixed-income securities are described on pages 2-3 under “About the portfolio.” Your investment in the portfolio is also subject to the following specific risks:

•

An underlying fund’s investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. Less information may be available about foreign securities or markets and foreign markets may be smaller, less liquid and more volatile than U.S. markets. In addition, currency fluctuations could erase investment gains or add to investment losses. These risks are heightened for investments in emerging markets.

•	The manager’s judgment about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong.

•	Growth stocks or small capitalization stocks (generally those listed on the Russell 2000 Index) may fall out of favor and may experience greater volatility, as well as greater potential for loss.

•	Value stocks may fall out of favor with investors.

•

The underlying equity funds invest principally in equity securities and the underlying fixed-income funds invest principally in fixed-income securities. However, under normal market conditions an underlying fund may vary the percentage of its assets in equity securities or in fixed-income securities (subject to applicable regulatory requirements). Depending upon the percentage of equity and/or fixed-income securities held by the underlying funds at any given time, and the percentage of the assets of the portfolio invested in various underlying funds, the portfolio’s actual exposure to equity securities and fixed-income securities may vary substantially from its Target Allocation or Target Range.

•

An underlying fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash without regard to any percentage limitations. If an underlying fund takes a temporary defensive position, it (and the portfolio) may be unable to achieve their investment objectives.

•

The portfolio is not diversified, which means that it can invest a higher portion of its assets in any one underlying fund than a diversified portfolio. Being non-diversified may magnify the portfolio’s losses from adverse events affecting a particular underlying fund. The underlying funds in which the portfolio invests may be either diversified or non-diversified.

Performance information

This bar chart and the table on the following pages indicate the risks of investing in the portfolio by showing changes in the portfolio’s performance from year to year since inception. The table compares the average annual total return of the portfolio for the periods shown with that of the Lehman Brothers U.S. Aggregate Index (“Lehman U.S.

6	Legg Mason Partners Lifestyle Series

Aggregate”), the Russell 3000 Index (“Russell 3000”) and the Lifestyle Allocation 70% Composite Benchmark (“70% Composite”). The Lehman U.S. Aggregate represents securities that are SEC-registered, taxable, and dollar denominated and covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities, and the Russell 3000 measures the performance of the 3,000 largest U.S. companies based on total market capitalization. The 70% Composite is a hypothetical representation of the performance of the portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Lehman Brothers U.S. Aggregate Index, and 5% Lehman Brothers U.S. High Yield—2% Issuer Cap Index. The Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small-capitalization companies. The Morgan Stanley Capital International EAFE Index (MSCI EAFE) is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable, and dollar denominated; it covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lehman Brothers U.S. High Yield—2% Issuer Cap is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt. The indices are unmanaged and are not subject to the fees and other expenses of a mutual fund. Please note that an investor cannot invest directly in an index. Past performance does not necessarily indicate how the portfolio will perform in the future.

          Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

Total return

The bar chart shows the performance of the portfolio’s shares for each of the full calendar years since its inception.

Variable Lifestyle Allocation 70%	7

Risk Return Bar Chart

Quarterly returns:

Highest: 15.73% in 4th quarter 1998; Lowest: (14.37)% in 3rd quarter 2001.
Year-to-date: __% (through 3/31/07)

Comparative performance

This table indicates the risk of investing in the portfolio by comparing the average annual total return for the periods shown to that of the Lehman U.S. Aggregate and Russell 3000 Indices and the 70% Composite Benchmark. The performance indicated does not reflect variable annuity or life insurance contract charges which, if included, would lessen performance.

8	Legg Mason Partners Lifestyle Series

Average Annual Total Returns (for the periods ended December 31, 2006)

	1 year	5 years	Since Inception	Inception Date

LEGG MASON PARTNERS
VARIABLE LIFESTYLE ALLOCATION 70%	__%	__%	__%	2/5/1997

INDICES

Lehman U.S. Aggregate	__%	__%	__%	*

Russell 3000	__%	__%	__%	**

70% Composite	__%	__%	__%	***

*	Index comparison begins on February 28, 1997. Index performance reflects no deduction for fees, expenses or taxes.

**	Index comparison begins on February 5, 1997. Index performance reflects no deduction for fees, expenses or taxes.

***	Benchmark comparison begins on February 5, 1997. Benchmark performance reflects no deductions for fees, expenses or taxes.

Fee table

Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the portfolio.

          The table and the example do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts; such charges and expenses are described in the prospectus of the insurance company separate account. The portfolio’s expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

          Based on the expense ratios of underlying Legg Mason affiliated funds in which the Legg Mason Partners Variable Allocation 70% Portfolio was invested on January 31, 2007, the approximate expense ratio is expected to be as follows: [1.09]%. Fee table expenses would be higher if the expense ratios of the underlying funds were included.

Shareholder Fees

(fees paid directly from your investment)

Maximum sales charge on purchases	None

Maximum deferred sales charge on redemptions	None

Annual portfolio operating expenses (paid by the portfolio as a % of net assets)

Management fees	0.35%

Distribution and service (12b-1) fees	None

Other expenses	None

Annual portfolio operating expenses	__

Acquired fund fees and expenses (underlying fund fees and expenses)	__

Total annual portfolio operating expenses	0.35%

Variable Lifestyle Allocation 70%	9

Example

This example helps you compare the cost of investing in the portfolio with other mutual funds. Your actual cost may be higher or lower.

          The example assumes:

•	You invest $10,000

•	You reinvest all distributions and dividends without a sales charge

•	The portfolio’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

•

Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the portfolio’s future performance.

•	You redeem your shares at the end of the period

•	The expenses of the underlying Legg Mason affiliated funds are reflected

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years

Your costs would be	$	$	$	$

10	Legg Mason Partners Lifestyle Series

More on the fund’s investments

Underlying funds

The following is a description of the investment objectives and principal investments of the underlying funds in which the portfolio invests. Each of the underlying funds is managed by the portfolio’s investment manager or an affiliate of the portfolio’s investment manager. The investment manager for each of the Legg Mason Partners Funds is Legg Mason Partners Fund Advisor, LLC (“LMPFA”). The investment manager for each of the Legg Mason and Western Asset Funds is Legg Mason Fund Adviser, Inc. The investment manager for each of the Royce Funds is Royce & Associates, LLC.

          The underlying funds that invest primarily in equity securities are:

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

Legg Mason American Leading Companies Trust	0.80%

seeks long-term capital appreciation and current income consistent with prudent investment risk. The fund invests primarily in securities that, in the adviser’s opinion, offer the potential for capital appreciation and potential for current income. Under normal circumstances, the fund will seek to achieve its objective by investing at least 80% of its net assets in common stocks of Leading Companies that are tied economically to the United States. At least 75% of the dollar amount of stocks held by the fund will have a recent history of paying dividends. The adviser defines a “Leading Company” as one that, in the opinion of the adviser, has attained a major market share in one or more products or services within its industry(ies) and possesses the potential to maintain or increase market share and profit in the future. Such companies are typically well known as leaders in their respective industries; most are found in the top half of the Standard & Poor’s 500 Index. The adviser currently anticipates that the fund will not invest more than 20% of its net assets in foreign securities. The fund may invest up to 20% of its net assets in debt securities, including government, corporate and money market securities. The fund may invest in debt securities of any maturity of both foreign and domestic issuers. The debt securities in which the fund may invest, excluding investments in convertible securities, will be rated at least A by S&P or Moody’s, or deemed by the adviser to be of comparable quality to a security with these ratings. The convertible securities in which the fund may invest will be rated at least BB by S&P or Ba by Moody’s, or deemed by the adviser to be of comparable quality to a security with these ratings. The fund also may invest in derivatives.

Legg Mason Emerging Markets Trust	1.47%	seeks long-term capital appreciation. The fund’s adviser, under normal circumstances, will invest substantially all of the fund’s net assets in equity

Variable Lifestyle Allocation 70%	11

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

securities and convertible securities of emerging market issuers. The fund intends to invest in Asia, Latin America, the Indian Subcontinent, Southern and Eastern Europe, the Middle East and Africa, although it might not invest in all these markets at all times and might not invest in any particular market when it deems investment in that country or region to be inadvisable. The fund is not limited in the amount of its total assets that may be denominated in a single currency or invested in securities of issuers located in a single emerging market country. The fund may hedge a portion of its currency risk using currency futures, forwards and options. For most emerging market currencies, there are no suitable hedging instruments available. The fund also may invest in debt securities and securities convertible into common stock, which need not necessarily be of a certain grade as determined by rating agencies such as S&P or Moody’s. The fund may invest for temporary defensive purposes in cash and investment grade U.S. dollar denominated money market instruments, or if unrated, of equivalent quality as determined by the portfolio managers.

Legg Mason Growth Trust, Inc.	0.83%

seeks maximum long-term capital appreciation with minimum long-term risk to principal. The fund invests primarily in common stocks that, in the adviser’s opinion, appear to offer above average growth potential and trade at a significant discount to the adviser’s assessment of their intrinsic value. Any income realized will be incidental to the fund’s objective. The fund may invest up to 25% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, EDRs or Global Depositary Receipts (“GDRs”). The fund may invest in convertible securities and, for temporary defensive purposes, up to 100% of its assets in high quality short-term debt obligations rated investment grade by Moody’s, S&P and other nationally recognized or foreign statistical rating organizations. If an investment grade security purchased by the fund is subsequently given a rating below investment grade, the adviser will consider that fact in determining whether to retain that security in the fund’s portfolio, but is not required to dispose of it.

Legg Mason International Equity Trust	1.01%

seeks maximum long-term total return. The advise currently intends to invest substantially all of the fund’s assets in non-U.S. equity securities. The primary focus of the adviser is value added through stock selection, with a secondary focus on region and sector allocation. The three largest regions are Europe (excluding the United Kingdom), the United Kingdom and Japan. The fund may invest up to 35%

12	Legg Mason Partners Lifestyle Series

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

of its total assets in emerging market securities. The fund’s investment portfolio will normally be diversified across a broad range of regions and industry sectors, consistent with the objective of maximum total return while managing risk. The adviser may also seek to enhance portfolio returns through active currency hedging strategies. The fund is not limited in the amount of its total assets that may be denominated in a single currency or invested in securities of issuers located in a single country. The fund also may invest in debt securities and securities convertible into common stock, which need not necessarily be of a certain grade as determined by rating agencies such as S&P or Moody’s. The fund may invest for temporary defensive purposes in cash and investment grade U.S. dollar denominated money market instruments, or if unrated, of equivalent quality as determined by the portfolio managers.

Legg Mason Opportunity Trust	1.04%

seeks long-term growth of capital. The fund invests in securities, derivatives and other financial instruments that, in the adviser’s opinion, offer the opportunity for long-term growth of capital. The adviser exercises a flexible strategy in the selection of investments, not limited by investment style or asset class. The fund may invest in the common stock of U.S. and foreign issuers and in other U.S. and foreign securities. The fund may sell securities and other instruments short. The fund may also borrow money for investment purposes, in amounts up to 10% of the fund’s net assets, a practice known as “leveraging.” Although the adviser considers ratings by agencies such as S&P or Moody’s in determining whether securities convertible into common stock or debt securities are appropriate investments for the fund, such securities may include investments rated below investment grade, commonly known as “junk bonds.” The fund may invest for temporary defensive purposes in cash, money market instruments, bonds or other debt securities.

Legg Mason Partners Aggressive Growth Fund, Inc.	0.70%

seeks capital appreciation. The fund invests primarily in common stocks of companies that the portfolio manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the fund’s assets may be invested in the securities of such companies. The

Variable Lifestyle Allocation 70%	13

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

fund may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund also may invest in derivatives. The fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments.

Legg Mason Partners Appreciation Fund, Inc.	0.57%

seeks long-term appreciation of shareholders’ capital. The fund invests primarily in equity securities of U.S. companies. The fund typically invests in medium and large capitalization companies, but may also invest in small capitalization companies. Equity securities include exchange-traded and over-the-counter common stocks and preferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund also may invest in derivatives. The fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments.

Legg Mason Partners Capital Fund, Inc.	0.66%

seeks capital appreciation through investment in securities which the manager believes have above- average capital appreciation potential. The fund invests primarily in equity securities of U.S. companies. These companies typically range in size from established large capitalization companies to medium size companies. However, the fund may also invest in small capitalization companies including those at the beginning of their life cycles. The portfolio managers evaluate companies of all sizes but emphasize those with market capitalizations above $1 billion. The fund may invest up to 20% of its assets in securities of foreign issuers, either directly or through investing in depositary receipts. The fund may invest in fixed income securities, invest without limit in convertible debt securities and may also invest in debt obligations of foreign issuers. The fund may invest up to 20% of its assets in non-convertible debt securities rated below investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the portfolio managers. The fund also may invest up to 10% of its assets in distressed debt securities, defined as debt securities that are subject to bankruptcy proceedings or are in default or are at imminent risk of being in default. The fund also may invest in derivatives.

14	Legg Mason Partners Lifestyle Series

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

Legg Mason Partners Emerging Markets Equity Fund	1.35%

seeks to provide long-term capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies domiciled in, or whose securities are traded in the stock markets of, emerging market nations, and other securities whose values are based on such equity securities. The fund considers emerging market nations to include countries that, at the time the fund makes an investment, are categorized by the World Bank and its affiliates as “low income” or “middle income,” are included in the MSCI (Morgan Stanley Capital International) Emerging Markets Index, or are believed by the portfolio manager to have similar emerging market characteristics. There are no limitations on the market capitalizations of the companies in which the fund may invest. The fund may invest in securities of foreign issuers. Debt securities, other than convertible securities, must be rated investment grade (identified as at or above Baa by Moody’s or BBB by S&P) when the fund purchases them, or if unrated, of comparable quality in the subadviser’s opinion. After the fund buys a bond, if the credit quality of the bond deteriorates below investment grade, the fund may continue to hold the bond, commonly known as a junk bond, but the subadviser will consider the change in rating in deciding whether to keep the security. The fund also may invest in derivatives.

Legg Mason Partners Fundamental Value Fund, Inc.	0.70%

seeks long-term capital growth. Current income is a secondary consideration. The fund invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the portfolio managers believe are undervalued in the marketplace. While the portfolio managers select investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The fund invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the portfolio managers believe smaller companies offer more attractive value opportunities. The fund may invest up to 25% of the value of its assets in the securities of foreign issuers. The fund may invest in investment grade bonds, rated at the time of purchase in the four highest ratings categories by a nationally recognized statistical rating organization, such as those rated Aaa, Aa, A and Baa by Moody’s Investors Service, Inc. (“Moody’s”) or AAA, AA, A and B by Standard & Poors (“S&P”). The fund also may invest in derivatives.

Variable Lifestyle Allocation 70%	15

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

Legg Mason Partners International All Cap Opportunity Fund	1.14%

seeks total return on its assets from growth of capital and income. The fund invests primarily in equity securities of foreign companies. The fund, under normal circumstances, will invest at least 80% of the value of its net assets in a diversified portfolio of equity securities and may invest up to 20% of the value of its net assets in bonds, notes and debt securities. The portfolio managers emphasize individual security selection while diversifying the fund’s investments across regions and countries, which can help to reduce risk. While the portfolio managers select investments primarily for their capital appreciation potential, some investments will have an income component as well. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the portfolio managers’ assessment of overseas potential for long-term growth, the fund’s emphasis among foreign markets (including emerging markets) and types of issuers may vary.

Legg Mason Partners Investors Value Fund, Inc.	0.54%

seeks long-term growth of capital. Current income is a secondary objective. The fund invests primarily in common stocks of established U.S. companies. The fund may also invest in other equity securities. To a lesser degree, the fund may invest in debt securities. The portfolio managers focus on established large capitalization companies (over $5 billion in market capitalization) but the fund is not limited by market capitalization. The fund may invest up to 20% of its assets in securities of foreign issuers. The fund may invest directly in foreign issuers or invest in depositary receipts. The fund may invest in various types of fixed income securities, including from time to time up to 5% of its net assets in non-convertible high yield securities rated below investment grade by S&P and Moody’s or comparable unrated securities, with no minimum rating required. There is no limit on the amount of the fund’s assets that can be invested in convertible securities rated below investment grade. Certain of the fixed-income securities in which the fund may invest may be distressed debt securities. The fund also may invest in derivatives.

Legg Mason Partners Large Cap Growth Fund	0.72%

seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations Largecapitalization companies are those companies

16	Legg Mason Partners Lifestyle Series

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

with market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered securities of large capitalization companies for purposes of the fund’s 80% investment policy. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may invest in securities of foreign issuers directly or in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or similar securities representing interests in the common stock of foreign issuers. Management of the fund intends to limit the fund’s investments in these types of securities to 10% of the fund’s assets. The fund also may invest in derivatives. The fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments.

Legg Mason Partners Mid Cap Core Fund	0.76%

seeks long-term growth of capital. Under normal circumstances the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes in equities, or other investments with similar economic characteristics, of medium-sized companies. Medium-sized companies are defined as those companies whose market capitalization values are in the range of the market capitalization values of the constituents of the S&P MidCap 400 Index or the Russell Midcap Index, as defined from time to time. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered to be securities of mid capitalization companies for purposes of the fund’s 80% investment policy. The fund may invest up to 25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securities. While the fund intends to be substantially fully invested in equity securities, the fund may maintain up to 10% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. The fund also may invest in derivatives.

Legg Mason Partners Small Cap Core Fund, Inc.	0.81%

seeks long-term capital appreciation. Under normal market conditions, the fund will invest at least 80% of net assets plus any borrowings for investment purposes in common stocks of U.S. companies with relatively small market capitalizations at the time of investment or other investments with similar economic characteristics. Securities of companies whose market capitalizations no longer meet this definition after pur-

Variable Lifestyle Allocation 70%	17

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

chase by the fund will be considered to be securities of small capitalization companies for purposes of the fund’s 80% investment policy. The fund will hold a portfolio that is generally comparable to, but not the same as, the Russell 2000 Index in terms of economic sector weightings and market capitalization. The Russell 2000 Index is a broad-based index of the smaller capitalization segment of the U.S. stock market. The fund may invest up to 10% of its assets in securities of foreign issuers, including securities denominated in foreign currencies. The fund also may invest in derivatives. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash.

Legg Mason Partners Small Cap Growth Fund I	0.80%

seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. For the purposes of this 80% policy, small capitalization companies are companies with market cap values not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. The fund may invest up to 20% of its total assets in equity securities of foreign issuers. The fund may also invest to a limited extent in debt obligations of foreign issuers. The fund may invest directly in foreign issuers or invest in depository receipts. The fund may invest up to 20% of its assets in non-convertible bonds, notes and other debt obligations. This includes securities that are rated Baa or better by Moody’s or BBB or better by S&P or Fitch Ratings, Inc. or that are not rated but are considered by the fund’s subadviser to be of equivalent quality. The fund also may invest in derivatives.

Legg Mason Special Investment Trust, Inc.	0.72%

seeks capital appreciation. The fund invests primarily in equity securities, and securities convertible into equity securities. The adviser expects that under normal circumstances, the fund will invest the majority of its total assets in the securities of companies in the mid-cap market capitalization range, defined as companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s MidCap 400® Index, or in “special situations,” at the time of purchase. The fund may invest a portion of its assets in companies of any size. The fund may invest in “special situations” without regard to market capitalization. The adviser defines special situations as companies undergoing unusual or possibly one-time developments that, in the opinion of the adviser, make

18	Legg Mason Partners Lifestyle Series

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

them attractive for investment. The fund will not invest more than 20% of its total assets in securities of companies involved in actual or anticipated reorganizations or restructurings in connection with an actual or potential bankruptcy. The manager currently anticipates that the fund will invest no more than 25% of its total assets in foreign securities. The fund may also invest in debt securities, including securities involved in special situations. The fund may invest up to 35% of its total assets in debt securities rated below BBB/Baa by S&P or Moody’s, commonly known as “junk bonds.” The fund also may invest in derivatives.

Legg Mason Value Trust, Inc.	0.69%

seeks long-term growth of capital. The fund invests primarily in equity securities that, in the adviser’s opinion, offer the potential for capital growth. The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser’s assessment of their intrinsic value. The fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. The fund will invest no more than 25% of its total assets in foreign securities. The fund may also invest in debt securities. The fund may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as “junk bonds.” The fund also may invest in derivatives.

Royce Total Return Fund	1.00%

seeks both long-term growth of capital and current income. Royce invests the fund’s assets primarily in a diversified portfolio of dividend-paying securities issued by small- and micro-cap companies. The fund will invest at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest to the fund and at least 65% of such securities will be issued by companies with market capitalizations less than $2.5 billion. The fund may invest up to 10% of its assets in foreign securities. Up to 5% of the fund’s net assets may be invested in “lower rated” non-convertible debt securities, defined as rated from Ba to Ca by Moody’s or from BB to D by S&P or unrated.

Royce Value Fund	1.04%

seeks long-term growth of capital. Royce invests the fund’s assets primarily in a diversified portfolio of equity securities issued by micro-, small- and mid-cap companies (companies with stock market capitalizations less than $5 billion) that it believes are trading significantly below its estimate of their current worth.

*	As of the fiscal year-end most recently completed prior to the date of each underlying fund’s most recent prospectus.

Variable Lifestyle Allocation 70%	19

The underlying funds that invest primarily in fixed income securities are:

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

Western Asset Absolute Return Portfolio	0.80%

seeks to maximize long-term total return. The portfolio has a flexible investment strategy and will invest in a variety of securities and instruments and use a variety of investment techniques in pursuing its objective. Under normal market conditions, the portfolio will invest in at least 50% of its net assets in debt and fixed income securities rated at least Baa or BBB at the time of purchase by one or more NRSROs or unrated securities of comparable quality at the time of purchase (as determined by the portfolio’s advisers). The fund may invest no more than 50% of its net assets in non-USD denominated securities and no more than 25% of its net assets in un-hedged non-USD denominated securities. The fund may invest no more than 25% of its net assets in non-USD denominated securities rated below investment grade and no more than 25% of its net assets in non-US issuers rated below investment grade. The fund also may invest in derivatives.

Western Asset Core Plus Bond Portfolio	0.45%

seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration of generally 2.5 to 7 years. The portfolio invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. To achieve its objective, the portfolio may invest in a variety of securities and instruments. The fund may invest up to 25% of its total assets in the securities of non-US issuers and up to 20% of total assets in non-USD denominated securities. The fund may invest up to 15% of its assets in securities rated below investment grade (i.e., not rated at least Baa/BBB by one or more nationally recognized statistical rating organizations or unrated securities of comparable quality). The fund also may invest in derivatives.

Western Asset High Yield Portfolio	0.62%

Seeks to maximize total return, consistent with prudent investment management. Under normal market conditions, the portfolio will invest at least 80% of its net assets in U.S. dollar denominated debt or fixed income securities that are rated below investment grade at the time of purchase by one or more NRSROs or are of a comparable quality as determined by Western Asset. The portfolio will consider a security to be rated below investment grade if it is not rated Baa/BBB or above by at least one NRSRO (or, if unrated, is determined by Western Asset to be of comparable quality). These securities are commonly known

20	Legg Mason Partners Lifestyle Series

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

as “junk bonds” or “high yield securities.” The fund may invest up to 20% of its total assets in non-USD denominated non-U.S. securities. The fund also may invest in derivatives.

*	As the fiscal year-end most recently completed prior to the date of each underlying fund’s prospectus.

Temporary defensive investments

The portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in the [Smith Barney Money Funds–Cash Portfolio, a series of CitiFunds Trust III], repurchase agreements or cash. If the portfolio takes a temporary defensive position, it may be unable to achieve its investment objective.

Variable Lifestyle Allocation 70%	21

Investment strategies and related risks

The portfolio’s investment objective and principal investment strategies are described in the section entitled “Investments, risks and performance.” This section provides further information about the investment strategies that may be used by the portfolio.

          While investing primarily in shares of the underlying funds, the portfolio may also invest directly in the types of securities held by the underlying funds, including equity securities, including common and preferred stocks and securities convertible into common stocks; warrants and depository receipts; and fixed income securities, including U.S. government securities, money market instruments, mortgage-related securities and repurchase agreements. These investments may include securities of non-U.S. issuers.

          The portfolio may also enter into futures contracts on securities or related options on futures contracts on securities that are traded on a domestic or foreign exchange or in the over-the-counter market, and may also engage in transactions in options on securities, which may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

          In addition to direct investments, the portfolio may invest in shares of a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index (“Exchange Traded Funds”). Exchange Traded Funds hold portfolios of securities that seek to track the performance of a specific index or basket of stocks. As with other investments in shares of investment companies, if the portfolio holds shares of an Exchange Traded Fund, it will bear its pro rata portion of the Exchange Trade Funds’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the portfolio’s own operations.

Portfolio turnover

Each underlying fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from an underlying fund’s performance.

Changes in allocations

The underlying funds in which the portfolio may invest, and the range of assets allocated to each fund, may be changed by the board of directors from time to time. Similarly, the target allocation between equity and fixed-income oriented underlying funds may be adjusted from time to time. If the target limits for investment in a particular fund are exceeded or are not met because of cash flows or changes in the market value of the shares of the underlying funds, the investment manager may, but is not required to, adjust the portfolio’s holdings.

High yield securities

Western Asset Core Plus Bond Portfolio, Western Asset High Yield Portfolio, Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Value Trust, Inc., Legg Mason Special Investment Trust, Inc., Royce Total Return Fund, Royce Value Fund, Legg Mason Emerging Markets Trust, Legg Mason International Equity Trust and Legg Mason Partners International All Cap Opportunity

22	Legg Mason Partners Lifestyle Series

Fund may invest a portion of their assets in high yield securities (“junk bonds”). High yield securities involve a substantial risk of loss. These securities are considered speculative with respect to the issuer’s ability to pay interest and repay principal and are susceptible to default or decline in market value because of adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. Underlying funds that hold these issues are subject to the following specific risks:

•	Increased price sensitivity to changing interest rates

•	Greater risk of loss because of default or declining credit quality

•	Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments

•	A negative perception of the high yield market may develop, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Foreign securities

All of the underlying funds may invest a portion of their assets outside the U.S. Investing in securities of non-U.S. issuers involves unique risks compared to investing in the securities of U.S. issuers. These risks are more pronounced to the extent a fund invests in issuers in countries with emerging markets. These risks may include:

•	Less information about non-U.S. issuers or markets may be available because of less rigorous disclosure and accounting standards or regulatory practices

•

Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the adviser may not be able to sell the fund’s portfolio securities in amounts and at prices the adviser considers reasonable

•	The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading

•	The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession

•	Economic, political and social developments may adversely affect the securities markets in which securities of non-U.S. issuers trade

•	Foreign governmental obligations may involve the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers

Small capitalization issuers

Legg Mason Partners Small Cap Core Fund, Legg Mason Partners Small Cap Growth Fund I Inc., Legg Mason Partners Fundamental Value Fund, Inc. and Legg Mason Partners Aggressive Growth Fund, Inc. focus on small capitalization companies. Investing in small companies involves unique risks. Compared to large companies, small companies, and the market for their common stocks, are likely to:

•	Be more sensitive to changes in the economy, earnings results and investor expectations

•	Have more limited product lines and capital resources

•	Experience sharper swings in market values

•	Be harder to sell at the times and prices the fund thinks appropriate

•	Offer greater potential for gain and loss

Variable Lifestyle Allocation 70%	23

Derivatives

All of the underlying funds, except Legg Mason Emerging Markets Trust, Legg Mason International Equity Trust, Legg Mason Opportunity Trust and Legg Mason Growth Trust, Inc. may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

•	To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

•	As a substitute for buying or selling securities

•	As a cash flow management technique

•	For some underlying funds, to increase the fund’s total return

          A derivative contract will obligate or entitle an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on an underlying fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The underlying fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the underlying fund less liquid and harder to value, especially in declining markets.

Fund rebalancings

From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to rebalancings of the portfolio’s investments. In the event of such redemption or investments, an underlying fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

          For example, rebalancings may increase brokerage and/or other transaction costs of the underlying funds. In addition, when the portfolio owns a substantial portion of an underlying fund, a large redemption by the portfolio could cause that underlying fund’s expenses to increase and could result in the underlying fund becoming too small to be economically viable.

          The impact of rebalancings is likely to be greater when the portfolio owns, redeems, or invests in a substantial portion of an underlying fund. The effects of rebalancings could affect the underlying funds, which could adversely affect their performance and, therefore, the performance of the portfolio.

          The portfolio and the underlying funds are managed by LMPFA and/or an investment advisory affiliate of LMPFA. The manager of the underlying fund may take such actions as it deems appropriate to minimize any such adverse impact, considering the potential benefits of such investments to the underlying fund and consistent with its obligations to the underlying fund. LMPFA and/or its advisory affiliates will seek to cooperate with the manager of an underlying fund in his or her efforts to minimize any such adverse impact on the underlying fund. Such actions may cause delay in the

24	Legg Mason Partners Lifestyle Series

rebalancing of the portfolio’s investments in the event of significant market or other events that may require more rapid action. Because LMPFA and/or an affiliate of LMPFA manage the portfolio and underlying funds, LMPFA may be subject to certain potential conflicts of interest, such as, for example, the incentive to place its own financial interest ahead of the interests of the portfolio’s shareholders by investing in underlying funds that pay higher investment advisory fees when those underlying funds may not be appropriate investments. LMPFA and its affiliates intend to seek to address these potential conflicts of interest, although there can be no assurance that such efforts will be successful.

Investment policies

The portfolio’s investment policies, including the particular underlying funds in which the portfolio may invest and the equity/fixed-income targets applicable to the portfolio, may be changed by the Board of Directors without shareholder approval.

          The portfolio may also use other strategies and invest (through the underlying funds) in other securities that are described, along with their risks, in the SAI. However, the portfolio might not use all of the strategies and techniques or invest (through the underlying funds) in all of the types of securities described in this prospectus or in the SAI. Also note that there are other factors, which are not described in this prospectus, that could adversely affect your investment and that could prevent the portfolio from achieving its goals.

Portfolio holdings

The portfolio’s policies and procedures with respect to the disclosure of the portfolio’s securities holdings (i.e., the underlying funds in which the portfolio invests and other permitted investments) are described in the Statement of Additional Information (“SAI”).

Variable Lifestyle Allocation 70%	25

Management

The manager and subadviser

LMPFA is the portfolio’s investment manager. LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the portfolio and certain other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the portfolio. As subadviser, ClearBridge Advisors, LLC (“ClearBridge”) provides the day-to-day portfolio management of the portfolio, except for the management of cash and short-term instruments.

          ClearBridge has offices at 399 Park Avenue, New York, New York 10022 and is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. (“Legg Mason”) in December 2005.

          LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 31, 2006, Legg Mason’s asset management operation had aggregate assets under management of approximately $____ billion.

          Prior to August 1, 2006, Smith Barney Fund Management LLC (“SBFM”) was the portfolio’s investment manager. SBFM is also a wholly-owned subsidiary of Legg Mason.

Portfolio manager

ClearBridge utilizes a team management approach. ClearBridge utilizes a team headed by Steven Bleiberg to manage the assets of the portfolio. Mr. Bleiberg serves as ClearBridge’s head of global investment strategy. From 1991 to 2003, he served as a Managing Director and Chairman of the Global Equity Strategy Group at Credit Suisse Asset Management. Andrew Purdy serves as Portfolio Manager, Asset Allocation Strategies. He is responsible for coordination and implementation of asset allocation strategies. Mr. Purdy has 13 years of industry experience. The SAI provides additional information about each primary portfolio manager’s compensation, other accounts managed by the primary portfolio managers and any fund shares held by the primary portfolio managers and has more detailed information about the portfolio manager, subadviser and other fund service providers.

Management fees

Management fees paid during the fiscal year ended January 31, 2007*

(as % of average daily net assets)

Legg Mason Partners Variable Lifestyle Allocation 70%	______%

* For more information regarding the management fees of the underlying funds, please consult the SAI.

26	Legg Mason Partners Lifestyle Series

Distribution plan

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, Citigroup Global Markets Inc. (“CGMI”) and PFS Investments Inc. (“PFS”) serve as the portfolio’s distributors.

          The portfolio’s distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. LMPFA or an affiliate may make similar payments under similar arrangements.

          The payments described in the paragraph above are often referred to as “revenue sharing payments.” The recipients of such payments may include the portfolio’s distributors and other affiliates of LMPFA, broker-dealers, financial institutions and other financial intermediaries through which investors may purchase shares of the portfolio. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the portfolio to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Transfer agent and shareholder servicing agent

PFPC Inc. (the “transfer agent”) located at P.O. Box 9699, Providence, Rhode Island 02940-9699 serves as the portfolio’s transfer agent and shareholder servicing agent. The transfer agent maintains the shareholder account records for the portfolio, handles certain communications between shareholders and the portfolio and distributes dividends and distributions payable by the portfolio.

Other information

The Board and (where required) shareholders have approved a number of initiatives designed to streamline and restructure the fund complex. These initiatives include the election of a new Board. Portfolio shareholders have also approved investment matters, including standardized fundamental investment policies. These matters generally are expected to be effectuated during the first half of 2007.

Recent developments

On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or manager to the portfolio, and CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit

Variable Lifestyle Allocation 70%	27

that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

          SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

28	Legg Mason Partners Lifestyle Series

Possible conflict of interest

The Directors and officers of the Lifestyle Series also serve in similar positions with many of the underlying Legg Mason affiliated funds. Thus, if the interests of the portfolio and of the underlying funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Directors and officers of the Lifestyle Series fulfill their fiduciary duties to the portfolio and the underlying funds. The Directors of the Lifestyle Series believe they have structured the portfolio to avoid these concerns. However, conceivably a situation could occur where proper action for the Lifestyle Series or the portfolio separately could be adverse to the interests of an underlying fund, or the reverse could occur. If such a possibility arises, the Directors and officers of the Lifestyle Series, the affected underlying funds and LMPFA will carefully analyze the situation and take all steps they believe reasonable to minimize, and where possible eliminate, the potential conflict. Moreover, limitations on aggregate investments in the underlying funds have been adopted by the Lifestyle Series to minimize this possibility, and close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.

Variable Lifestyle Allocation 70%	29

Share transactions

Availability of shares

Individuals may not purchase shares directly from the portfolio. You should read the prospectus for your insurance company’s variable contract to learn how to purchase a variable contract based on the portfolio. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

          The portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. Shares of the portfolio are sold at net asset value.

          The interests of different variable insurance products and qualified plans investing in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolio currently does not foresee any disadvantages to investors arising from the fact that the portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the Board intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts or qualified plans might be required to withdraw their investments in the portfolio and shares of another portfolio may be substituted.

          The sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the portfolio’s shareholders. The portfolio reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. The portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

•	the New York Stock Exchange (“NYSE”) is closed;

•	trading on the NYSE is restricted;

•

an emergency exists as a result of which disposal by the portfolio of securities is not reasonably practicable or it is not reasonably practicable for the portfolio and underlying fund to fairly determine the value of its net assets; or

•	as permitted by an SEC order in extraordinary circumstances.

           Subject to applicable law, the portfolio may, with prior notice, adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

30	Legg Mason Partners Lifestyle Series

Frequent purchases and redemptions of portfolio shares

Frequent purchases and redemptions of portfolio shares may interfere with the efficient management of the portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on the portfolio’s long-term shareholders. For example, in order to handle large flows of cash into and out of the portfolio or an underlying fund, the portfolio managers of the portfolio or an underlying fund, as applicable, may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the portfolio’s or underlying fund’s investment objective. Frequent trading may cause an underlying fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the underlying fund’s (and thereby the portfolio’s) performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the portfolio’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the underlying funds. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

          Because of the potential harm to the portfolio and its long term shareholders, the Board, on behalf of the portfolio, has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the portfolio may limit additional exchanges or purchases of portfolio shares by shareholders who are believed by LMPFA to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of portfolio shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of portfolio shares, but the portfolio reserves the right to reject any exchange or purchase of portfolio shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what LMPFA believes to be obvious market timing, LMPFA will seek to block future purchases and exchanges of portfolio shares by that account. Where surveillance of a particular account indicates activity that LMPFA believes could be either abusive or for legitimate purposes, the portfolio may permit the account holder to justify the activity.

          The portfolio’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, and insurance companies typically hold shares for a number of insurance contracts in a single account. The policies and procedures discussed above apply to any account, including accounts held through intermediaries such as insurance companies’ separate accounts, where the intermediary holds fund shares for a number of its customers in one account. The portfolio’s distributors have entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading.

          The portfolio’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds

Variable Lifestyle Allocation 70%	31

managed by LMPFA and its affiliates, other than money market funds. Additionally, the portfolio and the underlying funds have adopted policies and procedures to prevent the selective release of information about their portfolio holdings, as such information may be used for market-timing and similar abusive practices.

          The portfolio’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the portfolio or other techniques that may be adopted in the future may not be effective. As noted above, if the portfolio is unable to detect and deter trading abuses, its performance, and long-term shareholders, may be harmed. In addition, because the portfolio has not adopted any specific limitations or restrictions on the trading of portfolio shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of portfolio shares, even when the trading is not for abusive purposes. The portfolio will provide advance notice to its shareholders and prospective investors of any specific restrictions on the trading of portfolio shares that the Board may adopt in the future.

32	Legg Mason Partners Lifestyle Series

Share price

The portfolio’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The portfolio calculates its net asset value every day the NYSE is open. The NYSE is closed on certain holidays listed in the SAI. This calculation is based on the net asset value of the underlying funds, which is calculated when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the portfolio and each underlying fund accelerates the calculation of its net asset value to the actual closing time.

          The Board has approved valuation procedures to be followed to ensure that the portfolio’s securities are valued appropriately. The valuation of the securities of the portfolio is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the portfolio to LMPFA.

          For that portion of the portfolio’s assets that are invested in the underlying funds, the portfolio’s net asset value is calculated based upon the net asset values of the underlying funds. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing. Repurchase agreements held directly by the portfolio are valued using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

          International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by an underlying fund could change on days when you cannot buy or redeem shares.

          In order to buy, redeem or exchange shares at that day’s price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the NYSE closes. If the NYSE closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day’s price.

Tax consequences of dividends and distributions

The portfolio intends to make distributions of income and capital gains in order to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Further, the portfolio intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

          Capital gains and dividends are distributed in cash or reinvested in additional portfolio shares, without a sales charge. The portfolio expects that portfolio shares will be held under a variable annuity contract or variable life insurance policy (each a “Policy” and together, the “Policies”). Under current tax law, distributions that are left to accumulate in a variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Policy purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to the Policies.

          The portfolio is required to meet certain applicable diversification requirements under the Internal Revenue Code. If the portfolio should fail to qualify as a regulated investment company for federal income tax purposes, it would be considered as a single investment,

Variable Lifestyle Allocation 70%	33

which may result in Policies invested in the portfolio not being treated as annuity, endowment or life insurance contracts for tax purposes. Income and gain earned inside the Policies in current and prior years would be taxed currently to the policyholders, and the Policies would remain subject to taxation as ordinary income thereafter, even if the portfolio became adequately diversified.

34	Legg Mason Partners Lifestyle Series

Financial highlights

The financial highlights table is intended to help you understand the performance of the portfolio for the past five years. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a portfolio share assuming reinvestment of all dividends and distributions. The information in the following table has been derived from the portfolio’s financial statements, which were audited by independent registered public accounting firm, whose report, along with the portfolio’s financial statements is included in the annual report (available upon request).

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Variable Lifestyle Allocation 70%	2007	2006	2005	2004		2003

Net Asset Value, Beginning of Year		$10.20	$9.98	$7.47		$11.29

Income (Loss) From Operations:
Net investment income(1)		0.16	0.16	0.15		0.16
Net realized and unrealized gain (loss)		0.76	0.22	2.51		(2.20)

Total Income (Loss) From Operations		0.92	0.38	2.66		(2.04)

Less Distributions From:
Net investment income		(0.16)	(0.16)	(0.15)		(1.15)
Net realized gains		—	—	—		(0.63)

Total Distributions		(0.16)	(0.16)	(0.15)		(1.78)

Net Asset Value, End of Year		$10.96	$10.20	$9.98		$7.47

Total Return(2)		9.08%	3.81%	35.66%		(18.04	) %

Net Assets, End of Year (000s)		$146,642	$158,804	$173,641		$145,783

Ratios to Average Net Assets:
Gross expenses(3)		0.35%	0.35%	0.35%		0.35%
Net expenses(3)		0.35	0.35 (4)	0.35		0.35
Net investment income		1.47	1.54	1.67		1.66

Portfolio Turnover Rate		53%	5%	0	%(5)	3%

(1)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(2)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown.

(3)	Does not include expenses of the Underlying Funds in which the Fund invests.

(4)	The investment manager voluntarily waived a portion of its fees.

(5)	Amount represents less than 1%.

Variable Lifestyle Allocation 70%	35

Appendix A

The performance information in the first section below relates to the underlying Legg Mason affiliated funds in which the Lifestyle Funds currently may invest. Please note that the underlying funds in which the Lifestyle Funds may invest and/or the percentages the Lifestyle Funds may invest in the underlying funds recently have changed. As a result, the Lifestyle Funds’ past investment performance, which is shown in the front of this Prospectus, reflects a different mix of underlying funds. The Lifestyle Funds’ investment performance based on the current mix of underlying funds may well differ. Please remember that the percentage of a Lifestyle Fund’s assets that may be invested in any particular underlying fund is limited as set forth in this Prospectus. A fund’s past performance is not necessarily an indication of how the fund will perform in the future.

          The performance information in the second section below relates to underlying Legg Mason affiliated funds in which the Lifestyle Funds may in the future invest. The Lifestyle Funds do not currently intend to invest in the funds in this section. The Lifestyle Funds’ past investment performance does not, and their future investment performance may not, include the performance of these underlying funds. As noted above, a fund’s past performance is not necessarily an indication of how the fund will perform in the future.

          This performance information is presented for your information only, and is taken from each underlying fund’s prospectus.

Underlying funds in which Lifestyle Funds currently may invest

[fund-by-fund performance information from each fund’s prospectus to be filed by amendment]

Underlying funds in which Lifestyle Funds may in the future invest (the Lifestyle Funds do not currently intend to invest in these funds)

[fund-by-fund performance information from each fund’s prospectus to be filed by amendment]

36	Legg Mason Partners Lifestyle Series

(This page intentionally left blank.)

Legg Mason Partners
Lifestyle Series, Inc.

Variable Lifestyle Allocation 70%

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the portfolio’s investments. These reports discuss the market conditions and investment strategies that significantly affected the portfolio’s performance during its last fiscal year.

The portfolio sends one report to a household if more than one account has the same address and same last name. Contact your participating life insurance company representative or your financial advisor if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) The SAI provides more detailed information about the portfolio. It is incorporated by reference into (is legally part of) this Prospectus.

You can make inquiries about the portfolio or obtain shareholder reports or the SAI (without charge), by contacting Shareholder Services at 1-800-451-2010, or by writing to the portfolio at Legg Mason Partners Mutual Funds, 125 Broad Street, New York, New York 10004. The portfolio’s Web site does not make available its SAI and shareholder reports because the Web site is currently set up only to report portfolio holdings information.

Information about the portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room located at 100 F Street N.E. Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the portfolio that is not in this prospectus, you should not rely upon that information.

Neither the portfolio nor the distributors are offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.

©2006 Legg Mason Investor
Services, LLC
Member NASD, SIPC

(Investment Company Act
file no. 811-07435)
FD 02964 4/07

Legg Mason Partners
Lifestyle Series, Inc.

Variable Lifestyle Allocation 50%

P R O S P E C T U S

             April 30, 2007

Shares of the portfolio are
offered only to insurance com-
pany separate accounts which
fund certain annuity and variable
life insurance contracts and to
certain qualified pension and
retirement plans. This prospectus
should be read together with the
prospectus for those contracts
or plans.

The Securities and Exchange
Commission has not approved or
disapproved these securities or
determined whether this prospec-
tus is accurate or complete. Any
statement to the contrary is a
crime.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners Lifestyle Series, Inc. (“Lifestyle Series”) consists of nine separate investment portfolios, each with its own investment objective and policies. This prospectus relates to one of those portfolios.Each portfolio offers different levels of potential return and involves different levels of risk.

The Board of Directors has approved certain changes in the allocations to the underlying funds in which the portfolio invests. See “About the portfolio—Recent developments” on page 3.

Prior to December 29, 2006, Legg Mason Partners Variable Lifestyle Allocation 50% was named Legg Mason Partners Variable Lifestyle Balanced Portfolio.

Prior to May 1, 2006, Legg Mason Partners Lifestyle Series, Inc. was named Smith Barney Allocation Series Inc. and Legg Mason Partners Variable Lifestyle Balanced Portfolio was named Select Balanced Portfolio.

The portfolio’s investment objectives and strategies were not affected as a result of the change in the portfolio’s name to Legg Mason Partners Variable Lifestyle Balanced Portfolio.

Investments, risks and performance

About the portfolio

The portfolio is a “fund of funds”—meaning it invests primarily in other mutual funds rather than directly in portfolio securities like stocks, bonds, and money market instruments. These underlying mutual funds are open-end funds managed by the investment manager or its affiliates and have investment goals similar, but not identical to, those of the portfolio. The underlying funds’ investment objectives and certain of their investment strategies are described under the heading entitled “More on the portfolio’s investments.”

          The portfolio is managed as an asset allocation program.

          The portfolio seeks to maintain a neutral mix or Target Allocation (i.e., its percentage allocation between the underlying equity-oriented funds and fixed income-oriented funds). The portfolio may make tactical changes in its equity funds-fixed income funds allocation within a specified range (the Target Range) around the neutral mix, based on the manager’s opinion about the outlook for the asset classes and market and economic trends.

Investing primarily in other mutual funds presents special risks:

•

In addition to the portfolio’s operating expenses, you will indirectly bear a pro rata portion of the operating expenses of the underlying funds. For instance, you will pay management fees of both the portfolio and, indirectly, a pro rata portion of the management fees of the underlying funds

•	One underlying fund may buy the same securities that another underlying fund sells. You would indirectly bear the costs of these trades without accomplishing any investment purpose

•

The portfolio’s Target Allocation and Target Range are measures of the portfolio’s assets invested in underlying funds across two asset classes, not the percentage of equity securities or fixed-income securities invested in indirectly by the portfolio. The underlying funds generally invest principally in either equity or fixed-income securities, but their percentage investments in these securities may vary from time to time, subject to applicable regulatory requirements. Thus, the percentage of equity or fixed-income securities held by the portfolio indirectly, through its investment in underlying funds, may vary substantially from its Target Allocation or Target Range. Investors should take this into account when determining whether the portfolio is an appropriate investment for them.

You should know:

•	You could lose money on your investment in the portfolio, or the portfolio may not perform as well as other investments

•	An investment in the portfolio is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency

Principal risks of investing in fixed-income securities and equity securities

The underlying funds invest in fixed-income securities and equity securities. Risks common to investments in fixed-income securities and equity securities are set forth below. There are also principal risks which are specific to an investment in the portfolio. These unique risks are described in the portfolio summary beginning on page 4.

2	Legg Mason Partners Lifestyle Series

Fixed-Income Securities:

•	When interest rates go up, prices of fixed-income securities usually go down. This is known as interest rate risk

•	An issuer of a security may default on its obligation to pay principal and/or interest or the security’s credit rating may be downgraded. This is known as credit risk

•	An issuer of a security may prepay principal earlier than scheduled, which would force an underlying fund to reinvest in lower yielding securities. This is known as call or prepayment risk

•

Slower than expected principal payments may extend a security’s life. This locks in a below-market interest rate, increases the security’s duration and reduces the value of the security. This is known as extension risk

Equity Securities:

•	Stock prices may decline generally

•	If an adverse event occurs, such as the issuance of an unfavorable earnings report, the value of a particular issuer’s security may be depressed

Recent Developments

The Board of Directors of Lifestyle Series has approved certain changes in the underlying funds in which the portfolio invests. These changes are reflected in this prospectus and are being implemented by the portfolio managers of the portfolio gradually as conditions warrant.

Variable Lifestyle Allocation 50%	3

Legg Mason Partners
Variable Lifestyle Allocation 50%

Investment objective

Balance of growth of capital and income.

Principal investment strategies

The portfolio is a fund of funds. The portfolio’s assets are primarily allocated among the Legg Mason affiliated equity and fixed income funds listed below.

          The portfolio organizes its investments in underlying funds into two main asset classes: the stock class (equity securities of all types) and the fixed-income class (all varieties of fixed-income securities, including lower-quality debt securities, maturing in more than one year as well as all types of short-term and money market instruments). The portfolio’s Target Allocation is 50% in underlying funds that invest principally in equity securities and 50% in funds that invest principally in fixed-income securities.

Selection process

The manager periodically adjusts the allocation of the portfolio’s assets among different Legg Mason affiliated funds depending upon the manager’s outlook for the equity and bond markets in general, particular sectors of such markets, and the performance outlook for the underlying funds. In assessing the equity and bond markets, the manager considers a broad range of market and economic trends and quantitative factors. The performance of the underlying funds also influences their weighting in the portfolio. The manager invests in underlying funds that have a range of investment styles and focuses, including large cap funds, small cap funds, growth oriented funds, value oriented funds, international equity funds and fixed-income funds. The portfolio’s underlying fixed-income funds invest in investment grade fixed-income securities, including those of U.S. and non-U.S. issuers, including corporate, mortgage-backed and government securities, and high yield, high risk corporate and government debt securities rated below investment grade (commonly known as “junk bonds”).

Target Allocation

Equity Funds	50%

Fixed-Income Funds	50%

Target Range

Equity Funds	40-60%

Fixed-Income Funds	40-60%

4	Legg Mason Partners Lifestyle Series

Underlying Funds and Target Percentage of Portfolio

Legg Mason Partners Appreciation Fund, Inc.	7%	0-15%

Legg Mason Partners Fundamental Value Fund, Inc.	7%	0-15%

Legg Mason Partners Aggressive Growth Fund, Inc.	7%	0-15%

Legg Mason Value Trust, Inc.	7%	0-15%

Royce Value Fund	6%	0-10%

Legg Mason Partners Small Cap Growth Fund I	6%	0-10%

Legg Mason International Equity Trust	5%	0-10%

Legg Mason Partners International All Cap Opportunity Fund	5%	0-10%

Western Asset Core Plus Bond Portfolio	30%	20-40%

Western Asset Absolute Return Portfolio	13%	0-20%

Western Asset High Yield Portfolio	7%	0-10%

In addition, the manager may in the future, but does not currently, invest the portfolio’s assets in the Legg Mason affiliated funds set forth below.

Legg Mason Partners Investors Value Fund, Inc.	0-15%

Legg Mason Partners Large Cap Growth Fund	0-15%

Legg Mason Partners Capital Fund, Inc.	0-15%

Legg Mason American Leading Companies Trust	0-15%

Legg Mason Opportunity Trust	0-15%

Legg Mason Growth Trust, Inc.	0-15%

Legg Mason Special Investment Trust, Inc.	0-15%

Royce Total Return Fund	0-10%

Legg Mason Partners Mid Cap Core Fund	0-10%

Legg Mason Partners Small Cap Core Fund, Inc.	0-10%

Summary performance information for the funds listed above appears in Appendix A.

Variable Lifestyle Allocation 50%	5

Principal risks of investing in the portfolio

Your investment in the portfolio is subject to the risks associated with investing in both fixed-income securities and equity securities generally. The principal risks associated with investing in these securities are described on pages 2-3 under “About the portfolio”. Your investment in the portfolio is also subject to the following specific risks:

•

An underlying fund’s investments in foreign securities may decline because of adverse governmental action or political, economic or market instability in a foreign country or region. Less information may be available about foreign securities or markets and foreign markets may be smaller, less liquid and more volatile than U.S. markets. In addition, currency fluctuations could erase investment gains or add to investment losses. These risks are heightened for investments in emerging markets

•	The manager’s judgment about the attractiveness and risk adjusted return potential of particular asset classes, investment styles, underlying funds or other issues may prove to be wrong

•

Below investment grade bonds are speculative and their issuers may have diminished capacity to pay principal and interest. These securities have a higher risk of default, tend to be less liquid, and may be more difficult to value. Changes in economic conditions or other circumstances are likely to weaken the capacity of issuers of these securities to make principal and/or interest payments.

•

The underlying equity funds invest principally in equity securities and the underlying fixed-income funds invest principally in fixed-income securities. However, under normal market conditions an underlying fund may vary the percentage of its assets in equity securities or in fixed-income securities (subject to applicable regulatory requirements). Depending upon the percentage of equity and/or fixed-income securities held by the underlying funds at any given time, and the percentage of the assets of the portfolio invested in various underlying funds, the portfolio’s actual exposure to equity securities and fixed-income securities may vary substantially from its Target Allocation or Target Range.

•

An underlying fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash without regard to any percentage limitations. If an underlying fund takes a temporary defensive position, it (and the portfolio) may be unable to achieve their investment objectives.

•

The portfolio is non-diversified, which means that it can invest a higher portion of its assets in any one underlying fund than a diversified portfolio. Being a non-diversified portfolio may magnify the portfolio’s losses from adverse events affecting a particular underlying fund. The underlying funds in which the portfolio invests may be either diversified or non-diversified.

Performance Information

This bar chart and the table on the following pages indicate the risks of investing in the portfolio by showing changes in the portfolio’s performance from year to year since inception. The table compares the average annual total return of the portfolio for the periods shown with that of the Lehman Brothers U.S. Aggregate Index (“Lehman U.S. Aggregate”),

6	Legg Mason Partners Lifestyle Series

 the Russell 1000 Index (“Russell 1000”) and the Lifestyle Allocation 50% Composite Benchmark (“50% Composite”). The Lehman U.S. Aggregate represents securities that are SEC-registered, taxable, and dollar denominated and covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities, and the Russell 1000 measures the performance of the 1,000 largest U.S. companies based on total market capitalization. The 50% Composite is a hypothetical representation of the performance of the portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, and 43% Lehman Brothers U.S. Aggregate Index, 7% Lehman Brothers U.S. High Yield—2% Issuer Cap Index. The Russell 1000 Index consists of the 1,000 largest U.S. companies based on total market capitalization. The Russell 2000 Index is a broad-based unmanaged capitalization weighted index of small-capitalization companies. The Morgan Stanley Capital International EAFE Index (MSCI EAFE) is a broad-based unmanaged index of foreign stocks. The Lehman Brothers U.S. Aggregate Index represents securities that are publicly-registered, taxable, and dollar denominated; it covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Lehman Brothers U.S. High Yield—2% Issuer Cap is the 2% Issuer Cap component of the Lehman Brothers U.S. Corporate High Yield Index, which covers the universe of fixed rate, non-investment grade debt. The portfolio’s past performance is not necessarily an indication of how the portfolio will perform in the future. The indices are unmanaged and are not subject to the management fees and other expenses of a mutual fund. An investor cannot invest directly in an index.

          Performance figures do not reflect expenses incurred from investing through a separate account; if those expenses had been reflected, performance would have been lower. Please refer to the separate account prospectus for more information on expenses.

Variable Lifestyle Allocation 50%	7

Risk return bar chart

The bar chart shows the performance of the portfolio’s shares for each of the full calendar years since its inception.

Total Return

Quarterly returns:

Highest: 9.57% in 2nd quarter 2003; Lowest: (7.21)% in 3rd quarter 2002.
Year-to-date: __% (through 3/31/07)

Comparative performance

This table indicates the risk of investing in the portfolio by comparing the average annual total return for the periods shown to that of the Lehman U.S. Aggregate and Russell 1000, Indices and the 50% Composite Benchmark. The performance indicated does not reflect variable annuity or life insurance contract charges which, if included, would lessen performance.

8	Legg Mason Partners Lifestyle Series

Average Annual Total Returns (for the periods ended December 31, 2005)

	1 year	5 years	Since Inception	Inception Date

LEGG MASON PARTNERS
VARIABLE LIFESTYLE ALLOCATION 50%	__ %	__ %	__ %	2/5/1997

INDICES

Lehman U.S. Aggregate	__ %	__ %	__ %	*

Russell 1000[1]	__ %	__ %	__ %	**

50% Composite	__ %	__ %	__ %	***

*	Index comparison begins on February 28, 1997. Index performance reflects no deduction for fees, expenses or taxes.

**	Index comparison begins on February 5, 1997. Index performance reflects no deduction for fees, expenses or taxes.

***	Benchmark comparison begins on February 5, 1997. Benchmark performance reflects no deduction for fees, expenses or taxes.

Fee table

Fees and Expenses

This table sets forth the fees and expenses you will pay if you invest in shares of the portfolio.

          The table and the example below do not reflect additional charges and expenses which are, or may be, imposed under the variable contracts; such charges and expenses are described in the prospectus of the insurance company separate account. The portfolio’s expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

          Based on the expense ratios of underlying Legg Mason affiliated funds in which the Legg Mason Partners Variable Lifestyle Allocation 50% Portfolio was invested on January 31, 2007, the approximate expense ratio is expected to be as follows: [1.04]%. Fee table expenses would be higher if the expense ratios of the underlying funds were included.

Shareholder Fees

(paid directly from your investment)

Maximum sales charge on purchases	None

Maximum deferred sales charge on redemptions	None

Annual portfolio operating expenses (paid by the portfolio as a % of net assets)

Management fees	0.35%

Distribution and service (12b-1) fees	None

Other expenses	None

Annual portfolio operating expenses	__

Acquired fund fees and expenses (underlying fund fees and expenses)	__

Total annual portfolio operating expenses	0.35%

Variable Lifestyle Allocation 50%	9

Example

This example helps you compare the cost of investing in the portfolio with other mutual funds. Your actual cost may be higher or lower.

Number of Years You Own Your Shares

	1 year	3 years	5 years	10 years

Your costs would be	$	$	$	$

The example assumes:

•	You invest $10,000

•	You reinvest all distributions and dividends without a sales charge

•	The portfolio’s operating expenses (before fee waivers and/or expense reimbursements, if any) remain the same

•

Your investment has a 5% return each year—the assumption of a 5% return is required by the Securities and Exchange Commission (“SEC”) for purposes of this example and is not a prediction of the portfolio’s future performance

•	You redeem your shares at the end of the period

•	The expenses of the underlying Legg Mason affiliated funds are reflected

10	Legg Mason Partners Lifestyle Series

More on the portfolio’s investments

Underlying funds

The following is a description of the investment objectives and principal investments of the underlying funds in which the portfolio invests. Each of the underlying funds is managed by the portfolio’s investment manager or an affiliate of the portfolio’s investment manager. The investment manager for each of the Legg Mason Partners Fund is Legg Mason Partners Advisor, LLC. The investment manager for each of the Legg Mason and Western Asset Funds is Legg Mason Fund Adviser, Inc. The investment manager for each of the Royce Funds is Royce & Associates, LLC.

The underlying funds that invest primarily in equity securities are:

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

Legg Mason American Leading Companies Trust	0.80%

seeks long-term capital appreciation and current income consistent with prudent investment risk. The fund invests primarily in securities that, in the adviser’s opinion, offer the potential for capital appreciation and potential for current income. Under normal circumstances, the fund will seek to achieve its objective by investing at least 80% of its net assets in common stocks of Leading Companies that are tied economically to the United States. At least 75% of the dollar amount of stocks held by the fund will have a recent history of paying dividends. The adviser defines a “Leading Company” as one that, in the opinion of the adviser, has attained a major market share in one or more products or services within its industry(ies) and possesses the potential to maintain or increase market share and profit in the future. Such companies are typically well known as leaders in their respective industries; most are found in the top half of the Standard & Poor’s 500 Index. The adviser currently anticipates that the fund will not invest more than 20% of its net assets in foreign securities. The fund may invest up to 20% of its net assets in debt securities, including government, corporate and money market securities. The fund may invest in debt securities of any maturity of both foreign and domestic issuers. The debt securities in which the fund may invest, excluding investments in convertible securities, will be rated at least A by S&P or Moody’s, or deemed by the adviser to be of comparable quality to a security with these ratings. The convertible securities in which the fund may invest will be rated at least BB by S&P or Ba by Moody’s, or deemed by the adviser to be of comparable quality to a security with these ratings. The fund also may invest in derivatives.

Legg Mason Emerging Markets Trust	1.47%	seeks long-term capital appreciation. The fund’s adviser, under normal circumstances, will invest substantially all of the fund’s net assets in equity

Variable Lifestyle Allocation 50%	11

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

securities and convertible securities of emerging market issuers. The fund intends to invest in Asia, Latin America, the Indian Subcontinent, Southern and Eastern Europe, the Middle East and Africa, although it might not invest in all these markets at all times and might not invest in any particular market when it deems investment in that country or region to be inadvisable. The fund is not limited in the amount of its total assets that may be denominated in a single currency or invested in securities of issuers located in a single emerging market country. The fund may hedge a portion of its currency risk using currency futures, forwards and options. For most emerging market currencies, there are no suitable hedging instruments available. The fund also may invest in debt securities and securities convertible into common stock, which need not necessarily be of a certain grade as determined by rating agencies such as S&P or Moody’s. The fund may invest for temporary defensive purposes in cash and investment grade U.S. dollar denominated money market instruments, or if unrated, of equivalent quality as determined by the portfolio managers.

Legg Mason Growth Trust, Inc.	0.83%

seeks maximum long-term capital appreciation with minimum long-term risk to principal. The fund invests primarily in common stocks that, in the adviser’s opinion, appear to offer above average growth potential and trade at a significant discount to the adviser’s assessment of their intrinsic value. Any income realized will be incidental to the fund’s objective. The fund may invest up to 25% of its total assets in foreign securities, either directly or indirectly through the purchase of ADRs, EDRs or Global Depositary

12	Legg Mason Partners Lifestyle Series

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

Receipts (“GDRs”). The fund may invest in convertible securities and, for temporary defensive purposes, up to 100% of its assets in high quality short-term debt obligations rated investment grade by Moody’s, S&P and other nationally recognized or foreign statistical rating organizations. If an investment grade security purchased by the fund is subsequently given a rating below investment grade, the adviser will consider that fact in determining whether to retain that security in the fund’s portfolio, but is not required to dispose of it.

Legg Mason International Equity Trust	1.01%

seeks maximum long-term total return. The adviser currently intends to invest substantially all of the fund’s assets in non-U.S. equity securities. The primary focus of the adviser is value added through stock selection, with a secondary focus on region and sector allocation. The three largest regions are Europe (excluding the United Kingdom), the United Kingdom and Japan. The fund may invest up to 35% of its total assets in emerging market securities. The fund’s investment portfolio will normally be diversified across a broad range of regions and industry sectors, consistent with the objective of maximum total return while managing risk. The adviser may also seek to enhance portfolio returns through active currency hedging strategies. The fund is not limited in the amount of its total assets that may be denominated in a single currency or invested in securities of issuers located in a single country. The fund also may invest in debt securities and securities convertible into common stock, which need not necessarily be of a certain grade as determined by rating agencies such as S&P or Moody’s. The fund may invest for temporary defensive purposes in cash and investment grade U.S. dollar denominated money market instruments, or if unrated, of equivalent quality as determined by the portfolio managers.

Legg Mason Opportunity Trust	1.04%

seeks long-term growth of capital. The fund invests in securities, derivatives and other financial instruments that, in the adviser’s opinion, offer the opportunity for long-term growth of capital. The adviser exercises a flexible strategy in the selection of investments, not limited by investment style or asset class. The fund may invest in the common stock of U.S. and foreign issuers and in other U.S. and foreign securities. The fund may sell securities and other instruments short. The fund may also borrow money for investment purposes, in amounts up to 10% of the fund’s net assets, a practice known as “leveraging.” Although the adviser considers ratings by agencies such as S&P

Variable Lifestyle Allocation 50%	13

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

or Moody’s in determining whether securities convertible into common stock or debt securities are appropriate investments for the fund, such securities may include investments rated below investment grade, commonly known as “junk bonds.” The fund may invest for temporary defensive purposes in cash, money market instruments, bonds or other debt securities.

Legg Mason Partners Aggressive Growth Fund, Inc.	0.70%

seeks capital appreciation. The fund invests primarily in common stocks of companies that the portfolio manager believes are experiencing, or will experience, growth in earnings that exceeds the average rate of earnings growth of the companies which comprise the S&P 500 Index. The fund may invest in the securities of large, well-known companies that offer prospects of long-term earnings growth. However, because higher earnings growth rates are often achieved by small- to medium-sized companies, a significant portion of the fund’s assets may be invested in the securities of such companies. The fund may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund also may invest in derivatives. The fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments.

Legg Mason Partners Appreciation Fund, Inc.	0.57%

seeks long-term appreciation of shareholders’ capital. The fund invests primarily in equity securities of U.S. companies. The fund typically invests in medium and large capitalization companies, but may also invest in small capitalization companies. Equity securities include exchange-traded and over-the-counter common stocks and preferred stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may invest up to 10% of its net assets in the securities of foreign issuers directly or in the form of depositary receipts representing an interest in those securities. The fund also may invest in derivatives. The fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments.

Legg Mason Partners Capital Fund, Inc.	0.66%

seeks capital appreciation through investment in securities which the manager believes have above average capital appreciation potential. The fund invests primarily in equity securities of U.S. companies. These companies typically range in size from established large capitalization companies to medium size companies. However, the fund may also invest in

14	Legg Mason Partners Lifestyle Series

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

small capitalization companies including those at the beginning of their life cycles. The portfolio managers evaluate companies of all sizes but emphasize those with market capitalizations above $1 billion. The fund may invest up to 20% of its assets in securities of foreign issuers, either directly or through investing in depositary receipts. The fund may invest in fixed income securities, invest without limit in convertible debt securities and may also invest in debt obligations of foreign issuers. The fund may invest up to 20% of its assets in non-convertible debt securities rated below investment grade by a nationally recognized statistical rating organization or, if unrated, of equivalent quality as determined by the portfolio managers. The fund also may invest up to 10% of its assets in distressed debt securities, defined as debt securities that are subject to bankruptcy proceedings or are in default or are at imminent risk of being in default. The fund also may invest in derivatives.

Legg Mason Partners Emerging Markets Equity Fund	1.35%

seeks to provide long-term capital growth. Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of companies domiciled in, or whose securities are traded in the stock markets of, emerging market nations, and other securities whose values are based on such equity securities. The fund considers emerging market nations to include countries that, at the time the fund makes an investment, are categorized by the World Bank and its affiliates as “low income” or “middle income,” are included in the MSCI (Morgan Stanley Capital International) Emerging Markets Index, or are believed by the portfolio manager to have similar emerging market characteristics. There are no limitations on the market capitalizations of the companies in which the fund may invest. The fund may invest in securities of foreign issuers. Debt securities, other than convertible securities, must be rated investment grade (identified as at or above Baa by Moody’s or BBB by S&P) when the fund purchases them, or if unrated, of comparable quality in the subadviser’s opinion. After the fund buys a bond, if the credit quality of the bond deteriorates below investment grade, the fund may continue to hold the bond, commonly known as a junk bond, but the subadviser will consider the change in rating in deciding whether to keep the security. The fund also may invest in derivatives.

Legg Mason Partners Fundamental Value Fund, Inc.	0.70%

seeks long-term capital growth. Current income is a secondary consideration. The fund invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible into common stocks, of companies the portfolio managers

Variable Lifestyle Allocation 50%	15

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

believe are undervalued in the marketplace. While the portfolio managers select investments primarily for their capital appreciation potential, secondary consideration is given to a company’s dividend record and the potential for an improved dividend return. The fund invests in securities of large, well-known companies but may also invest a significant portion of its assets in securities of small to medium-sized companies when the portfolio managers believe smaller companies offer more attractive value opportunities. The fund may invest up to 25% of the value of its assets in the securities of foreign issuers. The fund may invest in investment grade bonds, rated at the time of purchase in the four highest ratings categories by a nationally recognized statistical rating organization, such as those rated Aaa, Aa, A and Baa by Moody’s Investors Service, Inc. (“Moody’s”) or AAA, AA, A and B by Standard & Poors (“S&P”). The fund also may invest in derivatives.

Legg Mason Partners International All Cap Opportunity Fund	1.14%

seeks total return on its assets from growth of capital and income. The fund invests primarily in equity securities of foreign companies. The fund, under normal circumstances, will invest at least 80% of the value of its net assets in a diversified portfolio of equity securities and may invest up to 20% of the value of its net assets in bonds, notes and debt securities. The portfolio managers emphasize individual security selection while diversifying the fund’s investments across regions and countries, which can help to reduce risk. While the portfolio managers select investments primarily for their capital appreciation potential, some investments will have an income component as well. Companies in which the fund invests may have large, mid or small size market capitalizations and may operate in any market sector. Market conditions around the world change constantly as does the location of potential investment opportunities. Depending on the portfolio managers’ assessment of overseas potential for long-term growth, the fund’s emphasis among foreign markets (including emerging markets) and types of issuers may vary.

Legg Mason Partners Investors Value Fund, Inc.	0.54%

seeks long-term growth of capital. Current income is a secondary objective. The fund invests primarily in common stocks of established U.S. companies. The fund may also invest in other equity securities. To a lesser degree, the fund may invest in debt securities. The portfolio managers focus on established large capitalization companies (over $5 billion in market capitalization) but the fund is not limited by market capitalization. The fund may invest up to 20% of its

16	Legg Mason Partners Lifestyle Series

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

assets in securities of foreign issuers. The fund may invest directly in foreign issuers or invest in depositary receipts. The fund may invest in various types of fixed income securities, including from time to time up to 5% of its net assets in non-convertible high yield securities rated below investment grade by S&P and Moody’s or comparable unrated securities, with no minimum rating required. There is no limit on the amount of the fund’s assets that can be invested in convertible securities rated below investment grade. Certain of the fixed-income securities in which the fund may invest may be distressed debt securities. The fund also may invest in derivatives.

Legg Mason Partners Large Cap Growth Fund	0.72%

seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in equity securities, or other investments with similar economic characteristics, of companies with large market capitalizations. Large capitalization companies are those companies with market capitalizations similar to companies in the Russell 1000 Index. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund still will be considered securities of large capitalization companies for purposes of the fund’s 80% investment policy. Equity securities include U.S. exchange traded and over-the-counter common stocks, debt securities convertible into equity securities, and warrants and rights relating to equity securities. The fund may invest in securities of foreign issuers directly or in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) or similar securities representing interests in the common stock of foreign issuers. Management of the fund intends to limit the fund’s investments in these types of securities to 10% of the fund’s assets. The fund also may invest in derivatives. The fund may invest for temporary defensive purposes in corporate and government bonds and notes and money market instruments.

Legg Mason Partners Mid Cap Core Fund	0.76%

seeks long-term growth of capital. Under normal circumstances the fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes in equities, or other investments with similar economic characteristics, of medium-sized companies. Medium-sized companies are defined as those companies whose market capitalization values are in the range of the market capitalization values of the constituents of the S&P MidCap 400 Index or the Russell Midcap Index, as defined from time to time. Securities of companies whose market capitalizations

Variable Lifestyle Allocation 50%	17

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

no longer meet this definition after purchase by the fund still will be considered to be securities of mid capitalization companies for purposes of the fund’s 80% investment policy. The fund may invest up to 25% of its assets in securities of foreign issuers both directly and through depositary receipts for those securities. While the fund intends to be substantially fully invested in equity securities, the fund may maintain up to 10% of its assets in money market instruments and/or cash to pay expenses and meet redemption requests. The fund also may invest in derivatives.

Legg Mason Partners Small Cap Core Fund, Inc.	0.81%

seeks long-term capital appreciation. Under normal market conditions, the fund will invest at least 80% of net assets plus any borrowings for investment purposes in common stocks of U.S. companies with relatively small market capitalizations at the time of investment or other investments with similar economic characteristics. Securities of companies whose market capitalizations no longer meet this definition after purchase by the fund will be considered to be securities of small capitalization companies for purposes of the fund’s 80% investment policy. The fund will hold a portfolio that is generally comparable to, but not the same as, the Russell 2000 Index in terms of economic sector weightings and market capitalization. The Russell 2000 Index is a broad based index of the smaller capitalization segment of the U.S. stock market. The fund may invest up to 10% of its assets in securities of foreign issuers, including securities denominated in foreign currencies. The fund also may invest in derivatives. The fund may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in any type of money market instruments and short-term debt securities or cash.

Legg Mason Partners Small Cap Growth Fund I	0.80%

seeks long-term growth of capital. Under normal circumstances, the fund invests at least 80% of its assets in equity securities of companies with small market capitalizations and related investments. For the purposes of this 80% policy, small capitalization companies are companies with market cap values not exceeding (i) $3 billion or (ii) the highest month-end market capitalization value of any stock in the Russell 2000 Index for the previous 12 months, whichever is greater. The fund may invest up to 20% of its total assets in equity securities of foreign issuers. The fund may also invest to a limited extent in debt obligations of foreign issuers. The fund may invest directly in

18	Legg Mason Partners Lifestyle Series

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

foreign issuers or invest in depository receipts. The fund may invest up to 20% of its assets in non-convertible bonds, notes and other debt obligations. This includes securities that are rated Baa or better by Moody’s or BBB or better by S&P or Fitch Ratings, Inc. or that are not rated but are considered by the fund’s subadviser to be of equivalent quality. The fund also may invest in derivatives.

Legg Mason Special Investment Trust, Inc.	0.72%

seeks capital appreciation. The fund invests primarily in equity securities, and securities convertible into equity securities. The adviser expects that under normal circumstances, the fund will invest the majority of its total assets in the securities of companies in the mid-cap market capitalization range, defined as companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s MidCap 400® Index, or in “special situations,” at the time of purchase. The fund may invest a portion of its assets in companies of any size. The fund may invest in “special situations” without regard to market capitalization. The adviser defines special situations as companies undergoing unusual or possibly one-time developments that, in the opinion of the adviser, make them attractive for investment. The fund will not invest more than 20% of its total assets in securities of companies involved in actual or anticipated reorganizations or restructurings in connection with an actual or potential bankruptcy. The manager currently anticipates that the fund will invest no more than 25% of its total assets in foreign securities. The fund may also invest in debt securities, including securities involved in special situations. The fund may invest up to 35% of its total assets in debt securities rated below BBB/Baa by S&P or Moody’s, commonly known as “junk bonds.” The fund also may invest in derivatives.

Legg Mason Value Trust, Inc.	0.69%

seeks long-term growth of capital. The fund invests primarily in equity securities that, in the adviser’s opinion, offer the potential for capital growth. The adviser follows a value discipline in selecting securities, and therefore seeks to purchase securities at large discounts to the adviser’s assessment of their intrinsic value. The fund generally invests in companies with market capitalizations greater than $5 billion, but may invest in companies of any size. The fund will invest no more than 25% of its total assets in foreign securities. The fund may also invest in debt

Variable Lifestyle Allocation 50%	19

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

securities. The fund may invest up to 25% of its total assets in long-term debt securities. Up to 10% of its total assets may be invested in debt securities rated below investment grade, commonly known as “junk bonds.” The fund also may invest in derivatives.

Royce Total Return Fund	1.00%

seeks both long-term growth of capital and current income. Royce invests the fund’s assets primarily in a diversified portfolio of dividend-paying securities issued by small- and micro-cap companies. The fund will invest at least 65% of its net assets in equity securities. At least 90% of these securities will produce dividend or interest to the fund and at least 65% of such securities will be issued by companies with market capitalizations less than $2.5 billion. The fund may invest up to 10% of its assets in foreign securities. Up to 5% of the fund’s net assets may be invested in “lower rated” non-convertible debt securities, defined as rated from Ba to Ca by Moody’s or from BB to D by S&P or unrated.

Royce Value Fund	1.04%

seeks long-term growth of capital. Royce invests the fund’s assets primarily in a diversified portfolio of equity securities issued by micro-, small- and mid-cap companies (companies with stock market capitalizations less than $5 billion) that it believes are trading significantly below its estimate of their current worth.

*	As of the fiscal year-end most recently completed prior to the date of each underlying fund’s most recent prospectus.

The underlying funds that invest primarily in fixed income securities are:

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

Western Asset Absolute Return Portfolio	0.80%

seeks to maximize long-term total return. The portfolio has a flexible investment strategy and will invest in a variety of securities and instruments and use a variety of investment techniques in pursuing its objective. Under normal market conditions, the portfolio will invest in at least 50% of its net assets in debt and fixed income securities rated at least Baa or BBB at the time of purchase by one or more NRSROs or unrated securities of comparable quality at the time of purchase (as determined by the portfolio’s advisers). The fund may invest no more than 50% of its net assets in non-USD denominated securities and no more than 25% of its net assets in un-hedged non-USD denominated securities. The fund may invest no more than 25% of its net assets in non-USD denominated securities rated below investment grade and no more than 25% of its net assets in non-US issuers rated below investment grade. The fund also may invest in derivatives.

20	Legg Mason Partners Lifestyle Series

Underlying Fund	Estimated expense ratio*	Investment Objective and Principal Investment Strategy

Western Asset Core Plus Bond Portfolio	0.45%

seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration of generally 2.5 to 7 years. The portfolio invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. To achieve its objective, the portfolio may invest in a variety of securities and instruments. The fund may invest up to 25% of its total assets in the securities of non-US issuers and up to 20% of total assets in non-USD denominated securities. The fund may invest up to 15% of its assets in securities rated below investment grade (i.e., not rated at least Baa/BBB by one or more nationally recognized statistical rating organizations or unrated securities of comparable quality). The fund also may invest in derivatives.

Western Asset High Yield Portfolio	0.62%

Seeks to maximize total return, consistent with prudent investment management. Under normal market conditions, the portfolio will invest at least 80% of its net assets in U.S. dollar denominated debt or fixed income securities that are rated below investment grade at the time of purchase by one or more NRSROs or are of a comparable quality as determined by Western Asset. The portfolio will consider a security to be rated below investment grade if it is not rated Baa/BBB or above by at least one NRSRO (or, if unrated, is determined by Western Asset to be of comparable quality). These securities are commonly known as “junk bonds” or “high yield securities.” The fund may invest up to 20% of its total assets in non-USD denominated non-U.S. securities. The fund also may invest in derivatives.

*	As of the fiscal year-end most recently completed prior to the date of each underlying fund’s prospectus.

Temporary defensive investments

The portfolio may depart from its principal investment strategies in response to adverse market, economic or political conditions by taking temporary defensive positions in the [Smith Barney Money Funds–Cash Portfolio, a series of CitiFunds Trust III], repurchase agreements or cash. If the portfolio takes a temporary defensive position, it may be unable to achieve its investment objective.

Variable Lifestyle Allocation 50%	21

Investment strategies and related risks

The portfolio’s investment objective and principal investment strategies are described in the section entitled “Investments, risks and performance.” This section provides further information about the investment strategies that may be used by the portfolio.

          While investing primarily in shares of the underlying funds, the portfolio may also invest directly in the types of securities held by the underlying funds, including equity securities, including common and preferred stocks and securities convertible into common stocks; warrants and depository receipts; and fixed income securities, including U.S. government securities, money market instruments, mortgage-related securities and repurchase agreements. These investments may include securities of non-U.S. issuers.

          The portfolio may also enter into futures contracts on securities or related options on futures contracts on securities that are traded on a domestic or foreign exchange or in the over-the-counter market, and may also engage in transactions in options on securities, which may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

          In addition to direct investments, the portfolio may invest in shares of a portfolio of securities that seeks to track the performance of an underlying equity index or a portion of an equity index (“Exchange Traded Funds”). Exchange Traded Funds hold portfolios of securities that seek to track the performance of a specific index or basket of stocks. As with other investments in shares of investment companies, if the portfolio holds shares of an Exchange Traded Fund, it will bear its pro rata portion of the Exchange Traded Funds’ expenses, including advisory fees. These expenses are in addition to the direct expenses of the portfolio’s own operations.

Portfolio turnover

Each underlying fund may engage in active and frequent trading to achieve its principal investment strategies. Frequent trading increases transaction costs, which could detract from an underlying fund’s performance.

Changes in allocations

The underlying funds in which the portfolio may invest, and the range of assets allocated to each fund, may be changed by the Board of Directors from time to time. Similarly, the target allocation between equity and fixed-income oriented underlying funds may be adjusted from time to time. If the target limits for investment in a particular fund are exceeded or are not met because of cash flows or changes in the market value of the shares of the underlying funds, the investment manager may, but is not required to, adjust the portfolio’s holdings.

High yield securities

Western Asset Core Plus Bond Portfolio, Western Asset High Yield Portfolio, Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Value Trust, Inc., Legg Mason Special Investment Trust, Inc., Royce Total Return Fund, Royce Value Fund, Legg Mason Emerging Markets Trust, Legg Mason International Equity Trust and Legg Mason Partners International All Cap Opportunity Fund may invest a portion of their assets in high yield securities (“junk bonds”). High

22	Legg Mason Partners Lifestyle Series

yield securities involve a substantial risk of loss. These securities are considered speculative with respect to the issuer’s ability to pay interest and repay principal and are susceptible to default or decline in market value because of adverse economic and business developments. The market values for high yield securities tend to be very volatile, and these securities are less liquid than investment grade debt securities. Underlying funds that hold these issues are subject to the following specific risks:

•	Increased price sensitivity to changing interest rates

•	Greater risk of loss because of default or declining credit quality

•	Adverse company specific events are more likely to render the issuer unable to make interest and/or principal payments

•	A negative perception of the high yield market may develop, depressing the price and liquidity of high yield securities. This negative perception could last for a significant period of time

Foreign securities

All of the underlying funds may invest a portion of their assets outside the U.S. Investing in the securities of non-U.S. issuers involves unique risks compared to investing in the securities of U.S. issuers. These risks are more pronounced to the extent a fund invests in issuers in countries with emerging markets. These risks may include:

•	Less information about non-U.S. issuers or markets may be available because of less rigorous disclosure and accounting standards or regulatory practices

•

Many non-U.S. markets are smaller, less liquid and more volatile than U.S. markets. In a changing market, the adviser may not be able to sell the fund’s portfolio securities in amounts and at prices the adviser considers reasonable

•	The U.S. dollar may appreciate against non-U.S. currencies or a foreign government may impose restrictions on currency conversion or trading

•	The economies of non-U.S. countries may grow at a slower rate than expected or may experience a downturn or recession

•	Economic, political and social developments may adversely affect the securities markets on which securities of non-U.S. issuers trade

•	Foreign governmental obligations may involve the risk of debt moratorium, repudiation or renegotiation and the fund may be unable to enforce its rights against the issuers

Small capitalization issuers

Legg Mason Partners Small Cap Core Fund, Legg Mason Partners Small Cap Growth Fund I Inc., Legg Mason Partners Fundamental Value Fund, Inc. and Legg Mason Partners Aggressive Growth Fund, Inc. focus on small capitalization companies. Investing in small companies involves unique risks. Compared to large companies, small companies, and the market for their common stocks, are likely to:

•	Be more sensitive to changes in the economy, earnings results and investor expectations

•	Have more limited product lines and capital resources

•	Experience sharper swings in market values

•	Be harder to sell at the times and prices the fund thinks appropriate

•	Offer greater potential for gain and loss

Variable Lifestyle Allocation 50%	23

Derivatives

All of the underlying funds, except Legg Mason Opportunity Trust and Legg Mason Growth Trust, Inc. may, but need not, use derivative contracts, such as futures and options on securities, securities indices or currencies; options on these futures; forward currency contracts; and interest rate or currency swaps for any of the following purposes:

•	To hedge against the economic impact of adverse changes in the market value of its securities, because of changes in stock market prices, currency exchange rates or interest rates

•	As a substitute for buying or selling securities

•	As a cash flow management techinque

•	For some underlying fund, to increase the fund’s total return

          A derivative contract will obligate or entitle an underlying fund to deliver or receive an asset or cash payment based on the change in value of one or more securities, currencies or indices. Even a small investment in derivative contracts can have a big impact on an underlying fund’s stock market, currency and interest rate exposure. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The underlying fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make the underlying fund less liquid and harder to value, especially in declining markets.

Fund rebalancings

From time to time, one or more of the underlying funds may experience relatively large redemptions or investments due to rebalancings of the portfolio’s investments. In the event of such redemption or investments, an underlying fund could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

          For example, rebalancings may increase brokerage and/or other transaction costs of the underlying funds. In addition, when the portfolio owns a substantial portion of an underlying fund, a large redemption by the portfolio could cause that underlying fund’s expenses to increase and could result in the underlying fund becoming too small to be economically viable.

          The impact of rebalancings is likely to be greater when the portfolio owns, redeems, or invests in a substantial portion of an underlying fund. The effects of rebalancings could affect the underlying funds, which could adversely affect their performance and, therefore, the performance of the portfolio.

          The portfolio and the underlying funds are managed by LMPFA and/or an investment advisory affiliate of LMPFA. The manager of the underlying fund may take such actions as it deems appropriate to minimize any such adverse impact, considering the potential benefits of such investments to the underlying fund and consistent with its obligations to the underlying fund. LMPFA and/or its advisory affiliates will seek to cooperate with the manager of an underlying fund in his or her efforts to minimize any such adverse impact on the underlying fund. Such actions may cause delay in the

24	Legg Mason Partners Lifestyle Series

rebalancing of the portfolio’s investments in the event of significant market or other events that may require more rapid action.

          Because LMPFA and/or an affiliate of LMPFA manage the portfolio and underlying funds, LMPFA may be subject to certain potential conflicts of interest, such as, for example, the incentive to place its own financial interest ahead of the interests of the portfolio’s shareholders by investing in underlying funds that pay higher investment advisory fees when those underlying funds may not be appropriate investments. LMPFA and its affiliates intend to seek to address these potential conflicts of interest, although there can be no assurance that such efforts will be successful.

Investment policies

The portfolio’s investment policies, including the particular underlying funds in which the portfolio may invest and the equity/fixed-income targets applicable to the portfolio, may be changed by the Board of Directors without shareholder approval.

          The portfolio may also use other strategies and invest (through the underlying funds) in other securities that are described, along with their risks, in the SAI. However, the portfolio might not use all of the strategies and techniques or invest (through the underlying funds) in all of the types of securities described in this prospectus or in the SAI. Also note that there are many other factors, which are not described in this prospectus, that could adversely affect your investment and that could prevent the portfolio from achieving its goals.

Portfolio holdings

The portfolio’s policies and procedures with respect to the disclosure of the portfolio’s securities holdings (i.e., the underlying funds in which the portfolio invests and other permitted investments) are described in the Statement of Additional Information (“SAI”).

Variable Lifestyle Allocation 50%	25

Management

The manager and subadviser

LMPFA is the portfolio’s investment manager. LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the portfolio and certain other Legg Mason-sponsored funds. LMPFA provides administrative and certain oversight services to the portfolio. As subadviser, ClearBridge Advisors, LLC (“ClearBridge”) provides the day-to-day portfolio management of the portfolio, except for the management of cash and short-term instruments.

          ClearBridge has offices at 399 Park Avenue, New York, New York 10022 and is a recently-organized investment adviser that has been formed to succeed to the equity securities portfolio management business of Citigroup Asset Management, which was acquired by Legg Mason, Inc. (“Legg Mason”) in December 2005.

          LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a financial services holding company. As of December 31, 2006, Legg Mason’s asset management operation had aggregate assets under management of approximately $____ billion.

          Prior to August 1, 2006, Smith Barney Fund Management LLC (“SBFM”) was the portfolio’s investment manager. SBFM is also a wholly-owned subsidiary of Legg Mason.

Portfolio manager

ClearBridge utilizes a team management approach. ClearBridge utilizes a team headed by Steven Bleiberg to manage the assets of the portfolio. Mr. Bleiberg serves as ClearBridge’s head of global investment strategy. From 1991 to 2003, he served as a Managing Director and Chairman of the Global Equity Strategy Group at Credit Suisse Asset Management. Andrew Purdy serves as Portfolio Manager, Asset Allocation Strategies. He is responsible for coordination and implementation of asset allocation strategies. Mr. Purdy has 13 years of industry experience. The SAI provides additional information about each primary portfolio manager’s compensation, other accounts managed by the primary portfolio managers and any fund shares held by the primary portfolio managers and has more detailed information about the portfolio manager, sub-adviser and other fund service providers.

Management fees

Management fees paid during the fiscal year ended January 31, 2007*

(as % of average daily net assets)

Legg Mason Partners Variable Lifestyle Allocation 50%	______%

*	For more information regarding the management fees of the underlying funds, please consult the SAI.

26	Legg Mason Partners Lifestyle Series

Distribution plan

Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, Citigroup Global Markets Inc. (“CGMI”) and PFS Investments Inc. (“PFS”) serve as the portfolio’s distributors.

          The portfolio’s distributors may make payments for distribution and/or shareholder servicing activities out of their past profits and other available sources. The distributors may also make payments for marketing, promotional or related expenses to dealers. The amount of these payments is determined by the distributors and may be substantial. LMPFA or an affiliate may make similar payments under similar arrangements.

          The payments described in the paragraph above are often referred to as “revenue sharing payments.” The recipients of such payments may include the portfolio’s distributors and other affiliates of LMPFA, broker-dealers, financial institutions and other financial interme-diaries through which investors may purchase shares of the portfolio. In some circumstances, such payments may create an incentive for an intermediary or its employees or associated persons to recommend or sell shares of the portfolio to you. Please contact your financial intermediary for details about revenue sharing payments it may receive.

Transfer agent and shareholder servicing agent

PFPC Inc. (the “transfer agent”) located at P.O. Box 9699, Providence, Rhode Island 02940-9699 serves as the portfolio’s transfer agent and shareholder servicing agent. The transfer agent maintains the shareholder account records for the portfolio, handles certain communications between shareholders and the portfolio and distributes dividends and distributions payable by the portfolio.

Other information

The Board and (where required) shareholders have approved a number of initiatives designed to streamline and restructure the fund complex. These initiatives include the election of a new Board. Portfolio shareholders have also approved investment matters, including standardized fundamental investment policies. These matters generally are expected to be effectuated during the first half of 2007.

Recent developments

On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or manager to the portfolio, and CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit

Variable Lifestyle Allocation 50%	27

that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.

          SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

28	Legg Mason Partners Lifestyle Series

Possible conflict of interest

The Directors and officers of the Lifestyle Series also serve in similar positions with many of the underlying Legg Mason affiliated funds. Thus, if the interests of the portfolio and of the underlying funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how the Directors and officers of the Lifestyle Series fulfill their fiduciary duties to the portfolio and the underlying funds. The Directors of the Lifestyle Series believe they have structured the portfolio to avoid these concerns. However, conceivably a situation could occur where proper action for the Lifestyle Series or the portfolio separately could be adverse to the interests of an underlying fund, or the reverse could occur. If such a possibility arises, the Directors and officers of the Lifestyle Series, the affected underlying funds and LMPFA will carefully analyze the situation and take all steps they believe reasonable to minimize, and where possible eliminate, the potential conflict. Moreover, limitations on aggregate investments in the underlying funds have been adopted by the Lifestyle Series to minimize this possibility, and close and continuous monitoring will be exercised to avoid, insofar as is possible, these concerns.

Variable Lifestyle Allocation 50%	29

Share transactions

Availability of shares

Individuals may not purchase shares directly from the portfolio. You should read the prospectus for your insurance company’s variable contract to learn how to purchase a variable contract based on the portfolio. (See the accompanying separate account prospectus for a discussion of voting rights applicable to purchasers of variable annuity and variable life insurance contracts.)

          The portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding variable annuity and variable life insurance contracts and to certain qualified pension and retirement plans. Shares of the portfolio are sold at net asset value.

          The interests of different variable insurance products and qualified plans investing in a portfolio could conflict due to differences of tax treatment and other considerations. The portfolio currently does not foresee any disadvantages to investors arising from the fact that the portfolio may offer its shares to different insurance company separate accounts that serve as the investment medium for their variable annuity and variable life products and to qualified plans. Nevertheless, the Board intends to monitor events to identify any material conflicts which may arise, and to determine what action, if any, should be taken in response to these conflicts. If a conflict were to occur, one or more insurance companies’ separate accounts or qualified plans might be required to withdraw their investments in the portfolio and shares of another portfolio may be substituted.

          The sale of shares may be suspended or terminated if required by law or regulatory authority or if it is in the best interests of the portfolio’s shareholders. The portfolio reserves the right to reject any specific purchase order.

Redemption of shares

Redemption requests may be placed by separate accounts of participating insurance companies and by qualified plans. The redemption price of the shares of the portfolio will be the net asset value next determined after receipt by the portfolio of a redemption request in good order. The value of redeemed shares may be more or less than the price paid for the shares. Sales proceeds will normally be forwarded to the selling insurance company or qualified plan on the next business day after receipt of a redemption request in good order but in no event later than 3 days following receipt of instructions. The portfolio may suspend sales or postpone payment dates during any period in which any of the following conditions exist:

•	the New York Stock Exchange (“NYSE”) is closed;

•	trading on the NYSE is restricted;

•

an emergency exists as a result of which disposal by the portfolio of securities is not reasonably practicable or it is not reasonably practicable for the portfolio and underlying fund to fairly determine the value of its net assets; or

•	as permitted by an SEC order in extraordinary circumstances.

          Subject to applicable law, the portfolio may, with prior notice, adopt policies from time to time requiring mandatory redemption of shares in certain circumstances.

30	Legg Mason Partners Lifestyle Series

Frequent purchases and redemptions of portfolio shares

Frequent purchases and redemptions of portfolio shares may interfere with the efficient management of the portfolio by its portfolio managers, increase portfolio transaction costs, and have a negative effect on the portfolio’s long-term shareholders. For example, in order to handle large flows of cash into and out of the portfolio or an underlying fund, the portfolio managers of the portfolio or of an underlying fund, as applicable, may need to allocate more assets to cash or other short-term investments or sell securities, rather than maintaining full investment in securities selected to achieve the portfolio’s or underlying fund’s investment objective. Frequent trading may cause an underlying fund to sell securities at less favorable prices. Transaction costs, such as brokerage commissions and market spreads, can detract from the underlying fund’s (and thereby the portfolio’s) performance. In addition, the return received by long term shareholders may be reduced when trades by other shareholders are made in an effort to take advantage of certain pricing discrepancies, when, for example, it is believed that the portfolio’s share price, which is determined at the close of the NYSE on each trading day, does not accurately reflect the value of the underlying funds. Funds investing in foreign securities have been particularly susceptible to this form of arbitrage, but other funds could also be affected.

          Because of the potential harm to the portfolio and its long term shareholders, the Board, on behalf of the portfolio, has approved policies and procedures that are intended to discourage and prevent excessive trading and market timing abuses through the use of various surveillance techniques. Under these policies and procedures, the portfolio may limit additional exchanges or purchases of portfolio shares by shareholders who are believed by LMPFA to be engaged in these abusive trading activities. The intent of the policies and procedures is not to inhibit legitimate strategies, such as asset allocation, dollar cost averaging, or similar activities that may nonetheless result in frequent trading of portfolio shares. For this reason, the Board has not adopted any specific restrictions on purchases and sales of portfolio shares, but the portfolio reserves the right to reject any exchange or purchase of portfolio shares with or without prior notice to the account holder. In cases where surveillance of a particular account establishes what LMPFA believes to be obvious market timing, LMPFA will seek to block future purchases and exchanges of portfolio shares by that account. Where surveillance of a particular account indicates activity that LMPFA believes could be either abusive or for legitimate purposes, the portfolio may permit the account holder to justify the activity.

          The portfolio’s shares are offered exclusively to insurance company separate accounts that fund certain insurance contracts, and insurance companies typically hold shares for a number of insurance contracts in a single account. The policies and procedures discussed above apply to any account, including accounts held through intermediaries such as insurance companies’ separate accounts, where the intermediary holds fund shares for a number of its customers in one account. The portfolio’s distributors have entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify frequent trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in frequent trading.

          The portfolio’s policies also require personnel such as portfolio managers and investment staff to report any abnormal or otherwise suspicious investment activity, and prohibits short-term trades by such personnel for their own account in mutual funds

Variable Lifestyle Allocation 50%	31

managed by LMPFA and its affiliates, other than money market funds. Additionally, the portfolio and the underlying funds have adopted policies and procedures to prevent the selective release of information about their portfolio holdings, as such information may be used for market-timing and similar abusive practices.

          The portfolio’s policies provide for ongoing assessment of the effectiveness of current policies and surveillance tools, and the Board reserves the right to modify these or adopt additional policies and restrictions in the future. Shareholders should be aware, however, that any surveillance techniques currently employed by the portfolio or other techniques that may be adopted in the future may not be effective. As noted above, if the portfolio is unable to detect and deter trading abuses, its performance, and long-term shareholders, may be harmed. In addition, because the portfolio has not adopted any specific limitations or restrictions on the trading of portfolio shares, shareholders may be harmed by the extra costs and portfolio management inefficiencies that result from frequent trading of portfolio shares, even when the trading is not for abusive purposes. The portfolio will provide advance notice to its shareholders and prospective investors of any specific restrictions on the trading of portfolio shares that the Board may adopt in the future.

32	Legg Mason Partners Lifestyle Series

Share price

The portfolio’s net asset value is the value of its assets minus its liabilities divided by the number of shares outstanding. The portfolio calculates its net asset value every day the NYSE is open. The NYSE is closed on certain holidays listed in the SAI. This calculation is based on the net asset value of the underlying funds, which is calculated when regular trading closes on the NYSE (normally 4:00 p.m., Eastern time). If the NYSE closes early, the portfolio and each underlying fund accelerates the calculation of its net asset value to the actual closing time.

          The Board has approved valuation procedures to be followed to ensure that the portfolio’s securities are valued appropriately. The valuation of the securities of the portfolio is determined in good faith by or under the direction of the Board. The Board has delegated certain valuation functions for the portfolio to the Manager.

          For that portion of the portfolio’s assets that are invested in the underlying funds, the portfolio’s net asset value is calculated based upon the net asset values of the underlying funds. The prospectuses for the underlying funds explain the circumstances under which the underlying funds will use fair value pricing and the effects of using fair value pricing. Repurchase agreements held directly by the portfolio are valued using amortized cost. This method values the portfolio holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

          International markets may be open on days when U.S. markets are closed and the value of foreign securities owned by an underlying fund could change on days when you cannot buy or redeem shares.

          In order to buy, redeem or exchange shares at that day’s price, an insurance company separate account or a qualified plan must place its order with the transfer agent before the NYSE closes. If the NYSE closes early, the order must be placed prior to the actual closing time. Otherwise, the investor will receive the next business day’s price.

Tax consequences of dividends and distributions

The portfolio intends to make distributions of income and capital gains in order to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. Further, the portfolio intends to meet certain diversification requirements applicable to mutual funds underlying variable insurance products.

          Capital gains and dividends are distributed in cash or reinvested in additional portfolio shares, without a sales charge. The portfolio expects that portfolio shares will be held under a variable annuity contract or variable life insurance policy (each a “Policy” and together, the “Policies”). Under current tax law, distributions that are left to accumulate in a variable annuity or life insurance contract are not subject to federal income tax until they are withdrawn from the contract. Policy purchasers should review the accompanying contract prospectus for a discussion of the tax treatment applicable to the Policies.

Variable Lifestyle Allocation 50%	33

          The portfolio is required to meet certain applicable diversification requirements under the Internal Revenue Code. If the portfolio should fail to qualify as a regulated investment company for federal income tax purposes, it would be considered as a single investment, which may result in Policies invested in the portfolio not being treated as annuity, endowment or life insurance contracts for tax purposes. Income and gain earned inside the Policies in current and prior years would be taxed currently to the policyholders, and the Policies would remain subject to taxation as ordinary income thereafter, even if the portfolio became adequately diversified.

34	Legg Mason Partners Lifestyle Series

Financial highlights

The financial highlights table is intended to help you understand the performance of the portfolio for the past five years. Certain information reflects financial results for a single share. Total returns represent the rate that a shareholder would have earned (or lost) on a portfolio share assuming reinvestment of all dividends and distributions. The information in the following table has been derived from the portfolio’s financial statements, which were audited by independent registered public accounting firm, whose report, along with the portfolio’s financial statements is included in the annual report (available upon request).

For a share of capital stock outstanding throughout each year ended January 31, unless otherwise noted:

Variable Lifestyle Allocation 50%	2007	2006	2005	2004		2003

Net Asset Value, Beginning of Year		$11.71	$11.54	$9.59		$11.02

Income (Loss) From Operations:
Net investment income(1)		0.28	0.28	0.30		0.34
Net realized and unrealized gain (loss)		0.29	0.17	1.93		(1.04)

Total Income (Loss) From Operations		0.57	0.45	2.23		(0.70)

Less Distributions From:
Net investment income		(0.28)	(0.28)	(0.28)		(0.70)
Net realized gains		—	—	—		—
Return of capital		—	—	—		(0.03)

Total Distributions		(0.28)	(0.28)	(0.28)		(0.73)

Net Asset Value, End of Year		$12.00	$11.71	$11.54		$9.59

Total Return(2)		4.87%	3.88%	23.35%		(6.21)%

Net Assets, End of Year (000s)		$247,470	$268,870	$272,629		$241,899

Ratios to Average Net Assets:
Gross expenses(3)		0.35%	0.35%	0.35%		0.35%
Net expenses(3)		0.35	0.35 (4)	0.35		0.35
Net investment income		2.24	2.36	2.76		2.51

Portfolio Turnover Rate		48%	17%	0	%(6)	7%

(1)	Net investment income per share includes short-term capital gain distributions, if any, from Underlying Funds.

(2)

Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would be lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown.

(3)	Does not include expenses of the Underlying Funds in which the Fund invests.

(4)	The investment manager voluntarily waived a portion of its fees.

(5)	Amount represents less than 1%.

Variable Lifestyle Allocation 50%	35

Appendix A

The performance information in the first section below relates to the underlying Legg Mason affiliated funds in which the Lifestyle Funds currently may invest. Please note that the underlying funds in which the Lifestyle Funds may invest and/or the percentages the Lifestyle Funds may invest in the underlying funds recently have changed. As a result, the Lifestyle Funds’ past investment performance, which is shown in the front of this Prospectus, reflects a different mix of underlying funds. The Lifestyle Funds’ investment performance based on the current mix of underlying funds may well differ. Please remember that the percentage of a Lifestyle Fund’s assets that may be invested in any particular underlying fund is limited as set forth in this Prospectus. A fund’s past performance is not necessarily an indication of how the fund will perform in the future.

          The performance information in the second section below relates to underlying Legg Mason affiliated funds in which the Lifestyle Funds may in the future invest. The Lifestyle Funds do not currently intend to invest in the funds in this section. The Lifestyle Funds’ past investment performance does not, and their future investment performance may not, include the performance of these underlying funds. As noted above, a fund’s past performance is not necessarily an indication of how the fund will perform in the future.

          This performance information is presented for your information only, and is taken from each underlying fund’s prospectus.

Underlying funds in which Lifestyle Funds currently may invest

[fund-by-fund performance information from each fund’s prospectus to be filed by amendment]

Underlying funds in which Lifestyle Funds may in the future invest (the Lifestyle Funds do not currently intend to invest in these funds)

[fund-by-fund performance information from each fund’s prospectus to be filed by amendment]

36	Legg Mason Partners Lifestyle Series

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Legg Mason Partners
Lifestyle Series, Inc.

Variable Lifestyle Allocation 50%

SHAREHOLDER REPORTS Annual and semiannual reports to shareholders provide additional information about the portfolio’s investments. These reports discuss the market conditions and investment strategies that significantly affected the portfolio’s performance during its last fiscal year.

The portfolio sends one report to a household if more than one account has the same address and same last name. Contact your participating life insurance company representative or your financial advisor if you do not want this policy to apply to you.

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) The SAI provides more detailed information about the portfolio. It is incorporated by reference into (is legally part of) this Prospectus.

You can make inquiries about the portfolio or obtain shareholder reports or the SAI (without charge), by contacting Shareholder Services at 1-800-451-2010, or by writing to the portfolio at Legg Mason Partners Mutual Funds, 125 Broad Street, New York, New York 10004. The portfolio’s Web site does not make available its SAI and shareholder reports because the Web site is currently set up only to report portfolio holdings information.

Information about the portfolio (including the SAI) can be reviewed and copied at the Securities and Exchange Commission’s (the “SEC”) Public Reference Room located at 100 F Street N.E. Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the portfolio are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the portfolio that is not in this prospectus, you should not rely upon that information.

Neither the portfolio nor the distributors are offering to sell shares of the portfolio to any person to whom the portfolio may not lawfully sell its shares.

©2006 Legg Mason Investor
Services, LLC
Member NASD, SIPC

(Investment Company Act
file no. 811-07435)
FD 02964 4/07

April 30, 2007

STATEMENT OF ADDITIONAL INFORMATION

LEGG MASON PARTNERS LIFESTYLE SERIES INC.

Legg Mason Partners Variable Lifestyle Allocation 85%
Legg Mason Partners Variable Lifestyle Allocation 70%
Legg Mason Partners Variable Lifestyle Allocation 50%

125 Broad Street, New York, New York 10004
(800) 451-2010

          Legg Mason Partners Lifestyle Series Inc. (the “Lifestyle Series” or the “fund”) (formerly known as Smith Barney Allocation Series Inc.) currently offers nine investment portfolios, three of which are described in this Statement of Additional Information (“SAI”) (individually, a “portfolio” and collectively, the “Lifestyle Portfolios”). This SAI expands upon and supplements the information contained in the current prospectuses dated April 30, 2007 for the Lifestyle Portfolios, as amended or supplemented from time to time (the “prospectuses”), and should be read in conjunction therewith.

          Each portfolio seeks to achieve its objective by investing in a number of open-end management investment companies or series thereof (the “underlying funds”) for which Citigroup Global Markets Inc. (“CGMI”) or Legg Mason Investor Services (“LMIS”) now or in the future acts as distributor or for which Legg Mason Partners Fund Advisor, LLC (“LMPFA” or the “Manager”) now or in the future acts as investment adviser. The prospectuses may be obtained from designated insurance companies offering separate accounts (“separate accounts”) which fund certain variable annuity and variable life insurance contracts (each, a “contract”) and qualified pension and retirement plans or by writing or calling the Lifestyle Series at the address or telephone number listed above. This SAI, although not in itself a prospectus, is incorporated by reference into each prospectus in its entirety.

          This SAI is only authorized for distribution when preceded or accompanied by a portfolio’s current prospectus, each dated April 30, 2007, as supplemented from time to time.

WHY INVEST IN THE LIFESTYLE SERIES

          The proliferation of mutual funds over the last several years has left many investors in search of a simple means to manage their long-term investments. With new investment categories emerging each year and with each mutual fund reacting differently to political, economic and business events, many investors are forced to make complex investment decisions in the face of limited experience, time and personal resources. The portfolios are designed to meet the needs of investors who prefer to have their asset allocation decisions made by professional money managers, are looking for an appropriate core investment for their retirement portfolio and appreciate the advantages of broad diversification.

          Each of the portfolios invests in a select group of underlying funds suited to the portfolio’s particular investment objective. The allocation of assets among underlying funds within each portfolio is determined by the portfolios’ manager, LMPFA, according to fundamental and quantitative analysis. Since the assets will be adjusted only periodically and only within pre-determined ranges that will attempt to ensure broad diversification, there should not be any sudden large-scale changes in the allocation of a portfolio’s investments among underlying funds. The Lifestyle Series is intended to provide a simple and conservative approach to helping investors meet retirement and other long-term goals.

DIRECTORS AND EXECUTIVE OFFICERS OF THE LIFESTYLE SERIES

          The business and affairs of the fund and the portfolios are managed by the Board of Directors (the “Board”). The Board elects officers who are responsible for the day-to-day operations of the fund and the portfolios and who execute policies authorized by the Board.

          The current Directors (the “Directors”), including the Directors who are not “interested persons,” as such term is defined in the 1940 Act, of the fund, LMPFA, or the subadviser (the “Non-Interested Directors”), and executive officers of the funds, their birth years, their principal occupations during the past five years (their titles may have varied during this period), the number of investment companies and their portfolios associated with Legg Mason that the Directors oversee, and other board memberships they hold are set forth below.

Name, Address, and Birth Year	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director

NON-INTERESTED DIRECTORS

H. John Ellis 858 East Crystal Downs Drive Frankfort, MI 49635 Birth year: 1927	Director	Since 1996	Retired	13	Trustee, Consulting Group Capital Markets Funds (consisting of 11 portfolios)

Armon E. Kamesar 7328 Country Club Drive LaJolla, CA 92037 Birth year: 1927	Director	Since 1995	Chairman, TEC International; Trustee, U.S. Bankruptcy Court	13	Trustee, Consulting Group Capital Markets Funds (consisting of 11 portfolios)

Name, Address, and Birth Year	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director

Stephen E. Kaufman Stephen E. Kaufman PC Co. 277 Park Avenue, 47th Floor New York, NY 10172 Birth year: 1932	Director	Since 1995	Attorney	33	Trustee, Consulting Group Capital Markets Funds (consisting of 11 portfolios)

John J. Murphy 123 Prospect Street Ridgewood, NJ 07450 Birth year: 1944	Director	Since 2002	President, Murphy Capital Management	13	Barclays International Portfolios Group Ltd. and affiliated companies; Trustee, Consulting Group Capital Markets Funds (consisting of 11 portfolios)
Interested Director:

R. Jay Gerken, CFA(2) Legg Mason & Co., LLC (“Legg Mason”) 399 Park Avenue New York, NY 10022 Birth Year: 1951	Chairman, President and Chief Executive Officer	Since 2002	Managing Director of Legg Mason; Chairman of The Board, Trustee or Director of __ funds associated with the LMPFA or its affiliates; President and Chief Executive Officer of certain funds associated with Legg Mason & Co. Previously, Chairman of Smith Barney Fund Management LLC (“SBFM”) and Citi Fund Management Inc. (“CFM”); Chairman, President and Chief Executive Officer of Travelers Investment Advisers Inc. (from 2002 to 2005) Portfolio Manager of Smith Barney Allocation Series Inc. and Smith Barney Growth and Income Fund (from 1996 to 2001)	170	Trustee, Consulting Group Capital Markets Funds (consisting of 11 portfolios)

Name, Address, and Birth Year	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director

Officers:

Robert J. Brault Legg Mason 125 Broad Street, 11th Floor New York, NY 10004 Birth Year: 1965	Chief Financial Officer and Treasurer	Since 2004

Director of Legg Mason; Chief Financial Officer and Treasurer of certain mutual funds associated with LMPFA or its affiliates; Formerly, Director of Internal Control for Citigroup Asset Management (“CAM”) U.S. Mutual Fund Administration (from 2002 to 2004); Director of Project Management & Information Systems for CAM U.S. Mutual Fund Administration (from 2000 to 2002)

				N/A	N/A

Steven Bleiberg Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1959	Vice President and Investment Officer	Since 2003	Managing Director of Legg Mason; Managing Director and Chairman of the Global Equity Strategy Group, Credit Suisse Asset Management (from 1991 to 2003)	N/A	N/A

Andrew Purdy Legg Mason 100 First Stamford Place, 7th Floor Stamford, CT 06902 Birth Year: 1969	Vice President and Investment Officer	Since 2001	Vice President of Legg Mason	N/A	N/A

Ted P. Becker Legg Mason 399 Park Avenue, 4th Floor New York, NY 10022 Birth Year: 1951	Chief Compliance Officer	Since 2006

Managing Director of Compliance at Legg Mason (2005-Present); Chief Compliance Officer with certain mutual funds associated with LMPFA or its affiliates (since 2006); Formerly, Managing Director of Compliance at CAM (2002-2005). Prior to 2002, Managing Director—Internal Audit & Risk Review at Citigroup Inc.

				N/A	N/A

Name, Address, and Birth Year	Position(s) Held with Fund	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Board Memberships Held by Director

John Chiota Legg Mason 100 First Stamford Place 5th Floor, Stamford, CT 06902 Birth Year: 1968	Chief Anti-Money Laundering Compliance Officer	Since 2006

Vice President of Legg Mason (since 2004); Chief Anti-Money Laundering Compliance Officer with certain mutual funds associated with LMPFA or its affiliates (since 2006); prior to August 2004, Chief AML Compliance Officer with TD Waterhouse

				N/A	N/A

Robert I. Frenkel Legg Mason 300 First Stamford Place 4th Floor Stamford, CT 06902 Birth Year: 1954	Secretary and Chief Legal Officer	Since 2003

Managing Director and General Counsel of Global Mutual Funds for Legg Mason and its predecessors; Secretary and Chief Legal Officer of certain mutual funds associated with LMPFA or its affiliates (since 2003); Formerly, Secretary of CFM (from 2001 to 2004)

				N/A	N/A

(1)	Each Director and officer serves until his or her successor has been duly elected and qualified or until his or her death, resignation or removal.

(2)	Mr. Gerken is an “interested person” of the fund as defined in the Investment Company Act of 1940, as amended, because of his position with the manager and/or certain of its affiliates.

          For the calendar year ended December 31, 2006, the Directors of the funds beneficially owned equity securities of the funds within the dollar ranges presented in the table below:

Name of Director	Dollar Range* of Equity Securities in the High Growth Portfolio	Dollar Range* of Equity Securities in the Growth Portfolio	Dollar Range* of Equity Securities in the Balanced Portfolio	Aggregate Dollar Range* of Equity Securities in All Registered Investment Companies overseen by director in Family of Investment Companies

H. John Ellis
Armon E. Kamesar
Stephen E. Kaufman
John J. Murphy
R. Jay Gerken

*	Ranges: A. None, B. $1 -10,000, C. $10,001 -$50,000, D. $50,001 -$100,000, E. over $100,000

          As of December 31, 2006, none of the Directors who are not “interested persons” of the fund (the “Independent Directors”), or his or her immediate family members, owned beneficially or of record any securities in LMPFA, any subadviser or the principal underwriters of the portfolios, or in a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the manager or principal underwriters of the portfolios.

          The fund has an Audit Committee and a Nominating Committee. The members of the Audit Committee and the Nominating Committee consist of all the Independent Directors of the fund, namely Messrs. Ellis, Kamesar, Kaufman and Murphy.

          The primary purposes of the Board’s Audit Committee are to assist the Board in fulfilling its responsibility for oversight of the integrity of the accounting, auditing and financial reporting practices of the fund, the qualifications and independence of the fund’s independent registered public accounting firm, and the fund’s compliance with legal and regulatory requirements. The Audit Committee reviews the scope of the fund’s audit, accounting and financial reporting policies and practices and internal controls. The Audit Committee approves, and recommends to the independent directors for their ratification, the selection, appointment, retention or termination of the fund’s independent registered public accounting firms. The Audit Committee also approves all audit and permissible non-audit services provided by the fund’s independent registered public accounting firms to its manager and any affiliated service providers if the engagement relates directly to the portfolios’ operations and financial reporting of the fund. During the fund’s most recent fiscal year, the Audit Committee met __ times.

          The Nominating Committee is responsible for, among other things, recommending candidates to fill vacancies on the Board. During the funds’ most recent fiscal year, the Nominating Committee met __ times.

          The Nominating Committee may consider nominees recommended by a shareholder. Shareholders who wish to recommend a nominee should send recommendations to the fund’s Secretary that include all information relating to such person that is required to be disclosed in solicitations of proxies for the election of Directors. A recommendation must be accompanied by a written consent of the individual to stand for election if nominated by the Board and to serve if elected by the shareholders.

          The Nominating Committee also identifies potential nominees through its network of contacts and may also engage, if it deems appropriate, a professional search firm. The Committee meets to discuss and consider such candidates’qualifications and then chooses a candidate by majority vote. The Nominating Committee does not have specific, minimum qualifications for nominees, and has not established specific qualities or skills that it regards as necessary for one or more of the directors to possess (other than any qualities or skills that may be required by applicable law, regulation or listing standard). However, in evaluating a person as a potential nominee to serve as a director, the Nominating Committee may consider the following factors, among any others it may deem relevant:

•	whether or not the person is an “interested person,” as defined in the 1940 Act, and whether the person is otherwise qualified under applicable laws and regulations to serve as a director;

•

whether or not the person has any relationships that might impair his or her independence, such as any business, financial or family relationships with fund management, the manager, service providers or their affiliates;

•	whether or not the person serves on boards of, or is otherwise affiliated with, competing financial service organizations or their related mutual fund complexes;

•	whether or not the person is willing to serve, and willing and able to commit the time necessary for the performance of the duties of a director;

•

the contribution which the person can make to the Board (or, if the person has previously served as director, the contribution which the person made to the Board during his or her previous term of service), with consideration being given to the person’s business and professional experience, education and such other factors as the Committee may consider relevant;

•	the character and integrity of the person; and

•	whether or not the selection and nomination of the person would be consistent with the requirements of the retirement policies of the fund.

          The fund also has a Pricing Committee composed of the Chairman of the Board and one Independent Director which is charged with determining the fair value prices for securities when required. During the most recent fiscal year, the Pricing Committee met __ times.

          The following table shows the compensation paid by the fund and other funds in the complex to each Director during the fund’s last fiscal year and the total compensation paid by the complex for the calendar year ended

December 31, 2006. None of the officers of the fund received any compensation from the Fund for such period. The fund does not pay retirement benefits to its Directors or officers. Officers and interested Directors of the fund are compensated by the Manager or its affiliates.

	Aggregate Compensation From Lifestyle Series						Compensation from Lifestyle Series and Fund Complex Paid to Directors		Number of Investment Companies for Which Director Serves Within Fund Complex

Name of Person	Allocation 85%		Allocation 70%		Allocation 50%

Walter E. Auch	$	__	$	__	$	__	$	__	13
H. John Ellis*		__		__		__		__	13
Armon E. Kamesar*		__		__		__		__	13
Stephen E. Kaufman*		__		__		__		__	37
John J. Murphy*		__		__		__		__	13
R. Jay Gerken**		none		none		none		none	170

*	Designates member of Audit Committee.

**	Designates an “interested” Director.

          In addition to the amounts set forth above, Messrs Auch, Ellis, Kamesar, Kaufman and Murphy received $ ______, $ ______, $ ______, $ ______ and $ ______, respectively, during the calendar year ended December 31, 2006 for service as Directors in attending additional meetings relating to the approval of policies and procedures under Rule 38a-1, and certain other regulatory issues. Those amounts were borne by the Manager and/or it affiliates and not the fund.

          No officer, director or employee of the Manager or any of its affiliates receives any compensation from the fund for serving as an officer or director of the fund. The fund pays each Director who is not an officer, director or employee of the Manager or any of its affiliates a fee of $15,000 per annum ($16,000 for Mr. Kamesar) plus $100 per portfolio for each meeting attended; in addition, each Director is paid $100 per telephonic meeting attended. Mr. Kamesar receives additional compensation because of his position as Chairman of the Audit Committee. All Directors are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings and for the last fiscal year the aggregate reimbursement from the fund was $[    ].

          Until its termination as described below, an emeritus plan is available to Directors upon attaining age 80. Directors emeritus are entitled to serve in emeritus status for a maximum of 10 years during which time they are paid 50% of the annual retainer fee and meeting fees otherwise applicable to the directors, together with reasonable out-of-pocket expenses for each meeting attended. Directors emeritus are permitted to attend meetings, but have no voting rights. None of the Directors currently serve as directors emeritus under the emeritus plan. During the portfolios’ last fiscal year, aggregate compensation paid to directors emeritus was $___. The Board has voted to terminate the emeritus plan effective January 1, 2007, and to adopt the emeritus retirement plan for the purpose of providing the payments described below to emeritus and retiring directors.

          On June 28, 2006, the Board voted to establish a mandatory retirement age of 75 for current Directors and 72 for future directors who do not currently oversee another fund within the Legg Mason Partners fund complex. Messrs. Ellis, Kamesar and Kaufman, Directors who attained age 75 prior to January 1, 2007, retired on [___], 2007. Mr. Auch, a previous Director who is presently 85 years of age, retired as of December 31, 2006.

          Each retiring and Director emeritus will be entitled to receive under the emeritus retirement plan an aggregate benefit generally equal to the compensation the Director would have received under the emeritus plan, discussed above, had the plan remained in effect. In addition, any Director who serves on another Board may be eligible to receive retirement benefits relating to that Board. This benefit will be paid in quarterly installments unless a Director elects to receive a lump sum payment calculated on a net present value basis. The aggregate benefit (calculated on a net present value basis) to which each retiring and Director emeritus is entitled under the emeritus retirement plan from the funds that this Board oversees that have adopted the plan is set forth below.

Retiring/Emeritus Director	Aggregate Benefit (Net Present Value)($)

Walter E. Auch	—
Martin Brody	—
John Ellis	—
Armon E. Kamesar	—
Stephen E. Kaufman	—

          Each fund in the Legg Mason Partners Fund complex overseen by a retiring or Director emeritus will pay a pro rata share (based upon asset size) of the aggregate benefit to such retiring or Director emeritus. Legg Mason or its affiliates will reimburse the fund an amount equal to 50% of the retiring and Director emeritus benefits paid by each fund.

          As of _____, 2007, the fund’s Directors and officers, as a group, owned less than 1% of the outstanding shares of common stock of any portfolio.

          As of _____, 2007, to the knowledge of the fund, no single shareholder or group (as the term is used in Section 13(d) of the Securities Act of 1934) owned beneficially or of record more than 5% of the outstanding shares of a portfolio with the exception of the following:

Portfolio	Name & Address	Shares Held	Percent

Allocation 50%

Allocation 70%

Allocation 80%

INVESTMENT OBJECTIVES, MANAGEMENT POLICIES AND RISK FACTORS

          The Lifestyle Series is an open-end, non-diversified management investment company. Each prospectus discusses the investment objectives of the Lifestyle Portfolios and each of the underlying funds in which the portfolios may invest. In pursuing their investment objectives, each of the underlying funds is permitted to engage in a wide range of investment policies. Because the portfolios invest in the underlying funds, shareholders of each portfolio will be affected by these investment policies in direct proportion to the amount of assets each portfolio allocates to the underlying funds pursuing such policy. This section contains supplemental information concerning the types of securities and other instruments in which the underlying funds may invest (and repurchase agreements in which the portfolios and/or the underlying funds may invest), the investment policies and portfolio strategies the underlying funds may utilize and certain risks attendant to such investments, policies and strategies. There can be no assurance that the respective investment objectives of the portfolios or the underlying funds will be achieved.

          The Articles of Incorporation of the Lifestyle Series permit the Board of Directors to establish additional portfolios of the Lifestyle Series from time to time. The investment objectives, policies and restrictions applicable to additional portfolios would be established by the Board of Directors at the time such portfolios were established and may differ from those set forth in the Prospectuses and this SAI.

Equity Securities

          Common Stocks. Each of the portfolios, through its investment in certain of the underlying funds, may invest in common stocks. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity’s preferred stock and other senior equity securities. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

          Preferred Stock. Each of the portfolios, through its investment in certain of the underlying funds, may invest in preferred stocks which, like debt obligations, have characteristics similar to fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to common shareholders receiving any dividends. Preferred stock dividends must be paid before common stock dividends and, for that reason, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. In addition, preferred stocks are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

          Foreign Investments. The portfolios will each invest in certain underlying funds that invest all or a portion of their assets in securities of non-U.S. issuers. Foreign investments include non-dollar denominated securities traded outside the U.S. and dollar-denominated securities traded in the U.S. (such as American Depository Receipts). Investors should recognize that investing in foreign companies involves certain considerations which are not typically associated with investing in U.S. issuers. Because certain underlying funds will be investing in securities denominated in currencies other than the U.S. dollar, and because certain funds may temporarily hold funds in bank deposits or other money market investments denominated in foreign currencies, the funds may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between such currencies and the dollar. A change in the value of a foreign currency relative to the U.S. dollar will result in a corresponding change in the dollar value of a fund’s assets denominated in that foreign currency. Changes in foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities and net investment income and gain, if any, to be distributed to shareholders by the fund.

          The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. Changes in the exchange rate may result over time from the interaction of many factors directly or indirectly affecting economic conditions and political developments in other countries. Of particular importance are rates of inflation, interest rate levels, the balance of payments and the extent of government surpluses or deficits in the U.S. and the particular foreign country, all of which are in turn sensitive to the monetary, fiscal and trade policies pursued by the governments of the U.S. and other foreign countries important to international trade and finance. Governmental intervention may also play a significant role. National governments rarely voluntarily allow their currencies to float freely in response to economic forces. Sovereign governments use a variety of techniques, such as intervention by a country’s central bank or imposition of regulatory controls or taxes, to affect the exchange rates of their currencies.

          Foreign securities held by an underlying fund generally will not be registered with, nor the issuers thereof subject to reporting requirements of, the Securities and Exchange Commission (“SEC”). Accordingly, there may be less publicly available information about the securities and about the foreign company or government issuing them than is available about a domestic company or U.S. government entity. Foreign issuers are generally not subject to uniform financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, with respect to some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of funds or other assets, political or social instability, or domestic developments which could affect U.S. investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments positions. Certain underlying funds may invest in securities of foreign governments (or agencies or instrumentalities thereof), and many, if not all, of the foregoing considerations apply to such investments as well.

          Securities of some foreign companies are less liquid and their prices are more volatile than securities of comparable domestic companies. Certain foreign countries are known to experience long delays between the trade and settlement dates of securities purchased or sold.

          The interest and dividends payable on an underlying fund’s foreign securities may be subject to foreign withholding taxes and the general effect of these taxes will be to reduce the underlying fund’s income. Additionally, the operating expenses of an underlying fund that invests in foreign securities can be expected to be higher than that of an investment company investing exclusively in U.S. securities, since the expenses of the underlying fund, such as custodial costs, valuation costs and communication costs, as well as the rate of the investment advisory fees, though similar to such expenses of some other international funds, are generally higher than those costs incurred by other investment companies. In addition, dividend and interest income from non-U.S. securities will generally be subject to withholding taxes by the country in which the issuer is located and may not be recoverable by the underlying fund or a portfolio investing in such fund.

          Certain of the underlying funds may invest in securities of emerging markets. The risks of investing in foreign securities are heightened for investments in emerging markets and securities of their governments.

          American, European and Continental Depositary Receipts. Each of the portfolios, through its investment in certain of the underlying funds may invest in the securities of foreign and domestic issuers in the form of American Depositary Receipts (“ADRs”) and European Depositary Receipts (“EDRs”). These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a U.S. bank or trust company that evidence ownership of underlying securities issued by a foreign corporation. EDRs, which sometimes are referred to as Continental Depositary Receipts (“CDRs”), are receipts issued in Europe typically by foreign banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs, in registered form, are designed for use in U.S. securities markets and EDRs and CDRs are designed for use in European securities markets.

          For purposes of a portfolio’s investment policies, depositary receipts generally are deemed to have the same classification as the underlying securities they represent. Thus, a depositary receipt representing ownership in common stock will be treated as common stock.

          Warrants. A warrant entitles an underlying fund to purchase common stock from the issuer at a specified price and time. Because a warrant does not carry with it the right to dividends or voting rights with respect to the securities that the warrant holder is entitled to purchase, and because it does not represent any rights to the assets of the issuer, a warrant may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Warrants acquired by an underlying fund in units or attached to securities may be deemed to be without value.

Fixed Income Securities

          General. Fixed income securities may be affected by general changes in interest rates, which will result in increases or decreases in the market value of the debt securities held by the underlying funds. The market value of the fixed-income obligations in which the underlying funds may invest can be expected to vary inversely in relation to the changes in prevailing interest rates and also may be affected by other market and credit factors.

          Each of the portfolios, through its investment in certain of the underlying funds, may invest only in high-quality, high-grade or investment grade securities. High quality securities are those rated in the two highest categories by Moody’s Investors Service (“Moody’s”) (Aaa or Aa) or the Standard & Poor’s Division of The McGraw Hill Companies, Inc. (“S&P”) (AAA or AA) or determined by the underlying fund’s adviser to be of comparable quality. High grade securities are those rated in the three highest categories by Moody’s (Aaa, Aa or A) or S&P (AAA, AA or A) or determined by the underlying fund’s adviser to be of comparable quality. Investment-grade securities are those rated in the four highest categories by Moody’s (Aaa, Aa, A or Baa) or S&P (AAA, AA, A or BBB). Moody’s considers securities rated Baa to have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of their issuer to make timely principal and interest payments than is the case with higher grade securities.

          High Yield Securities. Each of the portfolios, through its investment in certain of the underlying funds, may invest in securities rated below investment grade; that is, rated below Baa by Moody’s or BBB by S&P, or determined by the underlying fund’s adviser to be of comparable quality. Securities rated below investment grade (and comparable unrated securities) are the equivalent of high yield, high risk bonds, commonly known as “junk bonds.” Such securities are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk exposure to adverse business, financial, economic or political conditions. See Appendix A for additional information on the bond ratings of Moody’s and S&P.

          Convertible Securities. Convertible securities are fixed-income securities that may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have general characteristics similar to both fixed-income and equity securities. Although to a lesser extent than with fixed-income securities generally, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stocks and, therefore, also will react to variations in the general market for equity securities. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

          As fixed-income securities, convertible securities are investments that provide for a stable stream of income with generally higher yields than common stocks. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. Convertible securities, however, generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate.

          While convertible securities generally offer lower yields than non-convertible debt securities of similar quality, their prices may reflect changes in the value of the underlying common stock.

          Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risks normally involved in holding the securities comprising the synthetic convertible security.

          Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, such as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar nonconvertible securities.

          Money Market Instruments. Money market instruments include: U.S. government securities; certificates of deposit (“CDs”), time deposits (“TDs”) and bankers’ acceptances issued by domestic banks (including their branches located outside the United States and subsidiaries located in Canada), domestic branches of foreign banks, savings and loan associations and similar institutions; high grade commercial paper; and repurchase agreements with respect to the foregoing types of instruments.

          U.S. Government Securities. U.S. government securities include debt obligations of varying maturities issued or guaranteed by the U.S. government or its agencies or instrumentalities. U.S. government securities include not only direct obligations of the U.S. Treasury (e.g., Treasury Bills, Treasury Notes and Treasury Bonds), but also securities issued or guaranteed by the Federal Housing Administration, Farmers Home Loan Administration, Export-Import Bank of the United States, Small Business Administration, Government National Mortgage Association (“GNMA”), General Services Administration, Central Bank for Cooperatives, Federal Farm Credit Banks, Federal Intermediate Credit Banks, Federal Land Banks, Federal National Mortgage Association (“FNMA”), Federal Home Loan Mortgage Corporation (“FHLMC”), Maritime Administration, Tennessee Valley Authority, District of Columbia Armory Board, Student Loan Marketing Association and Resolution Trust Corporation. Certain U.S. government securities, such as those issued or guaranteed by GNMA, FNMA and Federal Home Loan Mortgage Corporation (“FHLMC”), are mortgage-related securities. Some of the instruments issued by agencies and instrumentalities of the U.S. are supported by the full faith and credit of the U.S. government (such as certificates issued by GNMA); some are supported by the right of the issuer to borrow from the U.S. Treasury (such as securities of Federal Home Loan Banks); and some are supported solely by the credit of the instrumentality or agency (such as FNMA and FHLMC bonds). Because the U.S. government is not obligated by law to provide support to an instrumentality that it sponsors, a portfolio or an underlying fund will invest in obligations issued by such an instrumentality only if its investment adviser determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the portfolio or the underlying fund, as the case may be.

          Mortgage-Related Securities. Mortgage-related securities may be classified as private, governmental or government-related, depending on the issuer or guarantor. Private mortgage-related securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-governmental issuers, such as commercial banks, savings and loan associations and private mortgage insurance companies. Governmental mortgage-related securities are backed by the full faith and credit of the U.S. government. GNMA, the principal guarantor of such securities, is a wholly owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-related securities are not backed by the full faith and credit of the U.S. government. Issuers of such securities include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the U.S., the stock of which is owned by Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC’s national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC.

          Private U.S. governmental or government-related entities create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than previously customary. As new types of mortgage-related securities are developed and offered to investors, certain of the underlying funds, consistent with their investment objective and policies, may consider making investments in such new types of securities.

          The average maturity of pass-through pools of mortgage-related securities varies with the maturities of the underlying mortgage instruments. In addition, a pool’s stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. Common practice is to assume that prepayments will result in an average life ranging from 2 to 10 years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions.

          Foreign Government Securities. Among the foreign government securities in which certain underlying funds may invest are those issued by countries with developing economies, which are countries in the initial stages of their industrialization cycles. Investing in securities of countries with developing economies involves exposure to economic structures that are generally less diverse and less mature, and to political systems that can be expected to have less stability, than those of developed countries. The markets of countries with developing economies historically have been more volatile than markets of the more mature economies of developed countries, but often have provided higher rates of return to investors.

          Brady Bonds. Each of the portfolios, through its investment in certain of the underlying funds, may invest in Brady bonds, which are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the “World Bank”) and the International Monetary Fund (the “IMF”). Brady bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms including liberalization of trade and foreign investment, privatization of state-owned enterprises and establishing targets for public spending and borrowing.

          Brady bonds which have been issued to date are rated in the categories “BB” or “B” by S&P or “Ba” or “B” by Moody’s or, in cases in which a rating by S&P or Moody’s has not been assigned, are generally considered by the underlying fund’s investment adviser to be of comparable quality.

          Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. Brady bonds issued to date have traded at a deep discount from their face value. Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which constitute supplemental interest payments but generally are not collateralized. Certain Brady bonds have been collateralized as to principal due at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady bonds, although the collateral is not available to investors until the final maturity of the Brady bonds.

          Bank Obligations. Domestic commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the “FDIC”). Domestic banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to an underlying fund, depending upon the principal amount of CDs of each held by the underlying fund) and are subject to Federal examination and to a substantial body of federal law and regulation. As a result of federal and state laws and regulations, domestic branches of domestic banks are, among other things, generally required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness.

          Obligations of foreign branches of U.S. banks, such as CDs and TDs, may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and governmental regulation. Obligations of foreign branches of U.S. banks and foreign banks are subject to different risks than are those of U.S. banks or U.S. branches of foreign banks. These risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign exchange controls and foreign withholding and other taxes on interest income. Foreign branches of U.S. banks are not necessarily subject to the same or similar regulatory requirements that apply to U.S. banks, such as mandatory reserve requirements, loan limitations and accounting, auditing and financial recordkeeping requirements. In addition, less information may be publicly available about a foreign branch of a U.S. bank than about a U.S. bank. CDs issued by wholly owned Canadian subsidiaries of U.S. banks are guaranteed as to repayment of principal and interest, but not as to sovereign risk, by the U.S. parent bank.

          Obligations of U.S. branches of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by Federal and state regulation as well as governmental action in the country in which the foreign bank has its head office. A U.S. branch of a foreign bank with assets in excess of $1 billion may or may not be subject to reserve requirements imposed by the Federal Reserve System or by the state in which the branch is located if the branch is licensed in that state. In addition, branches licensed by the Comptroller of the Currency and branches licensed by certain states (“State Branches”) may or may not be required to: (a) pledge to the regulator by depositing assets with a designated bank within the state, an amount of its assets equal to 5% of its total liabilities; and (b) maintain assets within the state in an amount equal to a specified percentage of the aggregate amount of liabilities of the foreign bank payable at or through all of its agencies or branches within the state. The deposits of State Branches may not necessarily be insured by the FDIC. In addition, there may be less publicly available information about a U.S. branch of a foreign bank than about a U.S. bank.

          Commercial Paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as one of the underlying funds, pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

          Ratings as Investment Criteria. In general, the ratings of nationally recognized statistical rating organizations (“NRSROs”) represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings will be used by the underlying funds as initial criteria for the selection of portfolio securities, but the funds also will rely upon the independent advice of their respective advisers to evaluate potential investments. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends. Appendix A to this SAI contains further information concerning the rating categories of NRSROs and their significance.

          Subsequent to its purchase by an underlying fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by the fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events will require sale of such securities by a fund, but the fund’s adviser will consider such events in its determination of whether the fund should continue to hold the securities. In addition, to the extent that the ratings change as a result of changes in the NRSROs or their rating systems, or due to a corporate reorganization, an underlying fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

Investment Practices

          In attempting to achieve its investment objective, an underlying fund and/or a portfolio may employ, among others, the following portfolio strategies.

          Repurchase Agreements. The Lifestyle Portfolios and certain of the underlying funds may enter into repurchase agreements with certain member banks which are the issuers of instruments acceptable for purchase by the portfolio or the underlying fund, as the case may be, and with certain dealers on the Federal Reserve Bank of New York’s list of reporting dealers. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Under each repurchase agreement, the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon a portfolio’s or an underlying fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the portfolio or underlying fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement.

          Pursuant to an Exemptive Order issued by the SEC, the Lifestyle Portfolios and the underlying funds, along with other affiliated entities managed by LMPFA, or its affiliates, may transfer uninvested cash balances into one or more joint repurchase accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities that are collateral for repurchase agreements are financial assets subject to the fund’s entitlement orders through its securities account at its custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

          When-issued Securities and Delayed-delivery Transactions. To secure an advantageous price or yield, certain of the underlying funds may purchase certain securities on a when-issued basis or purchase or sell securities for delayed delivery. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by an underlying fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, an underlying fund will rely on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

          U.S. government securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and the public’s perception of the creditworthiness of the issuers. In general, U.S. government securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing these securities on a when-issued or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S. government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

          In the case of the purchase by an underlying fund of securities on a when-issued or delayed-delivery basis, a segregated account in the name of the fund consisting of cash or liquid securities equal to the amount of the when-issued or delayed-delivery commitments will be established. For the purpose of determining the adequacy of the securities in the accounts, the deposited securities will be valued at market or fair value. If the market or fair value of the securities declines, additional cash or securities will be placed in the account daily so that the value of the account will equal the amount of such commitments by the fund involved. On the settlement date, a fund will meet its obligations from then-available cash flow, the sale of securities held in the segregated account, the sale of other securities or, although it would not normally expect to do so, the sale of the securities purchased on a when-issued or delayed-delivery basis (which may have a value greater or less than the fund’s payment obligations).

          Lending of Portfolio Securities. Certain of the underlying funds have the ability to lend portfolio securities to brokers, dealers and other financial organizations. Such loans, if and when made, will be consistent with applicable regulatory requirements. Loans of portfolio securities will be collateralized by cash, letters of credit or U.S. government securities which are maintained at all times in an amount at least equal to the current market value of the loaned securities. From time to time, an underlying fund may pay a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party which is unaffiliated with a fund, Legg Mason or CGMI, one of the portfolios’ distributors, and is acting as a “finder.”

          By lending its securities, an underlying fund can increase its income by continuing to receive interest on the loaned securities as well as by either investing the cash collateral in short-term instruments or obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. A fund will comply with the following conditions whenever its portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment in the loaned securities occurs, the fund’s trustees or directors, as the case may be, must terminate the loan and regain the right to vote the securities. Payments received by the fund in lieu of any dividends paid on the loaned securities will not be treated as “qualified dividend income” for purposes of determining what portion of the fund’s dividends received by individuals may be taxed at the rates generally applicable to long-term capital gains. See “TAXES”. The risks in lending portfolio securities, as with other extensions of secured credit, consist of a possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by each underlying fund’s investment adviser to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

          Short Sales. Each of the portfolios, through its investment in certain of the underlying funds, may from time to time sell securities short. A short sale is a transaction in which the fund sells securities that it does not own (but has borrowed) in anticipation of a decline in the market price of the securities.

          When a fund makes a short sale, the proceeds it receives from the sale are retained by a broker until the fund replaces the borrowed securities. To deliver the securities to the buyer, the fund must arrange through a broker to borrow the securities and, in so doing, the fund becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be. The fund may have to pay a premium to borrow the securities and must pay any dividends or interest payable on the securities until they are replaced.

          A fund’s obligation to replace the securities borrowed in connection with a short sale will be secured by collateral deposited with the broker that consists of cash or U.S. government securities. In addition, the fund will place in a segregated account with its custodian an amount of cash or U.S. government securities equal to the difference, if any, between (a) the market value of the securities sold at the time they were sold short and (b) any cash or U.S. government securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). Until it replaces the borrowed securities, the fund will maintain the segregated account daily at a level so that the amount deposited in the account plus the amount deposited with the broker (not including the proceeds from the short sale) (a) will equal the current market value of the securities sold short and (b) will not be less than the market value of the securities at the time they were sold short.

          Short Sales Against the Box. Each of the portfolios, through its investment in certain of the underlying funds, may enter into a short sale of common stock such that when the short position is open the fund involved owns an equal amount of preferred stocks or debt securities, convertible or exchangeable, without payment of further consideration, into an equal number of shares of the common stock sold short. This kind of short sale, which is described as “against the box,” will be entered into by a fund for the purpose of receiving a portion of the interest earned by the executing broker from the proceeds of the sale. The proceeds of the sale will be held by the broker until the settlement date when the fund delivers the convertible securities to close out its short position. Although prior to delivery a fund will have to pay an amount equal to any dividends paid on the common stock sold short, the fund will receive the dividends from the preferred stock or interest from the debt securities convertible into the stock sold short, plus a portion of the interest earned from the proceeds of the short sale. The underlying funds will deposit, in a segregated account with its custodian, convertible preferred stock or convertible debt securities in connection with short sales against the box.

          Restricted Securities. Each of the portfolios, through its investment in certain of the underlying funds, may invest in securities the disposition of which is subject to legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on a national securities exchange that are not subject to restrictions on resale. Restricted securities often sell at a price lower than similar securities that are not subject to restrictions on resale.

          Reverse Repurchase Agreements. Each of the portfolios, through its investment in certain underlying funds, may enter into reverse repurchase agreements with banks or broker-dealers. A reverse repurchase agreement involves the sale of a money market instrument held by an underlying fund coupled with an agreement by the underlying fund to repurchase the instrument at a stated price, date and interest payment. The fund will use the proceeds of a reverse repurchase agreement to purchase other money market instruments which either mature at a date simultaneous with or prior to the expiration of the reverse repurchase agreement or which are held under an agreement to resell maturing as of that time.

          An underlying fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Under the 1940 Act, reverse repurchase agreements may be considered to be borrowings by the seller. Entry into such agreements requires the creation and maintenance of a segregated account with the fund’s custodian consisting of U.S. government securities, cash or cash equivalents. The segregated assets will be marked-to-market daily and additional assets will be segregated on any day in which the assets fall below the repurchase price. A fund’s liquidity and ability to manage its assets might be affected when it sets aside cash or portfolio securities to cover such commitments.

          Leveraging. Each of the portfolios, through its investment in certain of the underlying funds, may from time to time leverage their investments by purchasing securities with borrowed money. A fund is required under the 1940 Act to maintain at all times an asset coverage of 300% of the amount of its borrowings. If, as a result of market fluctuations or for any other reason, the fund’s asset coverage drops below 300%, the fund must reduce its outstanding borrowings within three business days so as to restore its asset coverage to the 300% level.

          Any gain in the value of securities purchased with borrowed money that exceeds the interest paid on the amount borrowed would cause the net asset value of the underlying fund’s shares to increase more rapidly than otherwise would be the case. Conversely, any decline in the value of securities purchased would cause the net asset value of the fund’s shares to decrease more rapidly than otherwise would be the case. Borrowed money thus creates an opportunity for greater capital gain but at the same time increases exposure to capital risk. The net cost of any borrowed money would be an expense that otherwise would not be incurred, and this expense could restrict or eliminate an underlying fund’s net investment income in any given period.

Derivative Transactions

          Derivative transactions, including the options and futures transactions described below, are used for a number of reasons including: to manage exposure to changes in interest rates, stock and bond prices and foreign currencies; as an efficient means of adjusting overall exposure to certain markets; to adjust duration; to enhance income; and to protect the value of portfolio securities. Options and futures can be volatile instruments, and involve certain risks. If the adviser to the underlying fund applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower the underlying fund’s return. Further losses could also be experienced if the options and futures positions held by an underlying fund were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

          Each of the portfolios, through its investment in certain of the underlying funds, may enter into stock index, interest rate and currency futures contracts (or options thereon, including swaps, caps, collars and floors). Certain underlying funds may also purchase and sell call and put options, futures and options contracts.

          Options on Securities. Each of the portfolios, through its investment in certain of the underlying funds, may engage in transactions in options on securities, which, depending on the fund, may include the writing of covered put options and covered call options, the purchase of put and call options and the entry into closing transactions.

          The Commodity Futures Trading Commission (“CFTC”) eliminated limitations on futures transactions and options thereon by registered investment companies, provided that the investment manager to the registered investment company claims an exclusion from regulation as a commodity pool operator. Each underlying fund is operated by a person who has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and, therefore, who is not subject to registration or regulation as a pool operator under the Commodity Exchange Act. As a result of these CFTC rule changes, an underlying fund is no longer restricted in its ability to enter into futures transactions and options thereon under CFTC regulations. The underlying funds, however, continue to have policies with respect to futures and options thereon as set forth below. The current view of the staff of the SEC is that a fund’s long and short positions in futures contracts as well as put and call options on futures written by it must be collateralized with cash or other liquid securities and segregated with the fund’s custodian or a designated sub-custodian or “covered” in a manner similar to that for covered options on securities and designed to eliminate any potential leveraging.

          The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. Certain underlying funds, however, may engage in options transactions only to hedge against adverse price movements in the securities that they hold or may wish to purchase and the currencies in which certain portfolio securities may be denominated. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premiums that a fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

          Options written by an underlying fund normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to or above the market values of the underlying securities at the times the options are written. In the case of call options, these exercise prices are referred to as “in-the-money,” “at-the-money” and “out-of-the-money,” respectively. An underlying fund with option-writing authority may write (a) in-the-money call options when its investment adviser expects that the price of the underlying security will remain flat or decline moderately during the option period, (b) at-the-money call options when its adviser expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-the-money call options when its adviser expects that the price of the underlying security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declines and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-the-money, at-the-money and in-the-money put options (the reverse of call options as to the relation of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

          So long as the obligation of an underlying fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker-dealer through which the option was sold, requiring the fund to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. A fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, an underlying fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation (the “Clearing Corporation”) or similar foreign clearing corporation and of the securities exchange on which the option is written.

          Certain underlying funds may purchase and sell put, call and other types of option securities that are traded on domestic or foreign exchanges or the over-the-counter market including, but not limited to, “spread” options, “knock-out” options, “knock-in” options and “average rate” or “look-back” options. “Spread” options are dependent upon the difference between the price of two securities or futures contracts, “knock-out” options are canceled if the price of the underlying asset reaches a trigger level prior to expiration, “knock-in” options only have value if the price of the underlying asset reaches a trigger level and, “average rate” or “look-back” options are options where, at expiration, the option’s strike price is set based on either the average, maximum or minimum price of the asset over the period of the option.

          An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. Certain underlying funds with option-writing authority may write options on U.S. or foreign exchanges and in the over-the-counter market.

          An underlying fund may realize a profit or loss upon entering into a closing transaction. In cases in which a fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option. Similarly, when a fund has purchased an option and engages in a closing sale transaction, whether the fund realizes a profit or loss will depend upon whether the amount received in the closing sale transaction is more or less than the premium that the fund initially paid for the original option plus the related transaction costs.

          Although an underlying fund generally will purchase or write only those options for which its adviser believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered inadequate certain facilities of the Clearing Corporation and U.S. and foreign securities exchanges and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If as a covered call option writer a fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

          Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain time periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the underlying funds with authority to engage in options transactions and other clients of their respective advisers and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violation of these limits and it may impose certain other sanctions.

          In the case of options written by an underlying fund that are deemed covered by virtue of the fund’s holding convertible or exchangeable preferred stock or debt securities, the time required to convert or exchange and obtain physical delivery of the underlying common stocks with respect to which the fund has written options may exceed the time within which the fund must make delivery in accordance with an exercise notice. In these instances, an underlying fund may purchase or borrow temporarily the underlying securities for purposes of physical delivery. By so doing, the fund will not bear any market risk because the fund will have the absolute right to receive from the issuer of the underlying security an equal number of shares to replace the borrowed stock, but the fund may incur additional transaction costs or interest expenses in connection with any such purchase or borrowing.

          Additional risks exist with respect to certain of the U.S. government securities for which an underlying fund may write covered call options. If a fund writes covered call options on mortgage-backed securities, the securities that it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

          Stock Index Options. Each of the portfolios, through its investment in certain of the underlying funds, may purchase and write put and call options on U.S. stock indexes listed on U.S. exchanges for the purpose of hedging their portfolio holdings. A stock index fluctuates with changes in the market values of the stocks included in the index. Some stock index options are based on a broad market index such as the New York Stock Exchange Composite Index or a narrower market index such as the Standard & Poor’s 100. Indexes are also based on an industry or market segment such as the Amex Oil Index or the Computer Index.

          Options on stock indexes are similar to options on stock except that (a) the expiration cycles of stock index options are monthly, while those of stock options currently are quarterly, and (b) the delivery requirements are different. Instead of giving the right to take or make delivery of stock at a specified price, an option on a stock index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier.” Receipt of this cash amount will depend upon the closing level of the stock index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. The amount of cash received will be equal to such difference between the closing price of the index and the exercise price of the option expressed in dollars times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount. The writer may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the options expire unexercised.

          The effectiveness of purchasing or writing stock index options as a hedging technique will depend upon the extent to which price movements in the portion of a securities portfolio being hedged correlate with price movements of the stock index selected. Because the value of an index option depends upon movements in the level of the index rather than the price of a particular stock, whether a fund will realize a gain or loss from the purchase or writing of options on an index depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indexes, in an industry or market segment, rather than movements in the price of a particular stock. Accordingly, successful use by a fund of options on stock indexes will be subject to its adviser’s ability to predict correctly movements in the direction of the stock market generally or of a particular industry. This requires different skills and techniques than predicting changes in the prices of individual stocks.

          An underlying fund will engage in stock index options transactions only when determined by its adviser to be consistent with the fund’s efforts to control risk. There can be no assurance that such judgment will be accurate or that the use of these portfolio strategies will be successful. When a fund writes an option on a stock index, the fund will establish a segregated account with its custodian in an amount equal to the market value of the option and will maintain the account while the option is open.

          Currency Transactions. Each of the portfolios, through its investment in certain of the underlying funds, may enter into forward currency exchange transactions. A forward currency contract is an obligation to purchase or sell a currency against another currency at a future date and price as agreed upon by the parties. An underlying fund that enters into a forward currency contract may either accept or make delivery of the currency at the maturity of the forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting contract. A fund may engage in forward currency transactions in anticipation of, or to protect itself against, fluctuations in exchange rates. A fund might sell a particular foreign currency forward, for example, when it holds bonds denominated in that currency but anticipates, and seeks to be protected against, decline in the currency against the U.S. dollar. Similarly, a fund may sell the U.S. dollar forward when it holds bonds denominated in U.S. dollars but anticipates, and seeks to be protected against, a decline in the U.S. dollar relative to other currencies. Further, a fund may purchase a currency forward to “lock in” the price of securities denominated in that currency which it anticipates purchasing.

          Transaction hedging is the purchase or sale of forward currency contracts with respect to a specific receivable or payable of the fund generally arising in connection with the purchase or sale of its securities. Position hedging, generally, is the sale of forward currency contracts with respect to portfolio security positions denominated or quoted in the currency. A fund may not position hedge with respect to a particular currency to an extent greater than the aggregate market value at any time of the security or securities held in its portfolio denominated or quoted in or currently convertible (such as through exercise of an option or consummation of a forward currency contract) into that particular currency, except that certain underlying funds may utilize forward currency contracts denominated in the European Currency Unit to hedge portfolio security positions when a security or securities are denominated in currencies of member countries in the European Monetary System. If a fund enters into a transaction hedging or position hedging transaction, it will cover the transaction through one or more of the following methods: (a) ownership of the underlying currency or an option to purchase such currency; (b) ownership of an option to enter into an offsetting forward currency contract; (c) entering into a forward contract to purchase currency being sold or to sell currency being purchased, provided that such covering contract is itself covered by any one of these methods unless the covering contract closes out the first contract; or (d) depositing into a segregated account with the custodian or a sub-custodian of the fund cash or readily marketable securities in an amount equal to the value of the fund’s total assets committed to the consummation of the forward currency contract and not otherwise covered. In the case of transaction hedging, any securities placed in an account must be liquid securities. In any case, if the value of the securities placed in the segregated account declines, additional cash or securities will be placed in the account so that the value of the account will equal the above amount. Hedging transactions may be made from any foreign currency into dollars or into other appropriate currencies.

          At or before the maturity of a forward contract, a fund either may sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the relevant fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a fund retains the portfolio security and engages in an offsetting transaction, the fund, at the time of execution of the offsetting transaction, will incur a gain or loss to the extent movement has occurred in forward contract prices. Should forward prices decline during the period between a fund’s entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

          The cost to a fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchanges are usually conducted on a principal basis, no fees or commissions are involved. The use of forward currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward currency contracts limit the risk of loss due to a decline in the value of the hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase. If a devaluation is generally anticipated a fund may not be able to contract to sell the currency at a price above the devaluation level it anticipates.

          Foreign Currency Options. Each of the portfolios, through its investment in certain of the underlying funds, may purchase or write put and call options on foreign currencies for the purpose of hedging against changes in future currency exchange rates. Foreign currency options generally have three, six and nine month expiration cycles. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency when the option expires.

          An underlying fund may use foreign currency options under the same circumstances that it could use forward currency exchange transactions. A decline in the dollar value of a foreign currency in which a fund’s securities are denominated, for example, will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. In order to protect against such diminution in the value of securities that it holds, the fund may purchase put options on the foreign currency. If the value of the currency does decline, the fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, the fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. The benefit to the fund derived from purchases of foreign currency options, like the benefit derived from other types of options, will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, the fund could sustain losses on transactions in foreign currency options that would require it to forgo a portion or all of the benefits of advantageous changes in the rates.

          Futures Contracts. The purpose of the acquisition or sale of a futures contract by a fund is to mitigate the effects of fluctuations in interest rates or currency or market values, depending on the type of contract, on securities or their values without actually buying or selling the securities. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by a fund, an increase in the value of the futures contracts could only mitigate-but not totally offset-the decline in the value of the fund.

          Certain of the underlying funds may enter into futures contracts or related options on futures contracts that are traded on a domestic or foreign exchange or in the over-the-counter market. Generally, these investments may be made solely for the purpose of hedging against changes in the value of its portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions when the transactions are economically appropriate to the reduction of risks inherent in the management of the fund and not for purposes of speculation.

          No consideration is paid or received by a fund upon entering into a futures contract. Initially, an underlying fund will be required to deposit with its custodian an amount of cash or other securities acceptable to the broker equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount, known as initial margin, is in the nature of a performance bond or good faith deposit on the contract and is returned to a fund upon termination of the futures contract, assuming that all contractual obligations have been satisfied. Subsequent payments, known as variation margin, to and from the broker, will be made daily as the price of the securities, currency or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a fund may elect to close the position by taking an opposite position, which will operate to terminate the fund’s existing position in the contract.

          Several risks are associated with the use of futures contracts as a hedging device. Successful use of futures contracts by an underlying fund is subject to the ability of its adviser to predict correctly movements in interest rates, stock or bond indices or foreign currency values. These predictions involve skills and techniques that may be different from those involved in the management of the portfolio being hedged. In addition, there can be no assurance that there will be a correlation between movements in the price of the underlying securities, currency or index and movements in the price of the securities which are the subject of the hedge. A decision of whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates or currency values.

          There is no assurance that an active market will exist for futures contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, a fund would be required to make daily cash payments of variation margin, and an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract. As described above, however, there is no guarantee that the price of the securities being hedged will, in fact, correlate with the price movements in a futures contract and thus provide an offset to losses on the futures contract.

          If an underlying fund has hedged against the possibility of a change in interest rates or currency or market values adversely affecting the value of securities held in its portfolio and rates or currency or market values move in a direction opposite to that which the fund has anticipated, the fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund had insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices which reflect the change in interest rates or currency values, as the case may be.

          Options on Futures Contracts. An option on an interest rate futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying interest rate futures contract at a specified exercise price at any time prior to the expiration date of the option. An option on a foreign currency futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, but not the obligation, to assume a long or short position in the relevant underlying foreign currency futures contract at a predetermined exercise price at a time in the future. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on futures contracts is limited to the premium paid for the option (plus transaction costs). Because the value of the option is fixed at the point of sale, there are no daily cash payments to reflect changes in the value of the underlying contract; however, the value of the option does change daily and that change would be reflected in the net asset value of a fund investing in the options.

          Several risks are associated with options on futures contracts. The ability to establish and close out positions on such options will be subject to the existence of a liquid market. In addition, the purchase of put or call options on interest rate and foreign currency futures will be based upon predictions by a fund’s adviser as to anticipated trends in interest rates and currency values, as the case may be, which could prove to be incorrect. Even if the expectations of an adviser are correct, there may be an imperfect correlation between the change in the value of the options and of the portfolio securities in the currencies being hedged.

          Foreign Commodity Exchanges. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the CFTC and may be subject to greater risks than trading on domestic exchanges. For example, some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. In addition, unless an underlying fund trading on a foreign commodity exchange hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the fund could incur losses as a result of those changes.

          Swap Agreements. Among the hedging transactions into which certain underlying funds may enter are interest rate swaps and the purchase or sale of interest rate caps and floors. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate floor.

          Certain underlying funds may enter into interest rate swaps, caps and floors on either an asset-based or liability-based basis, depending on whether a fund is hedging its assets or its liabilities, and will usually enter into interest rate swaps on a net basis, i.e., the two payment streams are netted, with the fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the investment adviser and the fund believe such obligations do not constitute senior securities and accordingly will not treat them as being subject to its borrowing restrictions. The net amount of the excess, if any, of a fund’s obligations over its entitlements with respect to each interest rate swap will be accrued on a daily basis and an amount of cash or liquid securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account with PFPC Trust Company. If there is a default by the other party to such a transaction, a fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the swap market has become relatively liquid. Caps and floors are more recent innovations for which standardized documentation has not yet been developed and, accordingly, they are less liquid than swaps.

ADDITIONAL RISK FACTORS

          Investment in Other Mutual Funds. The investments of each portfolio are concentrated in underlying funds, so each portfolio’s investment performance is directly related to the investment performance of the underlying funds held by it. The ability of each portfolio to meet its investment objective is directly related to the ability of the underlying funds to meet their objectives as well as the allocation among those underlying funds by LMPFA. There can be no assurance that the investment objective of any portfolio or any underlying fund will be achieved. The portfolios will only invest in Class Y shares of the underlying Legg Mason Partners funds and, accordingly, will not pay any sales loads or 12b-1 or service or distribution fees in connection with their investments in shares of the underlying funds. The portfolios, however, will indirectly bear their pro rata share of the fees and expenses incurred by the underlying Legg Mason affiliated funds that are applicable to the class of shares owned by the portfolio. The investment returns of each portfolio, therefore, will be net of the expenses of the underlying funds in which it is invested.

          Non-Diversified Portfolios. Each portfolio and certain of the underlying funds are classified as non-diversified investment companies under the 1940 Act. Since, as a non-diversified investment company, each such company is permitted to invest a greater proportion of its assets in the securities of a smaller number of issuers, each such company may be subject to greater risk with respect to its individual portfolio than an investment company that is more broadly diversified.

          Securities of Unseasoned Issuers. Securities in which each portfolio, through its investment in certain of the underlying funds, may invest may have limited marketability and, therefore, may be subject to wide fluctuations in market value. In addition, certain securities may lack a significant operating history and be dependent on products or services without an established market share.

          Floating and Variable Rate Income Securities. Floating and variable rate income securities include securities whose rates vary inversely with changes in market rates of interest. Such securities may also pay a rate of interest determined by applying a multiple to the variable rate. The extent of increases and decreases in the value of securities whose rates vary inversely with changes in market rates of interest generally will be larger than comparable changes in the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity.

          Zero Coupon, Discount and Payment-in-Kind Securities. Zero coupon securities generally pay no cash interest (or dividends in the case of preferred stock) to their holders prior to maturity. Payment-in-kind securities allow the lender, at its option, to make current interest payments on such securities either in cash or in additional securities. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends in the case of preferred stock) on a current basis.

          Premium Securities. Premium securities are income securities bearing coupon rates higher than prevailing market rates. Premium securities are typically purchased at prices greater than the principal amounts payable on maturity. If securities purchased by an underlying fund at a premium are called or sold prior to maturity, the fund will recognize a capital loss to the extent the call or sale price is less than the purchase price. Additionally, the fund will recognize a capital loss if it holds such securities to maturity.

          Yankee Bonds. Yankee bonds are U.S. dollar-denominated bonds sold in the U.S. by non-U.S. issuers. As compared with bonds issued in the U.S., such bond issues normally carry a higher interest rate but are less actively traded.

          Sovereign Debt Obligations. Sovereign debt of developing countries may involve a high degree of risk, and may be in default or present the risk of default. Governmental entities responsible for repayment of the debt may be unable or unwilling to repay principal and interest when due, and may require renegotiation or rescheduling of debt payments. In addition, prospects for repaying of principal and interest may depend on political as well as economic factors. Although some sovereign debt, such as Brady bonds, is collateralized by U.S. government securities, repayment of principal and interest is not guaranteed by the U.S. government.

          Brady Bonds. A significant amount of the Brady bonds that the underlying funds may purchase have no or limited collateralization, and an underlying fund will be relying for payment of interest and (except in the case of principal collateralized Brady bonds) principal primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady bonds. In the event of a default on collateralized Brady bonds for which obligations are accelerated, the collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. In light of the residual risk of the Brady bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady bonds, investments in Brady bonds are to be viewed as speculative.

          Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady bonds and other foreign sovereign debt securities in which the underlying funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect an underlying fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

          Restrictions on Foreign Investment. Some countries prohibit or impose substantial restrictions on investments in their capital markets, particularly their equity markets, by foreign entities. For example, certain countries require governmental approval prior to investments by foreign persons, or limit the amount of investment by foreign persons in a particular company, or limit the investment by foreign persons to only a specific class of securities of a company that may have less advantageous terms than securities of the company available for purchase by nationals or limit the repatriation of funds for a period of time.

          Smaller capital markets, while often growing in trading volume, have substantially less volume than U.S. markets, and securities in many smaller capital markets are less liquid and their prices may be more volatile than securities of comparable U.S. companies. Brokerage commissions, custodial services, and other costs relating to investment in smaller capital markets are generally more expensive than in the U.S. Such markets have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Further, satisfactory custodial services for investment securities may not be available in some countries having smaller capital markets, which may result in an underlying fund incurring additional costs and delays in transporting and custodying such securities outside such countries. Delays in settlement could result in temporary periods when assets of a fund are uninvested and no return is earned thereon. The inability of an underlying fund to make intended security purchases due to settlement problems could cause such fund to miss attractive investment opportunities. Inability to dispose of a portfolio security due to settlement problems could result either in losses to the fund due to subsequent declines in value of the portfolio security or, if the fund has entered into a contract to sell the security, could result in possible liability to the purchaser. There is generally less government supervision and regulation of exchanges, brokers and issuers in countries having smaller capital markets than there is in the U.S.

          Mortgage-Related securities. To the extent that an underlying fund purchases mortgage-related securities at a premium, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the underlying fund’s principal investment to the extent of the premium paid. The underlying fund’s yield may be affected by reinvestment of prepayments at higher or lower rates than the original investment. In addition, like other debt securities, the values of mortgage-related securities, including government and government-related mortgage pools, generally will fluctuate in response to market interest rates.

          Non-Publicly Traded and Illiquid Securities. The sale of securities that are not publicly traded is typically restricted under the Federal securities laws. As a result, an underlying fund may be forced to sell these securities at less than fair market value or may not be able to sell them when the fund’s adviser believes it desirable to do so. Investments by an underlying fund in illiquid securities are subject to the risk that should the fund desire to sell any of these securities when a ready buyer is not available at a price that the fund’s adviser deems representative of its value, the value of the underlying fund’s net assets could be adversely affected.

          High Yield Securities. An underlying fund may invest in high yield, below investment grade securities. Investments in high yield securities are subject to special risks, including a greater risk of loss of principal and nonpayment of interest. An investor should carefully consider the following factors before investing in these funds.

          Generally, high yield, below investment grade securities offer a higher return potential than higher-rated securities but involve greater volatility of price and greater risk of loss of income and principal, including the possibility of default or bankruptcy of the issuers of such securities. Below investment grade securities and comparable non-rated securities will likely have large uncertainties or major risk exposure to adverse conditions and are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation. The occurrence of adverse conditions and uncertainties would likely reduce the value of securities held by an underlying fund, with a commensurate effect on the value of the underlying fund’s shares.

          The markets in which below investment grade securities or comparable non-rated securities are traded generally are more limited than those in which higher-quality securities are traded. The existence of limited markets for these securities may restrict the availability of securities for an underlying fund to purchase and also may restrict the ability of an underlying fund to obtain accurate market quotations for purposes of valuing securities and calculating net asset value or to sell securities at their fair value. An economic downturn could adversely affect the ability of issuers of high yield securities to repay principal and pay interest thereon.

          While the market values of below investment grade securities and comparable non-rated securities tend to react less to fluctuations in interest rate levels than do those of higher-quality securities, the market values of certain of these securities also tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-quality securities. In addition, below investment grade securities and comparable non-rated securities generally present a higher degree of credit risk. Issuers of below investment grade securities and comparable non-rated securities are often highly leveraged and may not have more traditional methods of financing available to them so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. The risk of loss due to default by such issuers is significantly greater because below investment grade securities and comparable nonrated securities generally are unsecured and frequently are subordinated to the prior payment of senior indebtedness. An underlying fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its portfolio holdings.

          Short Sales. If an underlying fund anticipates that the price of a company’s stock is overvalued and will decline, it may sell the security short and borrow the same security from a broker or other institution to complete the sale. The fund may realize a profit or loss depending on whether the market price of a security decreases or increases between the date of the short sale and the date on which the fund replaces the borrowed security. Short selling is a technique that may be considered speculative and involves risks beyond the initial capital necessary to secure each transaction. Whenever the fund sells short, it is required to deposit collateral in segregated accounts to cover its obligation, and to maintain the collateral in an amount at least equal to the market value of the short position. As a hedging technique, the fund may purchase call options to buy securities sold short by the fund. Such options would lock in a future price and protect the fund in case of an unanticipated increase in the price of a security sold short by the fund.

          Repurchase Agreements. Repurchase agreements, as utilized by an underlying fund or a portfolio of the Lifestyle Series, could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the ability of an underlying fund or a portfolio to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which an underlying fund or a portfolio seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement.

          Reverse Repurchase Agreements. Certain of the underlying funds may engage in reverse repurchase agreement transactions with banks, brokers and other financial institutions. Reverse repurchase agreements involve the risk that the market value of the securities sold by the underlying fund may decline below the repurchase price of the securities. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer, or its trustee or receiver, may receive an extension of time to determine whether to enforce a fund’s obligation to repurchase the securities, and the fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

          Lending of Portfolio Securities. The risks in lending portfolio securities, like those associated with other extensions of secured credit, consist of possible delays or restrictions upon the ability to receive additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the adviser to the underlying fund to be of good standing and will not be made unless, in the judgment of the adviser, the consideration to be earned from such loans would justify the risk.

          When-Issued Securities and Delayed-Delivery Transactions. The purchase of securities on a when-issued or delayed-delivery basis involves the risk that, as a result of an increase in yields available in the marketplace, the value of the securities purchased will decline prior to the settlement date. The sale of securities for delayed delivery involves the risk that the prices available in the market on the delivery date may be greater than those obtained in the sale transaction.

          Leverage. Certain of the underlying funds may borrow from banks, on a secured or unsecured basis, in order to leverage their portfolios. Leverage creates an opportunity for increased returns to shareholders of an underlying fund but, at the same time, creates special risk considerations. For example, leverage may exaggerate changes in the net asset value of a fund’s shares and in a fund’s yield. Although the principal or stated value of such borrowings will be fixed, the fund’s assets may change in value during the time the borrowing is outstanding. Leverage will create interest expenses for the fund that can exceed the income from the assets retained. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest the fund will have to pay in respect thereof, the fund’s net income or other gain will be greater than if leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover the cost of leverage, the net income or other gain of the fund will be less than if leverage had not been used. If the amount of income for the incremental securities is insufficient to cover the cost of borrowing, securities might have to be liquidated to obtain required funds. Depending on market or other conditions, such liquidations could be disadvantageous to the underlying fund.

          Indexed Securities. Certain of the underlying funds may invest in indexed securities, including inverse floaters, whose value is linked to currencies, interest rates, commodities, indices, or other financial indicators. Indexed securities may be positively or negatively indexed (i.e., their value may increase or decrease if the underlying instrument appreciates), and may have return characteristics similar to direct investments in the underlying instrument or to one or more options on the underlying instrument. Indexed securities may be more volatile than the underlying instrument itself.

          Forward Roll Transactions. Forward roll transactions involve the risk that the market value of the securities sold by an underlying fund may decline below the repurchase price of the securities. Forward roll transactions are considered borrowings by a fund. Although investing the proceeds of these borrowings in repurchase agreements or money market instruments may provide an underlying fund with the opportunity for higher income, this leveraging practice will increase a fund’s exposure to capital risk and higher current expenses. Any income earned from the securities purchased with the proceeds of these borrowings that exceeds the cost of the borrowings would cause a fund’s net asset value per share to increase faster than would otherwise be the case; any decline in the value of the securities purchased would cause a fund’s net asset value per share to decrease faster than would otherwise be the case.

          Swap Agreements. As one way of managing its exposure to different types of investments, certain of the underlying funds may enter into interest rate swaps, currency swaps, and other types of swap agreements such as caps, collars, and floors. Swap agreements can be highly volatile and may have a considerable impact on a fund’s performance. Swap agreements are subject to risks related to the counterparty’s ability to perform, and may decline in value if the counterparty’s creditworthiness deteriorates. A fund may also suffer losses if it is unable to terminate outstanding swap agreements or reduce its exposure through offsetting transactions.

INVESTMENT RESTRICTIONS

          The Lifestyle Series has adopted the following fundamental investment restrictions for the protection of shareholders. Under the 1940 Act, a fundamental policy of a portfolio may not be changed without the vote of a majority, as defined in the 1940 Act, of the outstanding voting securities of the portfolio. Such majority is defined as the lesser of (a) 67% or more of the shares present at the meeting, if the holders of more than 50% of the outstanding shares of the portfolio are present or represented by proxy, or (b) more than 50% of the outstanding shares. The percentage limitations contained in the restrictions listed below (other than with respect to (1) below) apply at the time of purchases of securities.

Current Fundamental Investment Restrictions

The investment policies adopted by the Lifestyle Series prohibit a portfolio from:

1.

Borrowing money except that (a) the portfolio may borrow from banks for temporary or emergency (not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the portfolio may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the portfolio will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed), is derived from such transactions.

2.

Making loans. This restriction does not apply to: (a) the purchase of debt obligations in which the portfolio may invest consistent with its investment objectives and policies; (b) repurchase agreements; and (c) loans of its portfolio securities, to the fullest extent permitted under the 1940 Act.

3.

Engaging in the business of underwriting securities issued by other persons, except to the extent that the portfolio may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

4.

Purchasing or selling real estate, real estate mortgages, commodities or commodity contracts, but this restriction shall not prevent the portfolio from (a) investing in securities of issuers engaged in the real estate business or business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts (including options on currencies to the extent consistent with the portfolio’s investment objective and policies); or (d) investing in real estate investment trust securities.

5.	Issuing “senior securities” as defined in the 1940 Act and the rules, regulations and orders thereunder, except as permitted under the 1940 Act and the rules, regulations and orders thereunder.

Proposed Fundamental Investment Restrictions

          Portfolio shareholders have approved revised fundamental investment policies or restrictions that are expected to become effective during the first half of 2007. Each portfolio’s revised fundamental policies will be as follows:

1.

The portfolio may not borrow money except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

2.

The portfolio may not engage in the business of underwriting the securities of other issuers except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

3.

The portfolio may lend money or other assets to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

4.

The portfolio may not issue senior securities except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

5.

The portfolio may not purchase or sell real estate except as permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

6.

The portfolio may purchase or sell commodities or contracts related to commodities to the extent permitted by (i) the 1940 Act or interpretations or modifications by the SEC, SEC staff or other authority with appropriate jurisdiction, or (ii) exemptive or other relief or permission from the SEC, SEC staff or other authority.

          With respect to the fundamental policy relating to borrowing money set forth in (1) above, the 1940 Act permits a portfolio to borrow money in amounts of up to one-third of the portfolio’s total assets from banks for any purpose, and to borrow up to 5% of the portfolio’s total assets from banks or other lenders for temporary purposes. To limit the risks attendant to borrowing, the 1940 Act requires a portfolio to maintain at all times an “asset coverage” of at least 300% of the amount of its borrowings. Asset coverage means the ratio that the value of the portfolio’s total assets, minus liabilities other than borrowings, bears to the aggregate amount of all borrowings. Certain trading practices and investments, such as reverse repurchase agreements, dollar rolls and certain derivatives, may be considered to be borrowings and thus subject to the 1940 Act restrictions.

          With respect to the fundamental policy relating to underwriting set forth in (2) above, the 1940 Act does not prohibit a portfolio from engaging in the underwriting business or from underwriting the securities of other issuers; in fact, the 1940 Act permits a portfolio to have underwriting commitments of up to 25% of its assets under certain circumstances. Those circumstances currently are that the amount of the portfolio’s underwriting commitments, when added to the value of the portfolio’s investments in issuers where the portfolio owns more than 10% of the outstanding voting securities of those issuers, cannot exceed the 25% cap.

          With respect to the fundamental policy relating to lending set forth in (3) above, the 1940 Act does not prohibit a portfolio from making loans; however, SEC staff interpretations currently prohibit portfolios from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements. (A repurchase agreement is an agreement to purchase a security, coupled with an agreement to sell that security back to the original seller on an agreed-upon date at a price that reflects current interest rates. The SEC frequently treats repurchase agreements as loans.)

          With respect to the fundamental policy relating to issuing senior securities set forth in (4) above, “senior securities” are defined as portfolio obligations that have a priority over the portfolio’s shares with respect to the payment of dividends or the distribution of portfolio assets. The 1940 Act prohibits a portfolio from issuing senior securities, except that the portfolio may borrow money in amounts of up to one-third of the portfolio’s total assets from banks for any purpose. A portfolio also may borrow up to 5% of the portfolio’s total assets from banks or other lenders for temporary purposes, and these borrowings are not considered senior securities.

          With respect to the fundamental policy relating to real estate set forth in (5) above, the 1940 Act does not prohibit a portfolio from owning real estate; however, a portfolio is limited in the amount of illiquid assets it may purchase. To the extent that investments in real estate are considered illiquid, the current SEC staff position generally limits a portfolio’s purchases of illiquid securities to 15% of net assets.

          With respect to the fundamental policy relating to commodities set forth in (6) above, the 1940 Act does not prohibit a portfolio from owning commodities, whether physical commodities and contracts related to physical commodities (such as oil or grains and related futures contracts), or financial commodities and contracts related to financial commodities (such as currencies and, possibly, currency futures). However, a portfolio is limited in the amount of illiquid assets it may purchase. To the extent that investments in commodities are considered illiquid, the current SEC staff position generally limits a portfolio’s purchases of illiquid securities to 15% of net assets.

Non-fundamental Investment Restrictions

          The portfolios have also adopted certain nonfundamental investment restrictions that may be changed by the fund’s Board of Directors at any time without shareholder approval. Accordingly the portfolios are prohibited from:

1.	Purchasing securities on margin.

2.	Making short sales of securities or maintaining a short position.

3.	Pledging, hypothecating, mortgaging or otherwise encumbering more than 33 1/3% of the value of a portfolio’s total assets.

4.	Investing in oil, gas or other mineral exploration or development programs.

5.	Writing or selling puts, calls, straddles, spreads or combinations thereof.

6.	Purchasing restricted securities, illiquid securities (such as repurchase agreements with maturities in excess of seven days) or other securities that are not readily marketable.

7.

Purchasing any security if as a result the portfolio would then have more than 5% of its total assets invested in securities of companies (including predecessors) that have been in continuous operation for fewer than three years (except for underlying funds).

8.	Making investments for the purpose of exercising control or management.

9.

Purchasing or retaining securities of any company if, to the knowledge of the Allocation Series, any officer or Director of the Lifestyle Series or LMPFA individually owns more than 1/2 of 1% of the outstanding securities of such company and together they own beneficially more than 5% of such securities.

          Notwithstanding the foregoing investment restrictions, the underlying funds in which the portfolios invest have adopted certain investment restrictions which may be more or less restrictive than those listed above, thereby permitting a portfolio to engage in investment strategies indirectly that are prohibited under the investment restrictions listed above. The investment restrictions of an underlying fund are located in its SAI.

          Under Section 12d(l)(g) of the 1940 Act, each portfolio may invest substantially all of its assets in the underlying funds.

          Due to their investment objectives and policies, the portfolios will each concentrate more than 25% of their assets in the mutual fund industry. In accordance with the portfolios’investment programs set forth in the prospectus, each of the portfolios may invest more than 25% of its assets in certain underlying funds. However, each of the underlying funds in which each portfolio will invest [(other than the Smith Barney Money Funds, Inc.—Cash Portfolio) will not concentrate more than 25% of its total assets in any one industry. The Smith Barney Money Funds, Inc.—Cash Portfolio will invest at least 25% of its assets in obligations issued by banks.]

Disclosure of Portfolio Holdings

          The portfolios have adopted policies and procedures developed by LMPFA, the portfolios’ investment manager, with respect to the disclosure of the portfolios’ portfolio securities and any ongoing arrangements to make available information about each portfolio’s portfolio securities. The policy requires that consideration always be given as to whether disclosure of information about any portfolio’s portfolio holdings is in the best interests of such portfolio’s shareholders, and that any conflicts of interest between the interests of the portfolio’s shareholders and those of LMPFA, the portfolio’s distributors, or their affiliates, be addressed in a manner that places the interests of portfolio shareholders first. The policy provides that information regarding a portfolio’s portfolio holdings may not be shared with non-Legg Mason employees, with investors or potential investors (whether individual or institutional), or with third parties unless it is done for legitimate portfolio business purposes and in accordance with the policy.

          LMPFA’s policy generally provides for the release of details of securities positions once they are considered “stale.” Data is considered stale 25 calendar days following quarter-end for funds other than money market funds, and 25 calendar days following month-end with respect to money market funds. LMPFA believes that this passage of time prevents a third party from benefiting from an investment decision made by a portfolio that has not been fully reflected by the market.

          Under the policy, a portfolio’s complete list of holdings (including the size of each position) may be made available to investors, potential investors, third parties and non-Legg Mason employees with simultaneous public disclosure at least 25 days after calendar quarter end, except in the case of a money market fund’s holdings, which may be released with simultaneous public disclosure at least 25 days after month end. Typically, simultaneous public disclosure is achieved by the filing of Form N-Q or Form N-CSR in accordance with SEC rules, provided that such filings may not be made until 25 days following quarter-end and/or posting the information to a Legg Mason or the portfolios’ Internet site that is accessible by the public, or through public release by a third party vendor.

          The policy permits the release of limited portfolio holdings information that is not yet considered stale in a number of situations, including:

1.	A portfolio’s top ten securities, current as of month-end, and the individual size of each such security position may be released at any time following month-end with simultaneous public disclosure.

2.	A portfolio’s top ten securities positions (including the aggregate but not individual size of such positions) may be released at any time with simultaneous public disclosure.

3.

A list of securities (that may include portfolio holdings together with other securities) followed by a portfolio manager (without position sizes or identification of particular portfolios) may be disclosed to sell-side brokers at any time for the purpose of obtaining research and/or market information from such brokers.

4.	A trade in process may be discussed only with counterparties, potential counterparties and others involved in the transaction (i.e., brokers and custodians).

5.

A portfolio’s sector weightings, yield and duration (for fixed income and money market funds), performance attribution (e.g., analysis of the portfolio’s out performance or underperformance of its benchmark based on its portfolio holdings) and other summary and statistical information that does not include identification of specific portfolio holdings may be released, even if non-public, if such release is otherwise in accordance with the policy’s general principles.

6.

A portfolio’s portfolio holdings may be released on an as-needed basis to its legal counsel, counsel to its independent trustees, and its independent public accountants, in required regulatory filings or otherwise to governmental agencies and authorities.

          Under the policy, if information about a portfolio’s portfolio holdings is released pursuant to an ongoing arrangement with any party, a portfolio must have a legitimate business purpose for the release of the information, and either the party receiving the information must be under a duty of confidentiality, or the release of non-public information must be subject to trading restrictions and confidential treatment to prohibit the entity from sharing with an unauthorized source or trading upon any non-public information provided. Neither a portfolio, nor Legg Mason, nor any other affiliated party may receive compensation or any other consideration in connection with such arrangements. Ongoing arrangements to make available information about a portfolio’s portfolio securities will be reviewed at least annually by the fund’s Board.

          The approval of the fund’s Chief Compliance Officer, or designee, must be obtained before entering into any new ongoing arrangement or altering any existing ongoing arrangement to make available portfolio holdings information, or with respect to any exceptions to the policy. Any exceptions to the policy must be consistent with the purposes of the policy. Exceptions are considered on a case-by-case basis and are granted only after a thorough examination and consultation with LMPFA’s legal department, as necessary. Exceptions to the policies are reported to the fund’s Board at its next regularly scheduled meeting.

          Currently, the portfolios disclose their complete holdings in the underlying funds approximately 25 days after calendar quarter end on their website http://www.leggmason.com/InvestorServices.

          Set forth below is a list, as of ____, 2007, of those parties with whom LMPFA, on behalf of the fund, has authorized ongoing arrangements that include the release of portfolio holdings information in accordance with the policy, as well as the frequency of the release under such arrangements, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed. The parties identified below as recipients are service providers, fund rating agencies, consultants and analysts.

Recipient	Frequency	Delay before dissemination

State Street Bank and Trust Company (Fund Custodian and Accounting Agent)	Daily	None
Institutional Shareholders Services (Proxy Voting Services)	As necessary	None
Bloomberg	Quarterly	25 Days after Quarter End
Lipper	Quarterly	25 Days after Quarter End
S&P	Quarterly	25 Days after Quarter End
Morningstar	Quarterly	25 Days after Quarter End
Vestek	Daily	None
Factset	Daily	None
Bank of New York	Daily	None

          Portfolio holdings information for the fund may also be released from time to time pursuant to ongoing arrangements with the following parties:

Recipient	Frequency	Delay before dissemination

Baseline	Daily	None
Frank Russell	Monthly	1 Day
Callan	Quarterly	25 Days after Quarter End
Mercer	Quarterly	25 Days after Quarter End
eVestment Alliance	Quarterly	25 Days after Quarter End
CRA RogersCasey	Quarterly	25 Days after Quarter End
Cambridge Associates	Quarterly	25 Days after Quarter End
Marco Consulting	Quarterly	25 Days after Quarter End
Wilshire	Quarterly	25 Days after Quarter End

Informa Investment Services (Efron)	Quarterly	25 Days after Quarter End
CheckFree (Mobius)	Quarterly	25 Days after Quarter End
Nelsons Information	Quarterly	25 Days after Quarter End
Investors Tools	Daily	None
Advent	Daily	None
BARRA	Daily	None
Plexus	Qurterly (Calendar)	Sent 1-3 business days following the end of a Quarter
ITG	Daily	Sent 1-3 business days following the end of a Quarter
Quantitative Services Group	Daily	None
AMBAC	Daily	None
Deutsche Bank	Monthly	Sent 6-8 business days following month end
Fitch	Monthly	Sent 6-8 business days following month end
Liberty Hampshire	Weekly and Month End	None
SunTrust	Weekly and Month End	None
None England Pension Consultants	Quarterly	25 Days after Quarter End
Evaluation Associates	Quarterly	25 Days after Quarter End
Watson Wyatt	Quarterly	25 Days after Quarter End
Moody’s (Rating Agency)	Weekly Tuesday Night	1 business day
S&P (Rating Agency)	Weekly Tuesday Night	1 business day

PORTFOLIO TURNOVER

          The turnover rate for each portfolio is not expected to exceed 25% annually. Under certain market conditions, a portfolio may experience high portfolio turnover as a result of its investment strategies. A portfolio may purchase or sell securities to: (a) accommodate purchases and sales of its shares, (b) change the percentages of its assets invested in each of the underlying funds in response to market conditions, and (c) maintain or modify the allocation of its assets between equity and fixed income funds and among the underlying funds within the percentage limits described in the prospectus.

          The portfolio turnover for the fiscal years ended January 31, 2006 and 2007 for each portfolio is contained in the following table:

Name of Portfolio	Fiscal Year Ended 01/31/06	Fiscal Year Ended 01/31/07*

Allocation 85%	50%	%
Allocation 70%	53%	%
Allocation 50%	48%	%

          The turnover rates of the underlying funds have ranged from 1% to 335% during their most recent fiscal years. There can be no assurance that the turnover rates of these funds will remain within this range during subsequent fiscal years. Higher turnover rates may result in higher expenses being incurred by the underlying funds.

PURCHASE OF SHARES

          The Lifestyle Series offers its shares of capital stock on a continuous basis. Shares of the portfolios can only be acquired by buying a contract from an insurance company designated by Lifestyle Series and directing the allocation of part or all of the net purchase payment to one or more of three subaccounts (the “Subaccounts”), each of which invests in a portfolio as permitted under the contract prospectus. Investors should read this SAI and the prospectuses for the portfolios, each dated April 30, 2007, along with the contract prospectus.

Sales Charges and Surrender Charges

          The portfolios do not assess any sales charges, either when they sell or when they redeem shares of a portfolio. Surrender charges may be assessed under the contract, as described in the contract prospectus. Mortality and expense risk fees and other charges are also described in that prospectus.

REDEMPTION OF SHARES

          The Lifestyle Series will redeem the shares of the portfolios presented by the Subaccounts, its sole shareholders, for redemption. The Subaccounts’ policy on when or whether to buy or redeem portfolio shares is described in the contract prospectus.

          Payment upon redemption of shares of a portfolio is normally made within three days of receipt of such request. The right of redemption of shares of a portfolio may be suspended or the date of payment postponed (a) for any periods during which the New York Stock Exchange, Inc. (“NYSE”) is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the portfolio customarily utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the portfolio’s investments or determination of its net asset value not reasonably practicable, or (c) for such other periods as the SEC by order may permit for the protection of the portfolio’s shareholders. The Service Agent may charge you a fee for executing your order. The amount and applicability of such a fee is determined and disclosed to its customers by each service agent.

          In the event the redemption of shares of a portfolio is suspended or postponed, the Lifestyle Series’ Board of Directors may make a deduction from the value of the assets of the portfolio to cover the cost of future liquidations of assets so as to distribute fairly these costs among all owners of the contract.

TAXES [To be updated by amendment]

          The following is a summary of certain material U.S. federal income tax considerations that may affect the portfolios and their shareholders. This summary does not address all of the potential U.S. federal income tax consequences that may be applicable to the portfolios or to all categories of investors, some of which may be subject to special tax rules. Current and prospective investors are urged to consult their own tax adviser with respect to the specific Federal, state, local and foreign tax consequences of investing in a portfolio. The summary is based on the laws in effect on the date of this SAI and existing judicial and administrative interpretations thereof, all of which are subject to change, possibly with retroactive effect.

Tax Treatment of the Portfolios

          Each portfolio will be treated as a separate taxpayer for U.S. federal income tax purposes with the result that: (a) each portfolio must qualify separately as a regulated investment company; and (b) the amounts of investment income and capital gains earned will be determined on a portfolio-by-portfolio (rather than on a fund-wide) basis.

          Each portfolio intends to qualify separately each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 as amended (the “Code”). To so qualify, each portfolio must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in “qualified publicly traded partnerships” (i.e., partnerships that are traded on an established securities market or tradable on a secondary market, other than partnerships that derives 90% of their income from interest, dividends, capital gains, and other traditional permitted mutual fund income); and (b) diversify its holdings so that, at the end of each quarter of the portfolio’s taxable year, (i) at least 50% of the market value of the portfolio’s assets is represented by cash, securities of other regulated investment companies, U.S. government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the portfolio’s assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than U.S. government securities or securities of other regulated investment companies) of any one issuer, any two or more issuers that the portfolio controls and that are determined to be engaged in the same or similar trades or businesses or related trades or businesses or in the securities of one or more qualified publicly traded partnerships.

          Portfolio investments in partnerships, including in qualified publicly traded partnerships, may result in a portfolio’s being subject to state, local or foreign income, franchise or withholding tax liabilities.

          As a regulated investment company, a portfolio will not be subject to U.S. federal income tax on the portion of its taxable investment income and capital gains that it distributes to its shareholders, provided the portfolio satisfies a minimum distribution requirement. To satisfy the minimum distribution requirement, a portfolio must distribute to its shareholders at least the sum of (i) 90% of its “investment company taxable income” (i.e., income other than its net realized long-term capital gain over its net realized short-term capital loss), plus or minus certain adjustments, and (ii) 90% of its net tax-exempt income for the taxable year. A portfolio will be subject to income tax at regular corporate rates on any taxable income or gains that it does not distribute to its shareholders.

          In addition, each portfolio intends to comply with the diversification requirements of Section 817(h) of the Code, which relate to the tax-deferred status of the separate accounts. To comply with Treasury Department regulations promulgated under Section 817(h) of the Code, each portfolio will be required to diversify its investments so that on the last day of each calendar quarter or within 30 days of such last day no more than 55% of the value of its assets is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments and no more than 90% is represented by any four investments. Generally, all securities of the same issuer are treated as a single investment. For purposes of Section 817(h), obligations of the U.S. Treasury and of each U.S. government agency or instrumentality are treated as securities of separate issuers. In certain circumstances, each separate account will “look-through” its investment in qualifying regulated investment companies, partnerships or trusts and include its pro rata share of the investment companies’ investments in determining if it satisfies the diversification rule of Section 817(h). An alternative asset diversification test may be satisfied under certain circumstances.

          The Code imposes a 4% nondeductible excise tax on a portfolio to the extent it does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income for that year and (ii) 98% of its capital gain net income (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any ordinary income or capital gain net income retained by the portfolio that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. Each portfolio anticipates that it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this excise tax.

          Each portfolio intends at least annually to declare and make distributions of substantially all of its taxable income and net taxable capital gains to its shareholders (i.e., the separate accounts). Such distributions are automatically reinvested in additional shares of that portfolio at net asset value and are includable in gross income of the separate accounts holding such shares. See the accompanying contract prospectus for information regarding the U.S. federal income tax treatment of distributions to the separate accounts and to holders of the contracts.

          If, in any taxable year, a portfolio fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it will be taxed in the same manner as an ordinary corporation and distributions to its shareholders will not be deductible by the portfolio in computing its taxable income. If a portfolio fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if a portfolio failed to qualify as a regulated investment company for a period greater than two taxable years, that portfolio may be required to recognize any net built-in gains with respect to certain assets (i.e., the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized with respect to certain assets of the portfolio if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year. Further, if a portfolio should fail to qualify as a regulated investment company, such portfolio would be considered as a single investment, which may result in contracts invested in that portfolio not being treated as annuity, endowment or life insurance contracts under the Code. All income and gain inside the variable contract would be taxed currently to the holder, and the contract would remain subject to taxation as ordinary income thereafter, even if it became adequately diversified.

          Distributions of an underlying fund’s investment company taxable income are taxable as dividend income to a portfolio that invests in the fund. Distributions of the excess of an underlying fund’s net long-term capital gain over its net short-term capital loss, which are properly designated as “capital gain dividends,” are taxable as long-term capital gain to a portfolio that invests in the fund, regardless of how long the portfolio has held the fund’s shares, and are not eligible for the corporate dividends-received deduction. Upon the sale or other disposition by a portfolio of shares of any underlying fund, a portfolio generally will realize a capital gain or loss, which will be long-term or short-term, generally depending upon the portfolio’s holding period for the shares.

          During the taxable year ended January 31, 2007, Allocation 50% utilized $[ ] of its capital loss carryover available from prior years. As of January 31, 2007, the Funds had the following net capital loss carryforwards remaining:

Year of Expiration	Allocation 85%	Allocation 70%	Allocation 50%

1/31/2010	$	$	$
1/31/2011
1/31/2012
1/31/2013
1/31/2014				—

	$	$	$

Tax Treatment of the Underlying Funds

          Each underlying fund intends to qualify annually as a regulated investment company under Subchapter M of the Code. In any year in which an underlying fund qualifies as a regulated investment company and timely distributes all of its taxable income, the underlying fund generally will not pay any U.S. federal income or excise tax. The underlying funds are subject to the same asset diversification and income distribution requirements applicable to the portfolios.

          An underlying fund’s transactions in foreign currencies, forward contracts, options and futures contracts (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to “hedging transactions” and “straddles”) that, among other things, may affect the character of gains and losses realized by such underlying fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to such underlying fund and defer underlying fund losses. These rules could therefore affect the character, amount and timing of distributions to the portfolios and thus to the shareholders. These provisions also (a) will require an underlying fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out at the end of each year) and (b) may cause the underlying fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each underlying fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the underlying fund as a regulated investment company.

          An underlying fund’s investment in so-called “section 1256 contracts,” such as regulated futures contracts, most foreign currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by an underlying fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the portfolio’s income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by such underlying fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a “hedging transaction” nor part of a “straddle,” 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by such underlying fund.

          As a result of entering into swap contracts, an underlying fund may make or receive periodic net payments. An underlying fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the fund has been a party to the swap for more than one year). The tax treatment of many types of credit default swaps is uncertain.

          In general, gain or loss on a short sale is recognized when an underlying fund closes the sale by delivering the borrowed property to the lender, not when the borrowed property is sold. Gain or loss from a short sale is generally considered as capital gain or loss to the extent that the property used to close the short sale constitutes a capital asset in an underlying fund’s hands. Except with respect to certain situations where the property used by an underlying fund to close a short sale has a long-term holding period on the date of the short sale, special rules would generally treat the gains on short sales as short-term capital gains. These rules may also terminate the running of the holding period of “substantially identical property” held by an underlying fund. Moreover, a loss on a short sale will be treated as a long-term capital loss if, on the date of the short sale, “substantially identical property” has been held by an underlying fund for more than one year. In general, an underlying fund will not be permitted to deduct payments made to reimburse the lender of securities for dividends paid on borrowed stock if the short sale is closed on or before the 45th day after the short sale is entered into.

          Dividends or other income (including, in some cases, capital gains) received by an underlying fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. Foreign taxes paid by an underlying fund will reduce the return from the underlying fund’s investments. If more than 50% of the value of an underlying fund’s assets at the close of any taxable year consists of stocks or securities of foreign corporations, that underlying fund may elect to treat certain foreign taxes paid by it as paid by the portfolios that own its shares. Such a portfolio would then be required to include its proportionate share of the electing fund’s foreign income and related foreign taxes in income even if the shareholder does not receive the amount representing foreign taxes. Each of the portfolios may invest in some underlying funds that expect to be eligible to make the above-described election. While a portfolio will be able to deduct the foreign taxes that it will be treated as receiving if the election is made, the portfolio will not itself be able to elect to treat its foreign taxes as paid by its shareholders. Accordingly, the shareholders of the portfolios will not have the option of claiming a foreign tax credit or deduction for foreign taxes paid by the underlying funds, while persons who invest directly in such underlying funds may have that option.

          If an underlying fund purchases shares in certain foreign investment entities, called “passive foreign investment companies” (“PFICs”), it may be subject to U.S. federal income tax on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the underlying fund in respect of deferred taxes arising from such distributions or gains.

          If any underlying fund were to invest in a PFIC and elect to treat the PFIC as a “qualified electing fund” under the Code, in lieu of the foregoing requirements, such underlying fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the underlying fund, and such amount would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, an underlying fund would be required to obtain certain annual information from the PFICs in which it invests, which may be difficult or impossible to obtain.

          Alternatively, an underlying fund may make a mark-to-market election that will result in the underlying fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In such case, the underlying fund would report any such gains as ordinary income and would deduct any such losses as ordinary losses to the extent of previously recognized gains. The election must be made separately for each PFIC owned by the underlying fund and, once made, would be effective for all subsequent taxable years of the underlying fund, unless revoked with the consent of the Internal Revenue Service. By making the election, such underlying fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year may be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The underlying fund may have to distribute this “phantom” income and gain to satisfy the 90% distribution requirement and to avoid imposition of the 4% excise tax.

          Each underlying fund will make the appropriate tax elections, if possible, and take any additional steps that are necessary to mitigate the effect of these rules.

Variable Contracts and Plans

          Because shares of a portfolio may only be purchased through Variable Contracts and Plans, it is anticipated that dividends and distributions will be exempt from current taxation if left to accumulate within the Variable Contracts or Plans. For information regarding the tax treatment of distributions from the Variable Contracts and Plans, please see the sponsoring Participating Insurance Company separate account prospectus or the Plan documents or other informational materials supplied by Plan sponsors.

          The foregoing is only a summary of certain material U.S. federal income tax consequences affecting the portfolios. Current and prospective investors are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the portfolios.

VALUATION OF SHARES

          The net asset value of each portfolio’s shares will be determined on any day that the NYSE is open. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas and on the preceding Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively. The following is a description of the procedures used by each portfolio in valuing its assets. Please see the prospectuses for a description of the procedures used by each portfolio in valuing its assets.

          The value of each underlying fund will be its net asset value at the time of computation. Short-term investments that have a maturity of more than 60 days are valued at prices based on market quotations for securities of similar type, yield and maturity. Short-term investments that have a maturity of 60 days or less are valued at amortized cost, which constitutes fair value as determined by or under the direction of the Lifestyle Series’ Board of Directors. Amortized cost involves valuing an instrument at its original cost to the portfolio and thereafter assuming a constant amortization to maturity of any discount or premium regardless of the effect of fluctuating interest rates on the market value of the instrument.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Manager

          LMPFA serves as investment manager to the portfolios pursuant to an investment management agreement (the “Investment Management Agreement”) with each portfolio that was approved by the Board of Directors, including a majority of the Independent Directors, on June 12, 2006. LMPFA, with offices at 399 Park Avenue, New York, New York 10022, is a recently-organized investment adviser that has been formed to serve as the investment manager of the portfolio and certain other Legg Mason-sponsored funds. LMPFA is a wholly-owned subsidiary of Legg Mason. Legg Mason, whose principal executive offices are at 100 Light Street, Baltimore, Maryland 21202, is a global asset management company. As of ____, 2007, Legg Mason’s asset management operation had aggregate assets under management of approximately $____ billion.

          Pursuant to each Investment Management Agreement, LMPFA will provide supervision of that portfolio’s investments and determine from time to time the investments or securities that will be purchased, retained or sold by the portfolio. LMPFA will determine the percentage of a portfolio’s assets invested from time to time in (i) each underlying fund selected by the Board pursuant to the investment objective and policies of the portfolio as set forth in the prospectus forming part of the Registration Statement and (ii) repurchase agreements. LMPFA will allocate investments for a portfolio among the underlying funds and repurchase agreements based on factors it considers relevant, including its outlook for the economy, financial markets and the relative performance of the underlying funds. The allocation among the underlying funds will be made within investment ranges established by the Board, which will designate minimum and maximum percentages for each of the underlying funds.

          LMPFA will also make recommendations to the Board concerning changes to (i) the underlying funds in which the portfolios may invest, (ii) the percentage range of assets that may be invested by a portfolio in any one underlying fund and (iii) the percentage range of assets of a portfolio that may be invested in underlying equity funds and fixed income funds (including money market funds).

          LMPFA maintains books and records with respect to the portfolios’ investment transactions and such other books and records required to be maintained by LMPFA pursuant to the 1940 Act and LMPFA will render to the Board such periodic and special reports as the Board may reasonably request. LMPFA agrees that all books and records that it maintains for the portfolios or the underlying fund are the property of the portfolio and it will surrender promptly to the underlying fund on behalf of a portfolio any of such books and records upon the underlying fund’s request.

          LMPFA will (i) maintain office facilities for the fund, (ii) furnish the portfolios with statistical and research data, clerical help and accounting, data processing, bookkeeping, internal auditing and legal services and certain other services required by the fund and the portfolios, (iii) prepare reports to each portfolio’s shareholders and (iv) prepare tax returns, reports to and filings with the SEC and state Blue Sky authorities. LMPFA will bear all of the expenses of its employees and overhead in connection with its duties under each Investment Management Agreement.

          For the services provided and the expenses assumed pursuant to the Investment Management Agreements, each portfolio will pay to LMPFA out of its assets a monthly fee in arrears equal to 0.35% per annum of its average daily net assets during the month. All other expenses not specifically assumed by LMPFA under the Investment Management Agreements on behalf of a portfolio are borne by the fund. Expenses payable by the fund include, but are not limited to, all charges of custodians (including sums as custodian and sums for keeping books and for rendering other services to the fund) and shareholder servicing agents, expenses of preparing, printing and distributing all prospectuses, proxy material, reports and notices to shareholders, all expenses of shareholders’ and directors’ meetings, filing fees and expenses relating to the registration and qualification of the portfolio’s shares and the portfolio under federal or state securities laws and maintaining such registrations and qualifications (including the printing of the fund’s registration statements), fees of auditors and legal counsel, costs of performing portfolio valuations, out-of-pocket expenses of directors and fees of Independent Directors, interest, taxes and governmental fees, fees and commissions of every kind, expenses of issue, repurchase or redemption of shares, insurance expense, association membership dues, all other costs incidental to the fund’s existence and extraordinary expenses such as litigation and indemnification expenses. Direct expenses are charged to each portfolio and general corporate expenses are allocated on the basis of relative net assets.

          Each Investment Management Agreement has an initial term of two years and continues in effect from year to year thereafter provided such continuance is specifically approved at least annually (a) by the fund’s Board of Directors or by a majority of the outstanding voting securities of a portfolio, and (b) in either event, by a majority of the Independent Directors of the fund’s Board with such Independent Directors casting votes in person at a meeting called for such purpose, or by a vote of a majority of the outstanding shares. The fund, on behalf of a portfolio, or LMPFA may terminate an Investment Management Agreement on sixty days’ written notice without penalty. An Investment Management Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

Subadviser

          ClearBridge serves as the subadviser to the portfolios pursuant to a sub-advisory agreement between the manager and ClearBridge that was approved by the Board, including a majority of the Independent Directors, on June 29, 2006 (the “Sub-Advisory Agreement”). ClearBridge is a wholly-owned subsidiary of Legg Mason.

          Under the Sub-Advisory Agreement, subject to the supervision and direction of the Board and the Manager, the subadviser will, except for the management of cash and short-term investments that is performed by LMPFA, manage each portfolio’s portfolio in accordance with the portfolio’s stated investment objective(s) and policies, assist in supervising all aspects of the portfolio’s operations, make investment decisions for the portfolio, place orders to purchase and sell securities, and employ professional portfolio managers and securities analysts who provide research services to the portfolio.

          The Sub-Advisory Agreement has an initial term ending November 30, 2007 and will continue in effect from year to year thereafter provided such continuance is specifically approved at least annually (a) by the fund’s Board or by a majority of the outstanding voting securities of the applicable portfolio (as defined in the 1940 Act), and (b) in either event, by a majority of the Independent Directors with such Independent Directors casting votes in person at a meeting called for such purpose. The Board or a majority of the outstanding voting securities of the applicable portfolio (as defined in the 1940 Act) may terminate a Sub-Advisory Agreement on 60 days’ written notice without penalty, in each case on not more than 60 days’nor less than 30 days’written notice to the subadviser. The subadviser may terminate the Sub-Advisory Agreement on 90 days’ written notice to Lifestyle Series and the Manager. The Manager or the subadviser may terminate a Sub-Advisory Agreement upon their mutual written consent. The Sub-Advisory Agreement will terminate automatically in the event of assignment by the subadviser and shall not be assignable by the Manager without the consent of the subadviser.

          As compensation for its sub-advisory services, the Manager will pay the subadviser a fee equal to 70% of the management fee paid to LMPFA, net of expense waivers and reimbursements. For fiscal year ended January 31, 2007, the Manager paid Clearbridge $_____ for its subadvisory services to the portfolios.

Expenses

          In addition to amounts payable under the Investment Management Agreements and the Distribution Plans (as discussed below), each portfolio is responsible for its own expenses, including, among other things: interest; taxes; governmental fees; voluntary assessments and other expenses incurred in connection with membership in investment company organizations; organization costs of the portfolio; the cost (including brokerage commissions, transaction fees or charges, if any) in connection with the purchase or sale of the portfolio’s securities and other investments and any losses in connection therewith; fees and expenses of custodians, transfer agents, registrars, independent pricing vendors or other agents; legal expenses; loan commitment fees; expenses relating to share certificates; expenses relating to the issuing and redemption or repurchase of the portfolio’s shares and servicing shareholder accounts; expenses of registering and qualifying the portfolio’s shares for sale under applicable federal and state law; expenses of preparing, setting in print, printing and distributing prospectuses and statements of additional information and any supplements thereto, reports, proxy statements, notices and dividends to the portfolio’s shareholders; costs of stationery; website costs; costs of meetings of the Board or any committee thereof, meetings of shareholders and other meetings of the portfolio; Board fees; audit fees; travel expenses of officers, members of the Directors and employees of the fund, if any; and the portfolio’s pro rata portion of premiums on any fidelity bond and other insurance covering the fund and its officers, Directors and employees; litigation expenses and any nonrecurring or extraordinary expenses as may arise, including, without limitation, those relating to actions, suits or proceedings to which the portfolio is a party and the legal obligation which the portfolio may have to indemnify the fund’s Directors and officers with respect thereto.

              For the fiscal years ended January 31, 2005, 2006 and 2007, the management fees for each portfolio were as follows:

Portfolio	2005	2006	2007

Allocation 85%	$358,746	$333,581
Allocation 70%	570,528	525,475
Allocation 50%	939,953	902,877

          Each portfolio, as a shareholder in the underlying funds, will indirectly bear its proportionate share of any investment management fees and other expenses paid by the underlying funds. The effective management fee of each of the underlying funds in which the portfolios may invest is set forth below as a percentage rate of the underlying fund’s average net assets:

Underlying Fund	Management Fees

Legg Mason Partners Aggressive Growth Fund, Inc.	0.69%
Legg Mason Partners Appreciation Fund, Inc.	0.56%
Legg Mason Partners Fundamental Value Fund, Inc.	0.64%
Legg Mason Partners Investment Trust:
Legg Mason Partners Large Cap Growth Fund	0.71%
Legg Mason Partners Core Plus Bond Fund, Inc.	0.63%
Legg Mason Partners Mid Cap Core Fund	0.75%
Legg Mason Partners Investors Value Fund, Inc.	0.50%
Legg Mason Partners Capital Fund, Inc.	0.56%
Legg Mason Partners Small Cap Growth Fund I	0.75%
Legg Mason Partners Small Cap Core Fund, Inc.	0.75%
Legg Mason Partners Capital and Income Fund	0.73%
Legg Mason Partners Diversified Strategic Income Fund	0.65%
Legg Mason Partners High Income Fund	0.60%
Legg Mason Partners Emerging Markets Equity Fund	0.85%
Legg Mason American Leading Companies Trust	0.70%
Legg Mason Emerging Markets Trust	1.00%
Legg Mason Growth Trust, Inc.	0.70%
Legg Mason International Equity Trust	0.75%
Legg Mason Opportunity Trust	0.76%
Legg Mason Value Trust, Inc.	0.66%
Legg Mason Special Investment Trust, Inc.	0.68%
Legg Mason Partners International All Cap Opportunity Fund	0.83%
Western Asset Core Plus Bond Portfolio	0.41%
Western Asset Absolute Return Portfolio	0.75%
Western Asset High Yield Portfolio	0.55%
Royce Total Return Fund	0.96%
Royce Value Fund	1.00%

          For the fiscal year ended January 31, 2007, the fund did not hold securities issued by its regular brokers or dealers.

Distribution Arrangements

          Effective December 1, 2005, LMIS, located at 100 Light Street, Baltimore, Maryland 21202; CGMI, located at 388 Greenwich Street, New York, New York 10013; and PFS, located at 3100 Breckenridge Boulevard Bldg. 200, Duluth, Georgia 30199 serve as the fund’s distributors pursuant to written agreements or amendments to written agreements, in each case dated December 1, 2005 that were approved by the fund’s Board on November 21, 2005 (the “Distribution Agreements”).

          The following table sets forth certain information regarding the portfolios’ payment of brokerage commissions paid to CGMI by each portfolio for the fiscal year ended January 31, 2007:

Portfolio	Total Brokerage Commissions

Allocation 85%	$
Allocation70%
Allocation50%

          Decisions to buy and sell shares of the underlying funds for the portfolios are made by LMPFA, subject to the overall supervision and review of the Lifestyle Series’ Board of Directors.

Code of Ethics

          Pursuant to Rule 17j-1 of the 1940 Act, the fund, the Manager, the subadviser and the portfolios’ distributors have adopted codes of ethics that permit personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the codes and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee’s position of trust and responsibility.

          Copies of the Code of Ethics of the fund, the Manager, the subadviser and distributors are on file with the SEC.

PORTFOLIO MANAGER DISCLOSURE

Portfolio Managers

          The following tables set forth certain additional information with respect to the portfolio managers for each of the portfolios. Unless noted otherwise, all information is provided as of January ___, 2007.

Other Accounts Managed by Portfolio Managers

          The table below identifies, for each portfolio manager, the number of accounts (other than the Fund with respect to which information is provided) for which he or she has day-to-day management responsibilities and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. For each category, the number of accounts and total assets in the accounts where fees are based on performance is also indicated.1

Fund	Portfolio Manager(s)	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Allocation 85%	Steven Bleiberg	7 Registered investment companies with $[1.65] billion in total assets under management	28 Other pooled investment vehicles with $[_] billion in assets under management	None

	Andrew Purdy	7 Registered investment companies with $[1.65] billion in total assets under management	28 Other pooled investment vehicles with $[_] billion in assets under management	None

Allocation 70%	Steven Bleiberg	7 Registered investment	28 Other pooled	None
		companies with $[1.74]	investment vehicles
		billion in total assets	with $[1.36] billion
		under management	in assets under
management

	Andrew Purdy	7 Registered investment companies with $[1.74] billion in total assets under management	28 Other pooled investment vehicles with $[1.36] billion in assets under management	None

Allocation 50%	Steven Bleiberg	7 Registered investment companies with $[1.95] billion in total assets under management	28 Other pooled investment vehicles with $[1.36] billion in assets under management	None

	Andrew Purdy	7 Registered investment companies with $[1.95] billion in total assets under management	28 Other pooled investment vehicles with $[1.36] billion in assets under management	None

1	Note that this additional information must be disclosed if portfolio managers manage accounts with performance-based fee arrangements.

Portfolio Manager Compensation

          ClearBridge investment professionals receive base salary and other employee benefits and are eligible to receive incentive compensation. Base salary is fixed and typically determined based on market factors and the skill and experience of individual investment personnel.

          ClearBridge has implemented an investment management incentive and deferred compensation plan (the “Plan”) for its investment professionals, including the funds’ portfolio manager(s). Each investment professional works as a part of an investment team. The Plan is designed to align the objectives of ClearBridge investment professionals with those of portfolio shareholders and other ClearBridge clients. Under the Plan a “base incentive pool” is established for each team each year as a percentage of ClearBridge’s revenue attributable to the team (largely management and related fees generated by funds and other accounts). A team’s revenues are typically expected to increase or decrease depending on the effect that the team’s investment performance as well as inflows and outflows have on the level of assets in the investment products managed by the team. The “base incentive pool” of a team is reduced by base salaries paid to members of the team and employee expenses attributable to the team.

          The investment team’s incentive pool is then adjusted to reflect its ranking among a “peer group” of non-ClearBridge investment managers and the team’s pre-tax investment performance against the applicable product benchmark (e.g., a securities index and, with respect to a fund), the benchmark set forth in the fund’s prospectus to which the fund’s average annual total returns are compared or, if none, the benchmark set forth in the fund’s annual report). Longer-term (5-year) performance will be more heavily weighted than shorter-term (1-year) performance in the calculation of the performance adjustment factor. The incentive pool for a team may also be adjusted based on other qualitative factors by the applicable ClearBridge chief investment officer. The incentive pool will be allocated by the applicable ClearBridge chief investment officer to the team leader and, based on the recommendations of the team leader, to the other members of the team.

          Up to 20% of an investment professional’s annual incentive compensation is subject to deferral. Of that principal deferred award amount, 25% will accrue a return based on the hypothetical returns of the investment fund or product that is the primary focus of the investment professional’s business activities with the Firm, 25% will accrue a return based on the hypothetical return of an employee chosen composite fund, and 25% may be received in the form of Legg Mason restricted stock shares.

Potential Conflicts of Interest

          Potential conflicts of interest may arise when a portfolio’s portfolio manager has day-to-day management responsibilities with respect to one or more other funds or other accounts, as is the case for certain of the portfolio managers listed in the table above.

          The Manager, the subadviser the portfolios and the underlying funds have adopted compliance policies and procedures that are designed to address various conflicts of interest that may arise for the Manager and the individuals that it employs. For example, each of the Manager and the subadviser seeks to minimize the effects of competing interests for the time and attention of portfolio managers by assigning portfolio managers to manage funds and accounts that share a similar investment style. The Manager and the subadviser have also adopted trade allocation procedures that are designed to facilitate the fair allocation of limited investment opportunities among multiple funds and accounts. There is no guarantee, however, that the policies and procedures adopted by the Manager, the subadviser and the portfolios, or by the underlying funds, will be able to detect and/or prevent every situation in which an actual or potential conflict may appear.

          These potential conflicts include:

          Allocation of Limited Time and Attention (portfolios and underlying funds). A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

          Allocation of Limited Investment Opportunities (underlying funds). If a portfolio manager identifies a limited investment opportunity that may be suitable for multiple funds and/or accounts, the opportunity may be allocated among these several funds or accounts, which may limit a portfolio’s ability to take full advantage of the investment opportunity.

          Pursuit of Differing Strategies (underlying funds). At times, a portfolio manager may determine that an investment opportunity may be appropriate for only some of the funds and/or accounts for which he or she exercises investment responsibility, or may decide that certain of the funds and/or accounts should take differing positions with respect to a particular security. In these cases, the portfolio manager may place separate transactions for one or more funds or accounts which may affect the market price of the security or the execution of the transaction, or both, to the detriment or benefit of one or more other funds and/or accounts.

          Selection of Brokers/Dealers (underlying funds). Portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the funds and/or accounts that they supervise. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio managers determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager’s decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts managed.

          Variation in Compensation (portfolios and underlying funds). A conflict of interest may arise where the financial or other benefits available to the portfolio manager differ among the funds and/or accounts that he or she manages. If the structure of subadviser’s management fee and/or the portfolio manager’s compensation differs among funds and/or accounts (such as where certain funds or accounts pay higher management fees or performance-based management fees), the portfolio manager might be motivated to help certain funds and/or accounts over others. The portfolio manager might be motivated to favor funds and/or accounts in which he or she has an interest or in which the investment advisor and/or its affiliates have interests. Similarly, the desire to maintain or raise assets under management or to enhance the portfolio manager’s performance record or to derive other rewards, financial or otherwise, could influence the portfolio manager to lend preferential treatment to those funds and/or accounts that could most significantly benefit the portfolio manager.

          Related Business Opportunities (portfolios and underlying funds). The Manager, the subadviser or its affiliates may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the Manager, the subadviser and its affiliates.

Portfolio Manager Securities Ownership

          The table below identifies ownership of portfolio securities by each portfolio manager.

Portfolio Manager(s)	Portfolio	Dollar Range of Ownership of Securities

Steven Bleiberg	Variable Lifestyle Allocation 85%	None
	Variable Lifestyle Allocation 70%	None
	Variable Lifestyle Allocation 50%	None

Andrew Purdy	Variable Lifestyle Allocation 85%	None
	Variable Lifestyle Allocation 70%	None
	Variable Lifestyle Allocation 50%	None

ADDITIONAL INFORMATION ABOUT THE PORTFOLIOS

          Portfolio History. The Lifestyle Series, an open-end, non-diversified investment company, was incorporated in Maryland on August 11, 1995. The fund commenced operations on February 5, 1996 under the name Smith Barney Concert Series Inc. The Lifestyle Portfolios of Lifestyle Series commenced operations on February 5, 1997. On February 24, 1997, the fund changed its name to Smith Barney Concert Allocation Series Inc. On September 13, 2000, the fund changed its name to Smith Barney Allocation Series Inc. On April 7, 2006 the fund changed its name to Legg Mason Partners Lifestyle Series, Inc. The fund has authorized capital of 6,100,000,000 shares with a par value of $.001 per share. The Board of Directors has authorized the issuance of eight series of shares, each representing shares in one of eight separate portfolios and may authorize the issuance of additional series of shares in the future.

          Custodian. Portfolio securities and cash owned by Lifestyle Series are held in the custody of State Street Bank and Trust Company, located at 225 Franklin Street, Boston, MA 02110.

          Independent Registered Public Accounting Firm. [__] serves as Independent Registered Public Accounting Firm for the Lifestyle Series for its fiscal year ending January 31, 2007 to audit and report on Lifestyle Series’ financial statements and financial highlights.

          Transfer Agent. PFPC Inc., located at P.O. Box 9699, Providence, RI 02940-9699, serves as the fund’s transfer agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund and distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the portfolios and their shareholders. For these services, the transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the fund during the month, and is reimbursed for out-of-pocket expenses.

          Minimum Account Size. The fund reserves the right to liquidate involuntarily any shareholder’s account in a portfolio if the aggregate net asset value of the shares held in that portfolio account is less than $500. (If a shareholder has more than one account in a portfolio, each account must satisfy the minimum account size.) The Lifestyle Series, however, will not redeem shares based solely on market reductions in net asset value. Before the Lifestyle Series exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

          Voting. The fund offers shares of the Allocation 85%, Allocation 70% and Allocation 50% Portfolios only for purchase by insurance company separate accounts. Thus, the insurance companies are technically the shareholders of these portfolios, and under the 1940 Act, are deemed to be in control of these portfolios. Nevertheless, with respect to any Lifestyle Series shareholder meeting, an insurance company will solicit and accept timely voting instructions from its contract owners who own units in a separate account investment division which corresponds to shares in the Lifestyle Portfolios in accordance with the procedures set forth in the accompanying prospectus of the applicable contract issued by the insurance company and to the extent required by law. Shares of Lifestyle Series attributable to contract owner interests for which no voting instructions are received will be voted by an insurance company in proportion to the shares for which voting instructions are received.

          Each share of a portfolio represents an equal proportionate interest in that portfolio with each other share of the same portfolio and is entitled to such dividends and distributions out of the net income of that portfolio as are declared in the discretion of the Directors. Shareowners are entitled to one vote for each share held and will vote by individual portfolio except to the extent required by the 1940 Act. The fund is not required to hold annual shareholder meetings, although special meetings may be called for Lifestyle Series as a whole, or a specific portfolio, for purposes such as electing or removing Directors, changing fundamental policies or approving a management contract. Shareholders may cause a meeting of shareholders to be held upon a vote of 10% of the portfolio’s outstanding shares for the purposes of voting on the removal of Directors.

          As used in the prospectus and this SAI, a “vote of a majority of the outstanding voting securities” means the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Lifestyle Series (or the affected portfolio) or (b) 67% or more of such shares present at a meeting if more than 50% of the outstanding shares of Lifestyle Series (or the affected portfolio) are represented at the meeting in person or by proxy. A portfolio shall be deemed to be affected by a matter unless it is clear that the interests of each portfolio in the matter are identical or that the matter does not affect any interest of the portfolio. The approval of a management agreement, a distribution agreement or any change in a fundamental investment policy would be effectively acted upon with respect to a portfolio only if approved by a “vote of a majority of the outstanding voting securities” of the portfolio affected by the matter; however, the election of directors is not subject to separate voting requirements and may be effectively acted upon by a vote of the holders of a majority of all Allocation Series shares voting without regard to portfolio.

          In the event of the liquidation or dissolution of Lifestyle Series, shareholders of a portfolio are entitled to receive the assets belonging to that portfolio that are available for distribution and a proportionate distribution, based upon the relative net assets of the respective portfolios, of any general assets not belonging to any particular portfolio that are available for distribution.

Legal Matters

          Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGMI and a number of its then affiliates, including SBFM, which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGMI created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGMI for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

          On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the funds in which none of the plaintiffs had invested, and dismissing those funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to replead as a derivative claim.

          On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against Citigroup Asset Management, Salomon Brothers Asset Management Inc, SBFM and CGMI as investment advisers to the identified funds, as well as CGMI as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Funds were not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board Members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint.

          Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendant Funds in the future.

          On May 31, 2005, the SEC issued an order in connection with the settlement of an administrative proceeding against SBFM, the then-investment adviser or Investment Manager to certain of the Funds, and CGMI, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Affected Funds”).

          The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the Boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

          The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.

          The order required SBFM to recommend a new transfer agent contract to the Affected Fund Boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGMI would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ Boards selected a new transfer agent for the Affected Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

          Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.

          On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

          Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGMI and SBFM (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in above. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

          On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

          As of the date of this SAI, the Funds’ investment manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Funds’ investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

          On September 16, 2005, the staff of the SEC informed SBFM and ClearBridge Asset Management Inc (formerly Salomon Brothers Asset Management Inc) at the staff is considering recommending that the SEC institute administrative proceedings against SBFM and ClearBridge Asset Management Inc for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or ClearBridge Asset Management Inc.

          Although there can be no assurance, the LMPFA believes that this matter is not likely to have a material adverse effect on the Funds.

          The foregoing speaks only as of the date of this SAI. Additional lawsuits presenting allegations and requests for relief arising out of or in connection with any of the foregoing matters may be filed against these and related parties in the future.

Proxy Voting Guidelines and Procedures

          Although individual Directors may not agree with particular policies or votes by the Manager or subadviser, the Board has delegated proxy voting discretion to the Manager, believing that the Manager and/or the subadviser should be responsible for voting because it is a matter relating to the investment decision making process.

          LMPFA delegates the responsibility for voting proxies for the portfolios, as applicable, to the subadviser through its contracts with the subadviser. The subadviser will use its own Proxy Voting Policies and Procedures to vote proxies. Accordingly, LMPFA does not expect to have proxy-voting responsibility for the portfolios. Should LMPFA become responsible for voting proxies for any reason, such as the inability of the subadviser to provide investment advisory services, LMPFA shall utilize the proxy voting guidelines established by the most recent subadviser to vote proxies until a new subadviser is retained. In the case of a material conflict between the interests of LMPFA (or its affiliates if such conflict is known to persons responsible for voting at LMPFA) and the portfolios, the Board of Directors of LMPFA shall consider how to address the conflict and/or how to vote the proxies. LMPFA shall maintain records of all proxy votes in accordance with applicable securities laws and regulations, to the extent that LMPFA votes proxies. LMPFA shall be responsible for gathering relevant documents and records related to proxy voting from the subadviser and providing them to the fund as required for the fund to comply with applicable rules under the 1940 Act.

          The subadviser’s Proxy Voting Policies and Procedures govern in determining how proxies relating to the funds’ portfolio securities are voted and are attached as Appendix B to this SAI. Information regarding how each fund voted proxies (if any) relating to portfolio securities during the most recent 12-month period ended June 30,

2006 is available without charge (1) by calling (888) 425-6432, (2) on the funds’ website at http://www.leggmason.com/InvestorServices, and (3) on the SEC’s website at http://www.sec.gov.

Expenses

          In addition to amounts payable under the Investment Management Agreement and the Distribution Agreements, each portfolio is responsible for its own expenses, including, among other things, the costs of securities transactions, the compensation of directors that are not affiliated with the manager or the portfolio’s distributors, government fees, taxes, accounting and legal fees, expenses of communication with shareholders, interest expense, and insurance premiums. The portfolios’prospectuses contain more information about the expenses of the portfolios.

FINANCIAL STATEMENTS

          Lifestyle Series’Annual Report for the fiscal year ended January 31, 2007 is incorporated herein by reference in its entirety. It was filed with the SEC on [_] 2007 (Accession Number [ ]).

APPENDIX A

DESCRIPTION OF RATINGS

          The ratings of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Group and Fitch Ratings represent their opinions as to the quality of various debt obligations. It should be emphasized, however, that ratings are not absolute standards of quality. Consequently, debt obligations with the same maturity, coupon and rating may have different yields while debt obligations of the same maturity and coupon with different ratings may have the same yield. As described by the rating agencies, ratings are generally given to securities at the time of issuances. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so.

Description of Moody’s Investors Service, Inc.’s Long-Term Obligation Ratings:

          Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings reflect both the likelihood of default and any financial loss suffered in the event of default.

          Aaa—Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

          Aa—Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

          A—Obligations rated A are considered upper-medium grade and are subject to low credit risk.

         Baa—Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

          Ba—Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

          B—Obligations rated B are considered speculative and are subject to high credit risk.

          Caa—Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

          Ca—Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

          C—Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

          Note: Moody’s appends numerical modifiers “1,” “2” and “3” to each generic rating classification from “Aa” through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

Description of Moody’s Investors Service, Inc.’s US Municipal and Tax Exempt Ratings:

          Municipal Ratings are opinions of the investment quality of issuers and issues in the US municipal and tax-exempt markets. As such, these ratings incorporate Moody’s assessment of the default probability and loss severity of these issuers and issues. The default and loss content for Moody’s municipal long-term rating scale differs from Moody’s general long-term rating scale. (Please refer to Corporate Equivalent Ratings under Policies and Procedures.)

          Municipal Ratings are based upon the analysis of four primary factors relating to municipal finance: economy, debt, finances, and administration/management strategies. Each of the factors is evaluated individually and for its effect on the other factors in the context of the municipality’s ability to repay its debt.

          Municipal Long-Term Rating Definitions:

          Aaa—Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Aa—Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          A—Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Baa—Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Ba—Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          B—Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

          Caa—Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Ca—Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          C—Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

          Note: Moody’s appends numerical modifiers “1,” “2” and “3” to each generic rating classification from “Aa” through “Caa.” The modifier “1” indicates that the obligation ranks in the higher end of its generic rating category; the modifier “2” indicates a mid-range ranking; and the modifier “3” indicates a ranking in the lower end of that generic rating category.

Description of Moody’s Investors Service, Inc.’s US Municipal Short-Term Debt And Demand Obligation Ratings:

          There are three rating categories for short-term municipal obligations that are considered investment grade. These ratings are designated as Municipal Investment Grade (“MIG”) and are divided into three levels—”MIG 1” through “MIG 3.” In addition, those short-term obligations that are of speculative quality are designated “SG,” or speculative grade. MIG ratings expire at the maturity of the obligation.

          MIG 1—This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

          MIG 2—This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

          MIG 3—This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

          SG—This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Description of Moody’s Investors Service, Inc.’s Demand Obligation Ratings:

          In the case of variable rate demand obligations (“VRDOs”), a two-component rating is assigned; a long or short-term debt rating and a demand obligation rating. The first element represents Moody’s evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody’s evaluation of the degree of risk associated with the ability to receive purchase price upon demand (“demand feature”), using a variation of the MIG rating scale, the Variable Municipal Investment Grade or VMIG rating. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1. VMIG rating expirations are a function of each issue’s specific structural or credit features.

          VMIG 1—This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

          VMIG 2—This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

          VMIG 3—This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price upon demand.

          SG—This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have an investment grade short-term rating or may lack the structural and/or legal protections necessary to ensure the timely payment of purchase price upon demand.

Description of Moody’s Investors Service, Inc.’s Short-Term Prime Ratings:

          Moody’s short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.

          P-1—Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

          P-2—Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

          P-3—Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

          NP—Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

          Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Description of Standard & Poor’s Ratings Group’s Long-Term Issue Credit Ratings:

          Issue credit ratings are based, in varying degrees, on the following considerations: (1) likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; (2) nature of and provisions of the obligation; and (3) protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors’ rights.

          The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

          AAA—An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.

          AA—An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial obligations is very strong.

          A—An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

          BBB—An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          BB, B, CCC, CC, and C—Obligations rated “BB,” “B,” “CCC,” “CC” and “C” are regarded as having significant speculative characteristics. “BB” indicates the least degree of speculation and “C” the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

          BB—An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

          B—An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB,” but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

          CCC—An obligation rated “CCC” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

          CC—An obligation rated “CC” is currently highly vulnerable to nonpayment.

          C—A subordinated debt or preferred stock obligation rated “C” is currently highly vulnerable to nonpayment. The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued. A “C” also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

          D—An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Plus (+) or Minus (–): The ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the major rating categories.

          N.R.: This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

          Active Qualifiers (Currently applied and/or outstanding)

          i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The “i” subscript indicates that the rating addresses the interest portion of the obligation only. The “i” subscript will always be used in conjunction with the “p” subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

          L: Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

          p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The “p” subscript indicates that the rating addresses the principal portion of the obligation only. The “p” subscript will always be used in conjunction with the “i” subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

          pi: Ratings with a “pi” subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a “pi” subscript. Ratings with a “pi” subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

          pr: The letters “pr” indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

          preliminary: Preliminary ratings are assigned to issues, including financial programs, in the following circumstances. Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating. Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

          t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date.

          Local Currency and Foreign Currency Risks: Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Description of Standard & Poor’s Ratings Group’s Ratings of Notes:

          A Standard & Poor’s U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

          —Amortization schedule—the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and

          —Source of payment—the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

          Note rating symbols are as follows:

          SP-1—Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

          SP-2—Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

          SP-3—Speculative capacity to pay principal and interest.

Description of Standard & Poor’s Ratings Group’s Short-Term Issue Credit Ratings:

          A-1—Short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments is extremely strong.

          A-2—Short-term obligation rated “A-2” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

          A-3—Short-term obligation rated “A-3” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

          B—A short-term obligation rated “B” is regarded as having significant speculative characteristics. Ratings of “B-1,” “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

          B-1—A short-term obligation rated “B-1” is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

          B-2—A short-term obligation rated “B-2” is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

          B-3—A short-term obligation rated “B-3” is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

          C—A short-term obligation rated “C” is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

          D—A short-term obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

          Active Qualifiers (Currently applied and/or outstanding)

          i: This subscript is used for issues in which the credit factors, terms, or both, that determine the likelihood of receipt of payment of interest are different from the credit factors, terms or both that determine the likelihood of receipt of principal on the obligation. The “i” subscript indicates that the rating addresses the interest portion of the obligation only. The “i” subscript will always be used in conjunction with the “p” subscript, which addresses likelihood of receipt of principal. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

          L: Ratings qualified with “L” apply only to amounts invested up to federal deposit insurance limits.

          p: This subscript is used for issues in which the credit factors, the terms, or both, that determine the likelihood of receipt of payment of principal are different from the credit factors, terms or both that determine the likelihood of receipt of interest on the obligation. The “p” subscript indicates that the rating addresses the principal portion of the obligation only. The “p” subscript will always be used in conjunction with the “i” subscript, which addresses likelihood of receipt of interest. For example, a rated obligation could be assigned ratings of “AAAp NRi” indicating that the principal portion is rated “AAA” and the interest portion of the obligation is not rated.

          pi: Ratings with a “pi” subscript are based on an analysis of an issuer’s published financial information, as well as additional information in the public domain. They do not, however, reflect in-depth meetings with an issuer’s management and are therefore based on less comprehensive information than ratings without a “pi” subscript. Ratings with a “pi” subscript are reviewed annually based on a new year’s financial statements, but may be reviewed on an interim basis if a major event occurs that may affect the issuer’s credit quality.

          pr: The letters “pr” indicate that the rating is provisional. A provisional rating assumes the successful completion of the project financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful, timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

          preliminary: Preliminary ratings are assigned to issues, including financial programs, in the following circumstances. Preliminary ratings may be assigned to obligations, most commonly structured and project finance issues, pending receipt of final documentation and legal opinions. Assignment of a final rating is conditional on the receipt and approval by Standard & Poor’s of appropriate documentation. Changes in the information provided to Standard & Poor’s could result in the assignment of a different rating. In addition, Standard & Poor’s reserves the right not to issue a final rating. Preliminary ratings are assigned to Rule 415 Shelf Registrations. As specific issues, with defined terms, are offered from the master registration, a final rating may be assigned to them in accordance with Standard & Poor’s policies. The final rating may differ from the preliminary rating.

          t: This symbol indicates termination structures that are designed to honor their contracts to full maturity or, should certain events occur, to terminate and cash settle all their contracts before their final maturity date. Local Currency and Foreign Currency Risks: Country risk considerations are a standard part of Standard & Poor’s analysis for credit ratings on any issuer or issue. Currency of repayment is a key factor in this analysis. An obligor’s capacity to repay foreign currency obligations may be lower than its capacity to repay obligations in its local currency due to the sovereign government’s own relatively lower capacity to repay external versus domestic debt. These sovereign risk considerations are incorporated in the debt ratings assigned to specific issues. Foreign currency issuer ratings are also distinguished from local currency issuer ratings to identify those instances where sovereign risks make them different for the same issuer.

Description of Standard & Poor’s Ratings Group’s Ratings of Commercial Paper:

          A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from “A” for the highest-quality obligations to “D” for the lowest. These categories are as follows:

          A-1—This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

          A-2—Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated “A-1.”

          A-3—Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

          B—Issues rated “B” are regarded as having only speculative capacity for timely payment.

          C—This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

          D—Debt rated “D” is in payment default. The “D” rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes such payments will be made during such grace period.

Description of Standard & Poor’s Ratings Group’s Dual Ratings:

          Standard & Poor’s assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure.

          The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term debt rating symbols are used for bonds to denote the long-term maturity and the commercial paper rating symbols for the put option (for example, “AAA/A-1+”). With short-term demand debt, Standard & Poor’s note rating symbols are used with the commercial paper rating symbols (for example, “SP-1+/A-1+”).

Description of Fitch Ratings International Long-Term Credit Ratings:

          International Long-Term Credit Ratings (“LTCR”) may also be referred to as “Long-Term Ratings.” When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations. The following rating scale applies to foreign currency and local currency ratings.

Investment Grade

          AAA—Highest credit quality. “AAA” ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

          AA—Very high credit quality. “AA” ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

          A—High credit quality. “A” ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

          BBB—Good credit quality. “BBB” ratings indicate that there is currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate, but adverse changes in circumstances and economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade

          BB—Speculative. “BB” ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

          B—Highly speculative. For issuers and performing obligations, “B” ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment. For individual obligations, “B” ratings may indicate distressed or defaulted obligations with potential for extremely high recoveries. Such obligations would possess a Recovery Rating of “R1” (outstanding).

          CCC—For issuers and performing obligations, default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions. For individual obligations, may indicate distressed or defaulted obligations with potential for average to superior levels of recovery. Differences in credit quality may be denoted by plus/minus distinctions. Such obligations typically would possess a Recovery Rating of “R2” (superior), or “R3” (good) or “R4” (average).

          CC—For issuers and performing obligations, default of some kind appears probable. For individual obligations, may indicate distressed or defaulted obligations with a Recovery Rating of “R4” (average) or “R5” (below average).

          C—For issuers and performing obligations, default is imminent. For individual obligations, may indicate distressed or defaulted obligations with potential for below-average to poor recoveries. Such obligations would possess a Recovery Rating of “R6” (poor).

          RD—Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.

          D—Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following: (i) failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation; (ii) the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor; or (iii) the distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

          Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.

          Issuers will be rated “D” upon a default. Defaulted and distressed obligations typically are rated along the continuum of “C” to “B” ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation’s documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the “B” or “CCC-C” categories.

          Default is determined by reference to the terms of the obligations’ documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation’s documentation, or where it believes that default ratings consistent with Fitch’s published definition of default are the most appropriate ratings to assign.

Description of Fitch Ratings International Short-Term Credit Ratings:

          International Short-Term Credit Ratings may also be referred to as “Short-Term Ratings.” The following ratings scale applies to foreign currency and local currency ratings. A short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for U.S. public finance, in line with industry standards, to reflect unique characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

          F1—Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

          F2—Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

          F3—Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

          B—Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

          C—High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

          D—Default. Indicates an entity or sovereign that has defaulted on all of its financial obligations.

          Notes to Fitch Ratings International Long-Term and Short-Term Credit Ratings:

          The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the “AAA” Long-term rating category, to categories below “CCC,” or to Short-term ratings other than “F1.” (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

          Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as “Positive,” indicating a potential upgrade, “Negative,” for a potential downgrade, or “Evolving,” if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

          Rating Outlook: An Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, ratings for which outlooks are “stable” could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action. Occasionally, Fitch Ratings may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

          Program ratings (such as the those assigned to MTN shelf registrations) relate only to standard issues made under the program concerned; it should not be assumed that these ratings apply to every issue made under the program. In particular, in the case of non-standard issues, i.e., those that are linked to the credit of a third party or linked to the performance of an index, ratings of these issues may deviate from the applicable program rating.

          Variable rate demand obligations and other securities which contain a short-term “put” or other similar demand feature will have a dual rating, such as AAA/F1+. The first rating reflects the ability to meet long-term principal and interest payments, whereas the second rating reflects the ability to honor the demand feature in full and on time.

          Interest Only: Interest Only ratings are assigned to interest strips. These ratings do not address the possibility that a security holder might fail to recover some or all of its initial investment due to voluntary or involuntary principal repayments.

          Principal Only: Principal Only ratings address the likelihood that a security holder will receive their initial principal investment either before or by the scheduled maturity date.

          Rate of Return: Ratings also may be assigned to gauge the likelihood of an investor receiving a certain predetermined internal rate of return without regard to the precise timing of any cash flows.

          “PIF”: Paid-in -Full; denotes a security that is paid-in-full, matured, called, or refinanced.

          “NR” indicates that Fitch Ratings does not rate the issuer or issue in question.

          “Withdrawn”: A rating is withdrawn when Fitch Ratings deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced, or for any other reason Fitch Ratings deems sufficient.

APPENDIX B

Proxy Voting Policies and Procedures

Concerning ClearBridge Advisors1 (Clearbridge)

Proxy Voting Policies and Procedures

          The following is a brief overview of the Proxy Voting Policies and Procedures (the “Policies”) that ClearBridge has adopted to seek to ensure that ClearBridge votes proxies relating to equity securities in the best interest of clients.

          ClearBridge votes proxies for each client account with respect to which it has been authorized to vote proxies. In voting proxies, ClearBridge is guided by general fiduciary principles and seeks to act prudently and solely in the best interest of clients. ClearBridge attempts to consider all factors that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values. ClearBridge may utilize an external service provider to provide it with information and/or a recommendation with regard to proxy votes. However, the ClearBridge adviser (business unit) continues to retain responsibility for the proxy vote.

          In the case of a proxy issue for which there is a stated position in the Policies, ClearBridge generally votes in accordance with such stated position. In the case of a proxy issue for which there is a list of factors set forth in the Policies that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above and considering such enumerated factors. In the case of a proxy issue for which there is no stated position or list of factors that ClearBridge considers in voting on such issue, ClearBridge votes on a case-by-case basis in accordance with the general principles set forth above. Issues for which there is a stated position set forth in the Policies or for which there is a list of factors set forth in the Policies that ClearBridge considers in voting on such issues fall into a variety of categories, including election of directors, ratification of auditors, proxy and tender offer defenses, capital structure issues, executive and director compensation, mergers and corporate restructurings, and social and environmental issues. The stated position on an issue set forth in the Policies can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account whose shares are being voted. Issues applicable to a particular industry may cause ClearBridge to abandon a policy that would have otherwise applied to issuers generally. As a result of the independent investment advisory services provided by distinct ClearBridge business units, there may be occasions when different business units or different portfolio managers within the same business unit vote differently on the same issue. A ClearBridge business unit or investment team (e.g. ClearBridge’s Social Awareness Investment team) may adopt proxy voting policies that supplement these policies and procedures. In addition, in the case of Taft-Hartley clients, ClearBridge will comply with a client direction to vote proxies in accordance with Institutional Shareholder Services’ (ISS) PVS Voting Guidelines, which ISS represents to be fully consistent with AFL-CIO guidelines.

1

ClearBridge Advisors comprises ClearBridge Advisors, LLC, ClearBridge Asset Management Inc, Smith Barney Fund Management LLC, and other affiliated investment advisory firms. On December 1, 2005, Citigroup Inc. (“Citigroup”) sold substantially all of its worldwide asset management business, Citigroup Asset Management, to Legg Mason. As part of this transaction, ClearBridge Advisors, LLC, ClearBridge Asset Management Inc and Smith Barney Fund Management LLC became wholly-owned subsidiaries of Legg Mason. Under a licensing agreement between Citigroup and Legg Mason, the names of ClearBridge Advisors, LLC, ClearBridge Asset Management Inc, Smith Barney Fund Management LLC and their affiliated advisory entities, as well as all logos, trademarks, and service marks related to Citigroup or any of its affiliates (“Citi Marks”) are licensed for use by Legg Mason. Citi Marks include, but are not limited to, “Citigroup Asset Management,” “Salomon Brothers Asset Management” and “CAM”. All Citi Marks are owned by Citigroup, and are licensed for use until no later than one year after the date of the licensing agreement. Legg Mason and its subsidiaries, including ClearBridge Advisors, LLC, ClearBridge Asset Management Inc, and Smith Barney Fund Management LLC are not affiliated with Citigroup

B-1

          In furtherance of ClearBridge’s goal to vote proxies in the best interest of clients, ClearBridge follows procedures designed to identify and address material conflicts that may arise between ClearBridge’s interests and those of its clients before voting proxies on behalf of such clients. To seek to identify conflicts of interest, ClearBridge periodically notifies ClearBridge employees in writing that they are under an obligation (i) to be aware of the potential for conflicts of interest on the part of ClearBridge with respect to voting proxies on behalf of client accounts both as a result of their personal relationships and due to special circumstances that may arise during the conduct of ClearBridge’s business, and (ii) to bring conflicts of interest of which they become aware to the attention of ClearBridge’s compliance personnel. ClearBridge also maintains and considers a list of significant ClearBridge relationships that could present a conflict of interest for ClearBridge in voting proxies. ClearBridge is also sensitive to the fact that a significant, publicized relationship between an issuer and a non-ClearBridge Legg Mason affiliate might appear to the public to influence the manner in which ClearBridge decides to vote a proxy with respect to such issuer. Absent special circumstances or a significant, publicized non-ClearBridge Legg Mason affiliate relationship that ClearBridge for prudential reasons treats as a potential conflict of interest because such relationship might appear to the public to influence the manner in which ClearBridge decides to vote a proxy, ClearBridge generally takes the position that relationships between a non-ClearBridge Legg Mason affiliate and an issuer (e.g. investment management relationship between an issuer and a non-ClearBridge Legg Mason affiliate) do not present a conflict of interest for ClearBridge in voting proxies with respect to such issuer. Such position is based on the fact that ClearBridge is operated as an independent business unit from other Legg Mason business units as well as on the existence of information barriers between ClearBridge and certain other Legg Mason business units.

          ClearBridge maintains a Proxy Voting Committee to review and address conflicts of interest brought to its attention by ClearBridge compliance personnel. A proxy issue that will be voted in accordance with a stated ClearBridge position on such issue or in accordance with the recommendation of an independent third party is not brought to the attention of the Proxy Voting Committee for a conflict of interest review because ClearBridge’s position is that to the extent a conflict of interest issue exists, it is resolved by voting in accordance with a pre-determined policy or in accordance with the recommendation of an independent third party. With respect to a conflict of interest brought to its attention, the Proxy Voting Committee first determines whether such conflict of interest is material. A conflict of interest is considered material to the extent that it is determined that such conflict is likely to influence, or appear to influence, ClearBridge’s decision-making in voting proxies. If it is determined by the Proxy Voting Committee that a conflict of interest is not material, ClearBridge may vote proxies notwithstanding the existence of the conflict.

          If it is determined by the Proxy Voting Committee that a conflict of interest is material, the Proxy Voting Committee is responsible for determining an appropriate method to resolve such conflict of interest before the proxy affected by the conflict of interest is voted. Such determination is based on the particular facts and circumstances, including the importance of the proxy issue and the nature of the conflict of interest.

B-2

PART C: OTHER INFORMATION

Item 23. Exhibits

(a)(1)     Articles of Incorporation of the Registrant is incorporated by reference to Registrant’s Registration Statement Pre-Effective Amendment No. 1 on Form N-1A as filed on January 23, 1996 (the “Registration Statement”).

(a)(2)     Articles Supplementary to the Articles of Incorporation of the Registrant dated October 28, 1996 is incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement as filed on October 31, 1996 (“Post-Effective Amendment No. 4”).

(a)(3)     Articles Supplementary to the Articles of Incorporation of the Registrant dated June 2, 1998 is incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement as filed on June 1, 1999 (“Post-Effective Amendment No. 16”).

(a)(4)     Articles of Amendment to the Articles of Incorporation of the Registrant dated June 4, 1998 is incorporated by reference to Post-Effective Amendment No. 16.

(a)(5)     Articles of Amendment to the Articles of Incorporation of the Registrant dated September 13, 2000 is incorporated by reference to Post-Effective Amendment No. 18 to The Registration Statement as filed on April 24, 2001 (“Post-Effective Amendment No. 18”).

(a)(6)     Articles of Amendment to the Articles of Incorporation of the Registrant dated February 15, 2001 is incorporated by reference to Post-Effective Amendment No. 18.

(a)(7)     Articles of Amendment to the Articles of Incorporation of the Registrant dated April 9, 2001 is incorporated by reference to Post-Effective Amendment No. 18.

(a)(8)     Articles of Amendment to the Articles of Incorporation of the Registrant dated April 24, 2001 is incorporated by reference to Post-Effective Amendment No. 19 to the Registration Statement as filed on May 30, 2001 (“Post-Effective Amendment No. 19”).

(a)(9)     Articles of Amendment to the Articles of Incorporation of the Registrant dated April 29, 2004 is incorporated by reference to Post-Effective Amendment No. 24.

(a)(10)  Articles of Amendment to the Articles of Incorporation of the Registrant dated July 21, 2004, is incorporated by reference to Post-Effective Amendment No. 28.

(a)(11)  Articles of Amendment to the Articles of Incorporation of the Registrant dated March 31, 2006, is incorporated by reference to Post-Effective Amendment No. 30.

(a)(12)  Form of Articles of Amendment to the Articles of Incorporation of the Registrant dated May 1, 2006, is incorporated by reference to Post-Effective Amendment No 30.

(a)(13)  Articles of Amendment to the Articles of Incorporation of the Registrant dated May 1, 2006, is incorporated by reference to Post-Effective Amendment No. 31.

(b)(1)    Restated By-Laws of the Registrant is incorporated by reference to the Registration Statement.

(b)(2)     Form of Amended and Restated By-Laws is incorporated by reference to the Registration Statement.

(c)(1)     Registrant’s form of stock certificates for Class A, B, C and Y shares of the High Growth Portfolio is incorporated by reference the Registration Statement.

(c)(2)     Registrant’s form of stock certificates for Class A, B, C and Y shares of the Growth Portfolio is incorporated by reference to the Registration Statement.

(c)(3)     Registrant’s form of stock certificates for Class A, B, C and Y shares of the Balanced Portfolio is incorporated by reference to the Registration Statement.

(c)(4)     Registrant’s form of stock certificates for Class A, B, C and Y shares of the Conservative Portfolio is incorporated by reference to the Registration Statement.

(c)(5)     Registrant’s form of stock certificates for Class A, B, C and Y shares of the Income Portfolios incorporated by reference to the Registration Statement.

(c)(6)     Registrant’s form of stock certificate for shares of the Smith Barney Concert Series-Select High Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement as filed August 13, 1996 (“Post-Effective Amendment No. 3”).

(c)(7)     Registrant’s form of stock certificate for shares of the Smith Barney Concert Series-Select Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(c)(8)     Registrant’s form of stock certificate for shares of the Smith Barney Concert Series-Select Balanced Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(c)(9)     Registrant’s form of stock certificate for shares of the Smith Barney Concert Series-Select Conservative Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(c)(10)  Registrant’s form of stock certificate for shares of the Smith Barney Concert Series-Select Income Portfolio is incorporated by reference to Post-Effective Amendment No. 3.

(c)(11)  Registrant’s form of stock certificate for Class Z shares of the High Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

(c)(12)  Registrant’s form of stock certificate for Class Z shares of the Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

(c)(13)  Registrant’s form of stock certificate for Class Z shares of the Balanced Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

(c)(14)  Registrant’s form of stock certificate for Class Z shares of the Conservative Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

2

(c)(15)  Registrant’s form of stock certificate for Class Z shares of the Income Portfolio is incorporated by reference to Post-Effective Amendment No. 5.

(c)(16)  Registrant’s form of stock certificate for Class A, B, C and Y shares of the Global Portfolio will be filed by amendment.

(d)(1)    Asset Allocation and Administration Agreements between the Registrant and Smith Barney Fund Management LLC are incorporated by reference to Post-Effective Amendment No. 21 for each of the following:

(i)	High Growth Portfolio
(ii)	Growth Portfolio
(iii)	Balanced Portfolio
(iv)	Conservative Portfolio
(v)	Income Portfolio
(vi)	Global Portfolio

(d)(2)     Form of Asset Allocation and Administration Agreement between the Registrant and Travelers Investment Adviser, Inc. is incorporated by reference to Post-Effective Amendment No. 4 for each of the following:

(i)	Select High Growth Portfolio
(ii)	Select Growth Portfolio
(iii)	Select Balanced Portfolio
(iv)	Select Conservative Portfolio
(v)	Select Income Portfolio

(d)(3)    Asset Allocation and Administration Agreement between Registrant and Smith Barney Fund management LLC dated July 1, 2005 is incorporated by reference to Post-Effective Amendment No. 30 for each of the following:

(1)	Select High Growth Portfolio
(2)	Select Growth Portfolio
(3)	Select Balanced Portfolio

(d)(4)    Management Agreement dated August 1, 2006 between Registrant on behalf of Legg Mason Partners Lifestyle High Growth Fund and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to Post-Effective Amendment No. 35 filed on December 29, 2006.

(d)(5)    Management Agreement dated August 1, 2006 between Registrant on behalf of Legg Mason Partners Lifestyle Growth Fund and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to Post-Effective Amendment No. 35 filed on December 29, 2006.

(d)(6)    Management Agreement dated August 1, 2006 between Registrant on behalf of Legg Mason Partners Lifestyle Balanced Fund and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to Post-Effective Amendment No. 35 filed on December 29, 2006.

(d)(7)    Management Agreement dated August 1, 2006 between Registrant on behalf of Legg Mason Partners Lifestyle Conservative Fund and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to Post-Effective Amendment No. 35 filed on December 29, 2006.

3

(d)(8)    Management Agreement dated August 1, 2006 between Registrant on behalf of Legg Mason Partners Lifestyle Income Fund and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to Post-Effective Amendment No. 35 filed on December 29, 2006.

(d)(9)    Management Agreement dated August 1, 2006 between Registrant on behalf of Legg Mason Partners Variable Lifestyle High Growth Portfolio and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to Post-Effective Amendment No. 35 filed on December 29, 2006.

(d)(10)  Management Agreement dated August 1, 2006 between Registrant on behalf of Legg Mason Partners Variable Lifestyle Growth Portfolio and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to Post-Effective Amendment No. 35 filed on December 29, 2006.

(d)(11)  Management Agreement dated August 1, 2006 between Registrant on behalf of Legg Mason Partners Variable Lifestyle Balanced Portfolio and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to Post-Effective Amendment No. 35 filed on December 29, 2006.

(d)(12)  Form of Management Agreement dated December 2006 between Registrant on behalf of Legg Mason Partners Lifestyle Equity Growth Fund and Legg Mason Partners Fund Advisor, LLC is incorporated by reference to Post-Effective Amendment No. 35 filed on December 29, 2006.

(d)(13)  Subadvisory Agreement dated August 1, 2006 between Legg Mason Partners Fund Advisor, LLC (“LMPFA”) and Clearbridge Advisors, LLC (‘Clearbridge”) (formerly CAM North America LLC (“CAM NA”)) on behalf of Legg Mason Partners Lifestyle High Growth Fund is incorporated by reference to Post-Effective Amendment No. 35 filed on December 29, 2006.

(d)(14)  Subadvisory Agreement dated August 1, 2006 between LMPFA and Clearbridge on behalf of Legg Mason Partners Lifestyle Growth Fund is incorporated by reference to Post-Effective Amendment No. 35 filed on December 29, 2006.

(d)(15)  Subadvisory Agreement dated August 1, 2006 between LMPFA and Clearbridge on behalf of Legg Mason Partners Lifestyle Balanced Fund is incorporated by reference to Post-Effective Amendment No. 35 filed on December 29, 2006.

(d)(16)  Subadvisory Agreement dated August 1, 2006 between LMPFA and Clearbridge on behalf of Legg Mason Partners Lifestyle Conservative Fund is incorporated by reference to Post-Effective Amendment No. 35 filed on December 29, 2006.

(d)(17)  Subadvisory Agreement dated August 1, 2006 between LMPFA and Clearbridge on behalf of Legg Mason Partners Lifestyle Income Fund is incorporated by reference to Post-Effective Amendment No. 35 filed on December 29, 2006.

4

(d)(18)  Subadvisory Agreement dated August 1, 2006 between LMPFA and Clearbridge on behalf of Legg Mason Partners Variable Lifestyle High Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 35 filed on December 29, 2006.

(d)(19)  Subadvisory Agreement dated August 1, 2006 between LMPFA and Clearbridge on behalf of Legg Mason Partners Variable Lifestyle Growth Portfolio is incorporated by reference to Post-Effective Amendment No. 35 filed on December 29, 2006.

(d)(20)  Subadvisory Agreement dated August 1, 2006 between LMPFA and Clearbridge on behalf of Legg Mason Partners Variable Lifestyle Balanced Portfolio is incorporated by reference to Post-Effective Amendment No. 35 filed on December 29, 2006.

(d)(21)  Form of Subadvisory Agreement dated December __, 2006 between LMPFA and Clearbridge on behalf of Legg Mason Partners Lifestyle Equity Growth Fund is incorporated by reference to Post-Effective Amendment No. 35 filed on December 29, 2006.

(e)(1)     Form of the Distribution Agreement between the Registrant and Smith Barney Inc. (renamed Citigroup Global Markets Inc. (“CGMI”)) is incorporated by reference to the Registration Statement.

(e)(2)     Form of Distribution Agreeement between the Registrant and PFS Distributors, Inc. (merged into PFSI Investments Inc. (“PFSI”)).

(e)(3)     Form of Participation Agreement between the Registrant and Travelers Fund BD for Variable Annuities and Travelers Fund BD II for Variable Annuities is incorporated by reference to Post-Effective Amendment No. 4.

(e)(4)     Form of Selling Group Agreement is incorporated by reference to Post-Effective Amendment No. 16.

(e)(5)     Distribution Agreement between the Registrant and Salomon Smith Barney Inc. is incorporated by reference to Post-Effective Amendment No. 23.

(e)(6)     Amendment to Distribution Agreement dated December 1, 2005 between the Registrant and CGMI is incorporated by reference to Post-Effective Amendment No. 30.

(e)(7)     Distribution Agreement dated December 1, 2005 between the Registrant and Legg Mason Investor Services, LLC (“LMIS”) is incorporated by reference to Post-Effective Amendment No. 30.

(e)(8)     Amendment of Distribution Agreement and Assumption of Duties and Responsibilities by PFSI dated December 1, 2005 between the Registrant and PFSI is incorporated by reference to Post-Effective Amendment No. 30.

(f)	Inapplicable.

(g)          Form of Custodian Agreement between Registrant and State Street Bank and Trust Company is incorporated by reference to Post-Effective Amendment No. 30.

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(h)(1)    Transfer Agency Agreement between Registrant and PFPC Inc. dated January 1, 2006 is incorporated by reference to Post-Effective Amendment No. 30.

(h)(2)    License Agreement between Registrant and Citigroup, Inc. dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 30.

(h)(3)    License Agreement between Legg Mason Properties, Inc. and Registrant dated April 6, 2006 is incorporated by reference to Post-Effective Amendment No. 30.

(i)           Opinion and Consent of Willkie Farr & Gallagher LLP as to legality of the series of shares being registered is incorporated by reference to the Registration Statement and Post-Effective Amendment No. 4.

(j)(1)	Consent of Independent Registered Public Accounting Firm to be filed by amendment.

(j)(2)      Power of Attorney dated March 18, 2004 is incorporated by reference to Post-Effective Amendment No. 25 filed on May 27, 2004.

(j)(3)      Power of Attorney dated May 5, 2004 is incorporated by reference to Post-Effective Amendment No. 25 filed on May 27, 2004.

(j)(4)      Power of Attorney dated April 12, 2006, is incorporated by reference to Post-Effective Amendment No. 30.

(k)	Inapplicable.

(l)           Form of Purchase Agreement between the Registrant and the Purchaser of the initial shares is incorporated by reference to the Registration Statement.

(m)(1)   Form of Service and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to the Registration Statement.

(m)(2)   Form of Amended Service and Distribution Plan pursuant to Rule 12b-1 is incorporated by reference to Post-Effective Amendment No. 16.

(m)(3)   Amended Services and Distribution Plan pursuant to Rule 12b-1 dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 30.

(n)	Not Applicable

(o)(1)     Form of Multiple Class Plan pursuant to Rule 18f-3(d) of the Investment Company Act of 1940 is incorporated by reference to the Registration Statement.

(o)(2)     Form of Amended Multiple Class Plan pursuant to Rule 18f-3(d) of the Investment Company Act of 1940 is incorporated by reference to Post-Effective Amendment No. 16.

(o)(3)    Amended and Restated Multiple Class Plan pursuant to Rule 18f-3 dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 30.

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(p)(1)     Code of Ethics of Citigroup Asset Management - North America (adopted by LMPFA) and certain registered Investment companies, as amended September 13, 2005 is incorporated by reference to Post-Effective Amendment No. 30.

(p)(2)     Code of Ethics of LMIS dated December 1, 2005 is incorporated by reference to Post-Effective Amendment No. 30.

(p)(3)     Code of Ethics of PFS Distributors, Inc. (merged into PFSI) is incorporated by reference to Post-Effective Amendment No. 63 to the Registration Statement on Form N-1A of Legg Mason Partners Income Funds on April 29, 2003 (Securities Act File No. 2-96408).

(p)(4)	Code of Ethics of CGMI to be filed by amendment.

Item 24. Persons Controlled by or Under Common Control with the Fund.

None.

Item 25. Indemnification.

The response to this item is incorporated by reference to the Registrant Statement. Reference is made to Paragraph 4 of the Distribution Agreement between the Registrant and the CGMI Distribution Agreement, paragraph 7 of the Amendment to the CGMI Distribution Agreement and paragraph 9 of the Distribution Agreement between the Registrant and LMIS.

Item 26. Business and Other Connections of the Investment Adviser.

Investment Adviser – LMPFA was formed in 2006 under the laws of the State of Delaware as a limited liability company. LMPFA is a direct wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”).

LMPFA is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). The list required by this Item 26 of officers and directors of LMPFA together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by LMPFA pursuant to the Advisers Act (SEC File No. 801-66785).

Sub-adviser — ClearBridge was formed in 2005 under the laws of the State of Delaware as a limited liability company. ClearBridge is a direct wholly-owned subsidiary of Legg Mason.

ClearBridge is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The list required by this Item 26 of officers and directors of ClearBridge together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference to Schedules A and D of Form ADV filed by ClearBridge pursuant to the Advisers Act (SEC File No. 801-64710).

Item 27. Principal Underwriters

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(a)          CGMI, a distributor of the Registrant, is the distributor for each series of the registrants listed: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Dollar Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund, Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund, Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolio II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners Arizona Municipals Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipals Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Sector Series, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., and various series of unit investment trusts.

LMIS, a distributor of the Registrant is also a distributor of the following funds: Legg Mason Partners Trust II, CitiFunds Trust I, Legg Mason Partners Funds Trust, Variable Annuity Portfolios, CitiFunds Premium Trust, CitiFunds Institutional Trust, CitiFunds Trust III, Legg Mason Partners Lifestyle Series, Inc., Smith Barney Multiple Discipline Trust, Legg Mason Partners Investment Series, Consulting Group Capital Markets Funds, High Income Opportunity Fund Inc., Intermediate Muni Fund, Inc., Legg Mason Partners Small Cap Core Fund, Inc., Legg Mason Partners Investment Trust, LMP Real Estate Income Fund Inc., Managed High Income Portfolio Inc., Managed Municipals Portfolio Inc., Municipal High Income Fund Inc., Citigroup Investments Corporate Loan Fund Inc., Zenix Income Fund Inc., Legg Mason Partners Capital Fund, Inc., Legg Mason Partners Investors Value Fund, Inc., Legg Mason Partners Equity Fund, Inc., Western Asset Funds II, Inc., Legg Mason Partners Series Funds, Inc., Legg Mason Partners Variable Portfolios I, Inc., Barrett Opportunity Fund, Inc. (prior to 12/1/06, Salomon Brothers Opportunity Fund Inc), Western Asset 2008 Worldwide Government Term Trust Inc., Western Asset High Income Fund Inc., Western Asset High Income Fund II Inc., Western Asset

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Emerging Markets Income Fund Inc., Western Asset Emerging Markets Income Fund II Inc., Western Asset Emerging Markets Floating Rate Fund Inc., Western Asset Global High Income Fund Inc., Western Asset Emerging Markets Debt Fund Inc., LMP Capital and Income Fund Inc., Western Asset Inflation Management Fund Inc., Western Asset Variable Rate Strategic Fund Inc., Western Asset Global Partners Income Fund Inc., Western Asset Municipal Partners Fund Inc., Western Asset Municipal Partners Fund II Inc., Legg Mason Partners Variable Portfolios II, Legg Mason Partners Adjustable Rate Income Fund, Legg Mason Partners Aggressive Growth Fund, Inc., Legg Mason Partners Appreciation Fund, Inc., Legg Mason Partners California Municipals Fund, Inc., Legg Mason Partners Equity Funds, Legg Mason Partners Fundamental Value Fund, Inc., Legg Mason Partners Funds, Inc., Legg Mason Partners Income Funds, Smith Barney Institutional Cash Management Fund, Inc., Legg Mason Partners Investment Funds, Inc., Legg Mason Partners Core Plus Bond Fund, Inc., Legg Mason Partners Managed Municipals Fund, Inc., Legg Mason Partners Massachusetts Municipal Fund, Smith Barney Money Funds, Inc., Legg Mason Partners Municipal Funds, Smith Barney Municipal Money Market Fund, Inc., Legg Mason Partners New Jersey Municipals Fund, Inc., Legg Mason Partners Oregon Municipals Fund, Legg Mason Partners World Funds, Inc., Legg Mason Partners Sector Series, Inc., Travelers Series Fund Inc., Legg Mason Cash Reserve Trust, Inc., Legg Mason Charles Street Trust, Inc., Legg Mason Global Trust, Inc., Legg Mason Growth Trust, Inc., Legg Mason Income Trust, Inc., Legg Mason Investment Trust, Inc., Legg Mason Investors Trust, Inc., Legg Mason Light Street Trust, Inc., Legg Mason Special Investment Trust, Inc., Legg Mason Tax Exempt Trust, Inc., Legg Mason Tax-Free Income Fund, Legg Mason Value Trust, Inc., Western Asset Funds, Inc.

LMIS is the placement agent for Institutional Enhanced Portfolio, Prime Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Tax Free Reserves Portfolio and Liquid Reserves Portfolio.

(b)          The information required by this Item 27 with respect to each director, officer and partner of CGMI is incorporated by reference to Schedule A of Form BD filed by CGM pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-8177).

The information required by this Item 27 with respect to each director, officer and partner of PFS Investments is incorporated by reference to Schedule A of Form BD filed by PFS Investments pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-37352).

The information required by this Item 27 with respect to each director and officer of LMIS is listed below:

Timothy C. Scheve - Managing Director

Mark R. Fetting - Managing Director

D. Stuart Bowers - Vice President

W. Talbot Daley - Vice President

Thomas J. Hirschmann - Vice President

Joseph M. Furey - General Counsel and Chief Compliance Officer

Ronald Holinsky - Counsel

Robert E. Patterson - Counsel

Theresa M. Silberzahn - Chief Financial Officer

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Elisabeth F. Craig - AML Compliance Officer and Director of Continuing Education

All addresses are 100 Light Street, Baltimore, Maryland 21202

Item 28. Location of Accounts and Records

Legg Mason Partners Lifestyle Series, Inc.

formerly known as Smith Barney Allocation Series Inc.

125 Broad Street

New York, New York 10004

Legg Mason Partners Fund Advisor, LLC

399 Park Avenue

New York, NY 10022

ClearBridge Advisors, LLC

399 Park Avenue

New York, NY 10022

State Street Bank and Trust Company

225 Franklin Street

Boston, MA 02110

Legg Mason Investor Services, LLC

100 Light Street

Baltimore, MD 21202

Citigroup Global Markets Inc.

388 Greenwich Street

New York, New York 10013

PFS Distributors Inc.

3120 Breckinridge Blvd.

Duluth, GA 30099-0062

Citicorp Trust Bank, fsb

125 Broad Street

New York, New York 10004

PFPC Inc.

P.O. Box 9699

Providence, RI 02940-9699

Primerica Shareholder Services

3100 Breckinridge Blvd.

Bldg 20

Duluth, GA 30099-0062

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Item 29. Management Services

Not Applicable.

Item 30. Undertakings

Not applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Fund has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York, on the 9th day of February, 2007.

LEGG MASON PARTNERS LIFESTYLE SERIES, INC.

By:	/s/ R. Jay Gerken
R. Jay Gerken
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	TITLE	DATE

/s/ R. Jay Gerken	Chairman of the Board, President	February 9, 2007
R. Jay Gerken	and Chief Executive Officer

/s/ Robert Brault	Treasurer and	February 9, 2007
Robert Brault	Chief Financial Officer

/s/ H. John Ellis*	Director	February 9, 2007
H. John Ellis

/s/ Stephen E. Kaufman*	Director	February 9, 2007
Stephen E. Kaufman

/s/ Armon E. Kamesar*	Director	February 9, 2007
Armon E. Kamesar

/s/ John J. Murphy*	Director	February 9, 2007
John J. Murphy

*By: /s/ R. Jay Gerken
R. Jay Gerken, Attorney-in-Fact

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